Schedule of Investments
Invesco 1-30 Laddered Treasury ETF (PLW)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.08%
U.S. Treasury Bonds-86.08%
7.88%, 02/15/2021	$3,568,200	$3,625,160
7.13%, 02/15/2023	3,264,300	3,766,951
7.63%, 02/15/2025	2,939,300	3,843,479
6.00%, 02/15/2026	3,041,700	3,922,130
6.63%, 02/15/2027	2,848,800	3,919,103
5.25%, 02/15/2029	2,941,700	4,014,961
5.38%, 02/15/2031	8,385,900	12,152,021
4.50%, 02/15/2036	8,405,500	12,491,361
4.75%, 02/15/2037	2,694,100	4,159,964
4.38%, 02/15/2038	2,772,700	4,177,029
3.50%, 02/15/2039	3,070,400	4,228,397
4.63%, 02/15/2040	2,654,800	4,197,799
4.75%, 02/15/2041	2,598,600	4,211,153
3.13%, 02/15/2042	3,227,400	4,291,812
3.13%, 02/15/2043	3,225,800	4,293,464
3.63%, 02/15/2044	2,976,000	4,272,885
2.50%, 02/15/2045	3,571,500	4,318,585
2.50%, 02/15/2046	3,564,900	4,319,795
3.00%, 02/15/2047	3,236,700	4,292,800
3.00%, 02/15/2048	3,226,000	4,296,755
3.00%, 02/15/2049	3,209,000	4,297,051
2.00%, 02/15/2050	3,969,000	4,381,094
		107,473,749
	Principal Amount	Value
U.S. Treasury Notes-13.00%
2.00%, 02/15/2022	$3,850,200	$3,938,860
2.75%, 02/15/2024	3,685,000	3,985,990
2.75%, 02/15/2028	3,557,000	4,092,634
1.50%, 02/15/2030	3,964,000	4,216,395
		16,233,879
Total U.S. Treasury Securities (Cost $125,833,614)		123,707,628
	Shares
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(a)(b) (Cost $45,180)	45,180	45,180
TOTAL INVESTMENTS IN SECURITIES-99.12% (Cost $125,878,794)		123,752,808
OTHER ASSETS LESS LIABILITIES-0.88%		1,100,275
NET ASSETS-100.00%		$124,853,083
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$388,224	$(343,044)	$-	$-	$45,180	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	115,706	74,511	(190,217)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	24,673,823	(24,673,823)	-	-	-	52*
Invesco Private Prime Fund	-	4,678,403	(4,677,935)	-	(468)	-	41*
Total	$115,706	$29,814,961	$(29,885,019)	$-	$(468)	$45,180	$95

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(b)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco California AMT-Free Municipal Bond ETF (PWZ)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-98.20%
California-97.85%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	3.00%	10/01/2034	$2,000	$2,118,200
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2035	1,500	1,784,130
Anaheim (City of), CA Public Financing Authority, Series 2014 A, Ref. RB	5.00%	05/01/2039	540	599,362
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	3,000	3,437,340
California (State of), Series 2012, Ref. GO Bonds	5.00%	02/01/2038	775	815,494
California (State of), Series 2013, GO Bonds	5.00%	04/01/2037	1,160	1,279,132
California (State of), Series 2013, GO Bonds	5.00%	04/01/2043	2,000	2,200,980
California (State of), Series 2013, GO Bonds	5.00%	11/01/2043	1,965	2,209,957
California (State of), Series 2014, GO Bonds	5.00%	10/01/2044	1,000	1,149,560
California (State of), Series 2015, GO Bonds	5.00%	03/01/2045	1,000	1,163,410
California (State of), Series 2015, Ref. GO Bonds	5.00%	08/01/2035	1,500	1,793,670
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	2,000	2,400,340
California (State of), Series 2016, Ref. GO Bonds	5.00%	09/01/2036	1,000	1,221,210
California (State of), Series 2020, GO Bonds	4.00%	03/01/2046	660	793,973
California (State of), Series 2020, GO Bonds	3.00%	03/01/2050	2,860	3,060,229
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	1,500	1,737,840
California (State of) Department of Water Resources, Series 2016 AW, Ref. RB	5.00%	12/01/2033	1,000	1,255,110
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	1,500	1,791,885
California (State of) Educational Facilities Authority (University of San Francisco), Series 2018 A, RB	5.00%	10/01/2053	2,000	2,429,240
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	500	608,120
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles), Series 2017 A, Ref. RB	5.00%	08/15/2042	1,500	1,755,780
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	1,000	1,544,650
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford), Series 2016 B, RB	5.00%	08/15/2055	1,000	1,162,600
California (State of) Health Facilities Financing Authority (Providence St. Joseph Health), Series 2016 A, Ref. RB	4.00%	10/01/2036	500	573,065
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	22,000	25,844,060
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(b)(c)	5.00%	08/15/2021	3,000	3,101,730
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2015 A, Ref. RB(b)(c)	5.00%	08/15/2025	1,000	1,218,790
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2016 B, Ref. RB	4.00%	11/15/2041	685	765,296
California (State of) Infrastructure & Economic Development Bank, Series 2016 A, RB	4.00%	10/01/2045	1,000	1,136,170
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	3.00%	07/01/2050	2,000	2,061,180
California (State of) Infrastructure & Economic Development Bank, Series 2020, Ref. RB	4.00%	07/01/2050	1,250	1,428,712
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2049	1,250	1,555,887
California (State of) Municipal Finance Authority (Clinicas Del Camino Real, Inc.), Series 2020, RB	4.00%	03/01/2050	3,085	3,258,161
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	1,000	1,095,630
California (State of) Municipal Finance Authority (Eisenhower Medical Centers), Series 2017 A, Ref. RB	5.00%	07/01/2042	1,000	1,151,430
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.00%	11/01/2047	1,000	1,117,330
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2047	500	569,810
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	1,000	1,207,130
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(b)(c)	5.00%	01/01/2028	1,000	1,310,230
California (State of) Municipal Finance Authority (UCR North District Phase 1 Student Housing), Series 2019, RB	5.00%	05/15/2049	2,000	2,329,060
California (State of) Public Works Board, Series 2016 C, Ref. RB	5.00%	11/01/2034	670	824,576
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group), Series 2015, Ref. RB(b)(c)	5.00%	11/01/2024	1,000	1,179,310
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	4.00%	08/15/2046	1,650	1,821,138
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2016 A, Ref. RB	5.00%	08/15/2051	1,000	1,157,340
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	5.00%	12/01/2057	850	1,009,392
California (State of) Statewide Communities Development Authority (Kaiser Permanente), Series 2012 A, RB	5.00%	04/01/2042	1,000	1,053,390
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018, RB	4.00%	08/01/2045	$1,000	$1,052,590
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group), Series 2011, Ref. RB(b)(c)	5.00%	12/01/2021	1,045	1,095,484
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments - CHF-Irvine, LLC), Series 2016, Ref. RB	5.00%	05/15/2040	1,000	1,102,010
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments, Phase IV-A - CHF-Irvine, LLC), Series 2017 A, RB	5.00%	05/15/2047	1,500	1,662,720
California Infrastructure & Economic Development Bank (Academy Motion Picture Arts & Sciences Obligated Group), Series 2015 A, Ref. RB	5.00%	11/01/2041	1,000	1,103,860
California State University, Series 2012 A, RB(b)(c)	5.00%	11/01/2022	2,940	3,208,246
California State University, Series 2016 A, Ref. RB	5.00%	11/01/2045	1,500	1,807,695
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2037	500	623,110
California State University, Series 2018 A, Ref. RB	5.00%	11/01/2048	3,000	3,799,320
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	800	861,936
Chabot-Las Positas Community College District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2047	4,750	5,491,570
Chaffey Joint Union High School District (Election of 2012), Series 2015 B, GO Bonds	5.00%	08/01/2044	2,000	2,312,720
Chino Valley Unified School District, Series 2020 B, GO Bonds	5.00%	08/01/2055	5,000	6,495,350
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	2,500	2,509,300
Coachella Valley Unified School District (2005 Election), Series 2016 E, GO Bonds, (INS - AGM)(a)	4.00%	08/01/2045	1,500	1,686,105
East Bay Municipal Utility District Water System Revenue, Series 2015 A, Ref. RB	5.00%	06/01/2037	1,500	1,780,665
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2042	1,500	1,869,315
East Bay Municipal Utility District Water System Revenue (Green Bonds), Series 2017 A, RB	5.00%	06/01/2045	2,000	2,478,180
East Whittier City School District, Series 2020 C, GO Bonds	4.00%	08/01/2047	2,775	3,168,467
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	2,000	2,202,140
Fremont Union High School District, Series 2019 A, GO Bonds	4.00%	08/01/2046	3,000	3,479,700
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2044	1,000	1,124,980
Irvine Unified School District (Community Facilities District No. 01-1), Series 2015, Ref. RB, (INS - BAM)(a)	5.00%	09/01/2038	2,600	2,984,176
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	2,000	2,329,160
Lodi Unified School District (Election of 2016), Series 2020, GO Bonds	3.00%	08/01/2043	5,000	5,296,250
Long Beach (City of), CA, Series 2015, RB	5.00%	05/15/2045	500	552,880
Long Beach (City of), CA, Series 2017 C, Ref. RB	5.00%	05/15/2047	1,500	1,784,790
Long Beach (City of), CA (Alamitos Bay Marina), Series 2015, RB	5.00%	05/15/2040	500	557,175
Long Beach Community College District, Series 2019 C, GO Bonds	4.00%	08/01/2049	1,500	1,755,090
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,000	1,245,050
Los Angeles (City of), CA Department of Airports, Series 2015 C, Ref. RB	5.00%	05/15/2038	2,000	2,321,100
Los Angeles (City of), CA Department of Airports, Series 2017 B, RB	5.00%	05/15/2042	3,500	4,246,900
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport), Series 2020 A, Ref. RB	5.00%	05/15/2040	3,000	3,895,740
Los Angeles (City of), CA Department of Water, Series 2011 A, RB	5.00%	07/01/2041	1,250	1,254,637
Los Angeles (City of), CA Department of Water, Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,190,580
Los Angeles (City of), CA Department of Water, Series 2018 A, RB	5.00%	07/01/2048	2,000	2,498,720
Los Angeles (City of), CA Department of Water, Series 2018 B, Ref. RB	5.00%	07/01/2048	5,000	6,330,600
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	2,000	2,144,620
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	4,445	4,762,729
Los Angeles (City of), CA Department of Water & Power, Series 2014 D, RB	5.00%	07/01/2039	1,000	1,150,330
Los Angeles (City of), CA Department of Water & Power, Series 2015 E, RB	5.00%	07/01/2044	1,000	1,144,210
Los Angeles (City of), CA Department of Water & Power, Series 2016 A, Ref. RB	5.00%	07/01/2046	2,500	2,969,650
Los Angeles (City of), CA Department of Water & Power, Series 2016 B, RB	5.00%	07/01/2042	1,500	1,791,600
Los Angeles (City of), CA Department of Water & Power, Series 2017 A, RB	5.00%	07/01/2042	1,500	1,834,200
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	5,235	6,759,170
Los Angeles (City of), CA Department of Water & Power, Series 2020 B, Ref. RB	5.00%	07/01/2039	2,250	3,012,592
Los Angeles (County of), CA Metropolitan Transportation Authority, Series 2017 A, RB	5.00%	07/01/2042	6,500	8,053,435
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2017 A, RB	5.00%	07/01/2041	1,000	1,241,870
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2019 A, RB	5.00%	07/01/2044	2,000	2,520,000
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	2,000	2,297,400
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	1,050	1,230,537
Los Angeles (County of), CA Public Works Financing Authority, Series 2019 E-1, RB	5.00%	12/01/2049	10,645	13,578,549
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2037	$1,130	$1,214,219
Los Angeles (County of), CA Public Works Financing Authority (Multiple Capital Project II), Series 2012, RB	5.00%	08/01/2042	2,330	2,495,174
Los Angeles Community College District, Series 2016, Ref. GO Bonds	5.00%	08/01/2036	1,000	1,218,680
Los Angeles Community College District, Series 2016, Ref. GO Bonds	4.00%	08/01/2037	1,215	1,415,609
Los Angeles Community College District (Election of 2008), Series 2017 J, GO Bonds	4.00%	08/01/2041	250	291,145
Los Angeles Community College District (Election of 2008), Series 2019 K, GO Bonds	3.00%	08/01/2039	3,800	4,095,564
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2043	5,000	6,193,700
Los Angeles Unified School District, Series 2020 C, GO Bonds	3.00%	07/01/2045	1,000	1,085,830
Los Angeles Unified School District (Election of 2008), Series 2018 B-1, GO Bonds	5.00%	07/01/2038	1,000	1,252,750
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	3,000	3,461,160
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	5.00%	08/01/2041	5,000	6,104,350
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2045	7,000	9,168,810
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	3,000	3,458,100
Mountain View Shoreline Regional Park Community, Series 2018 A, RB, (INS - AGM)(a)	5.00%	08/01/2048	5,000	6,203,850
Orange (County of), CA Local Transportation Authority, Series 2019, RB	5.00%	02/15/2041	3,000	3,865,470
Orange (County of), CA Water District, Series 2017 A, Ref. RB	4.00%	08/15/2041	2,000	2,332,980
Regents of the University of California, Series 2013 AI, RB	5.00%	05/15/2038	1,500	1,654,980
Rio Elementary School District, Series 2020 C, GO Bonds, (INS - BAM)(a)	5.00%	08/01/2047	1,340	1,677,573
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2043	4,500	5,155,605
Sacramento (City of), CA (Convention Center Complex), Series 2018 A, RB	5.00%	06/01/2048	6,000	6,821,700
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2014 A, Ref. RB	5.00%	12/01/2044	1,525	1,740,498
San Bernardino Community College District, Series 2019 A, GO Bonds	4.00%	08/01/2049	3,500	4,026,435
San Diego (City of), CA Association of Governments, Series 2017 A, RB	5.00%	07/01/2042	1,000	1,167,280
San Diego (City of), CA Public Facilities Financing Authority (Capital Improvement), Series 2015 A, RB	5.00%	10/15/2044	1,000	1,171,080
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2044	1,500	1,880,535
San Diego (County of), CA Regional Airport Authority, Series 2019 A, Ref. RB	5.00%	07/01/2049	3,000	3,733,410
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	4,000	4,798,960
San Diego (County of), CA Water Authority, Series 2016 B, Ref. RB	5.00%	05/01/2037	1,000	1,208,640
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	15,000	16,140,600
San Diego Unified School District (Election of 2012), Series 2013 C, GO Bonds	5.00%	07/01/2035	1,000	1,113,470
San Diego Unified School District (Election of 2012), Series 2016 F, GO Bonds	5.00%	07/01/2040	1,000	1,179,550
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2041	13,535	16,906,027
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	3,000	3,709,500
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,257,960
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2016, RB	5.00%	05/01/2046	4,465	5,264,815
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2017 B, RB	5.00%	05/01/2047	2,000	2,405,780
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2018, RB	5.00%	05/01/2048	7,000	8,554,000
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2019, RB	5.00%	05/01/2049	3,000	3,744,810
San Francisco Bay Area Rapid Transit District (Green Bonds), Series 2019 F1, GO Bonds	3.00%	08/01/2038	3,500	3,909,710
San Jose (City of), CA Financing Authority (Civic Center), Series 2013 A, Ref. RB(b)(c)	5.00%	06/01/2023	3,000	3,356,130
San Mateo & Foster (Cities of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	5.00%	08/01/2049	11,000	14,168,110
San Mateo Foster (City of), CA Public Financing Authority (Clean Water Program), Series 2019, RB	4.00%	08/01/2044	5,000	6,012,150
San Rafael City High School District (Election of 2015), Series 2018 B, GO Bonds	4.00%	08/01/2047	5,000	5,851,650
Santa Clara (County of), CA Financing Authority, Series 2019 A, RB	3.00%	05/01/2041	2,000	2,110,820
Santa Clara Valley Water District, Series 2016 A, Ref. RB	5.00%	06/01/2046	4,090	4,856,998
Santa Cruz (County of), CA Redevelopment Agency, Series 2015 A, Ref. RB, (INS - AGM)(a)	5.00%	09/01/2035	2,500	2,933,050
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	1,000	1,153,720
Sonoma Valley Unified School District, Series 2020, GO Bonds	4.00%	08/01/2047	1,300	1,526,551
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2049	2,200	2,735,216
Tulare (County of), CA Local Health Care District, Series 2020, Ref. GO Bonds, (INS - BAM)(a)	4.00%	08/01/2039	2,000	2,355,720
University of California, Series 2012 G, RB(b)(c)	5.00%	05/15/2022	745	796,852
University of California, Series 2012 G, RB	5.00%	05/15/2037	755	803,154
See accompanying notes which are an integral part of this schedule.

Invesco California AMT-Free Municipal Bond ETF (PWZ)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
University of California, Series 2017 AV, RB	5.25%	05/15/2042	$2,000	$2,510,540
University of California, Series 2018 AZ, Ref. RB	5.00%	05/15/2048	1,500	1,868,910
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2058	1,500	1,847,010
				447,697,122
Puerto Rico-0.35%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(a)	5.00%	07/01/2031	1,100	1,102,310
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(a)	5.13%	07/01/2047	500	514,115
				1,616,425
TOTAL INVESTMENTS IN SECURITIES(e)-98.20% (Cost $415,812,063)				449,313,547
OTHER ASSETS LESS LIABILITIES-1.80%				8,221,369
NET ASSETS-100.00%				$457,534,916

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(d)	Security subject to crossover refunding.
(e)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco CEF Income Composite ETF (PCEF)
November 30, 2020
(Unaudited)
	Shares	Value
Closed-End Funds-99.98%
Bonds-36.25%
Aberdeen Asia-Pacific Income Fund, Inc.(a)	3,623,438	$15,218,440
BlackRock Core Bond Trust	436,382	7,156,665
BlackRock Credit Allocation Income Trust	1,078,403	16,014,284
BlackRock Income Trust, Inc.(a)	502,012	3,072,313
BlackRock Limited Duration Income Trust(a)	401,418	6,378,532
BlackRock Multi-Sector Income Trust(a)	439,356	7,442,691
BlackRock Taxable Municipal Bond Trust(a)	384,119	10,294,389
Cohen & Steers Limited Duration Preferred and Income Fund, Inc.(a)	224,649	5,656,662
Cohen & Steers Select Preferred and Income Fund, Inc.(a)	76,540	2,019,891
DoubleLine Income Solutions Fund(a)	798,062	13,726,666
DoubleLine Opportunistic Credit Fund(a)	104,340	2,047,151
Eaton Vance Limited Duration Income Fund(a)	1,526,399	18,637,332
Eaton Vance Short Duration Diversified Income Fund(a)	259,842	3,235,033
Eaton Vance Tax-Managed Buy-Write Strategy Fund	92,460	908,882
First Trust Aberdeen Global Opportunity Income Fund(a)	144,793	1,498,608
First Trust Intermediate Duration Preferred & Income Fund(a)	491,295	11,260,481
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.(a)	120,754	3,402,848
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.(a)	273,725	6,227,244
Flaherty & Crumrine Total Return Fund, Inc.(a)	63,379	1,466,590
Franklin Ltd. Duration Income Trust(a)	271,563	2,359,882
Franklin Universal Trust(a)	360,645	2,614,676
Guggenheim Taxable Municipal Bond & Investment Grade Debt Trust	126,179	3,102,742
Invesco Bond Fund(a)(b)	104,136	2,150,408
Invesco Senior Income Trust(b)	2,236,982	8,880,819
John Hancock Preferred Income Fund	169,819	3,270,714
John Hancock Preferred Income Fund II	144,523	2,650,552
John Hancock Preferred Income Fund III(a)	214,309	3,656,111
John Hancock Premium Dividend Fund(a)	324,707	4,552,392
MFS Charter Income Trust	401,813	3,427,465
MFS Government Markets Income Trust(a)	257,826	1,196,313
MFS Intermediate Income Trust	1,054,675	3,986,671
MFS Multimarket Income Trust(a)	681,321	4,115,179
Nuveen Credit Strategies Income Fund(a)	1,924,805	12,107,023
Nuveen Global High Income Fund(a)	297,363	4,365,289
Nuveen Preferred & Income Opportunities Fund	826,942	7,525,172
Nuveen Preferred & Income Securities Fund(a)	1,619,708	15,225,255
Nuveen Preferred & Income Term Fund(a)	152,918	3,592,044
Nuveen Taxable Municipal Income Fund(a)	190,045	4,327,325
PIMCO Income Opportunity Fund(a)	126,047	3,129,747
PIMCO Income Strategy Fund(a)	201,989	2,229,959
PIMCO Income Strategy Fund II(a)	454,299	4,429,415
Pioneer Floating Rate Trust(a)	274,597	2,946,426
Putnam Master Intermediate Income Trust(a)	472,786	1,962,062
Putnam Premier Income Trust	838,500	3,865,485
RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.	125,452	1,785,182
TCW Strategic Income Fund, Inc.	317,075	1,797,815
Templeton Global Income Fund	1,927,965	10,391,731
	Shares	Value
Bonds-(continued)
Virtus Global Multi-Sector Income Fund	130,755	$1,528,526
Western Asset Global Corporate Defined Opportunity Fund, Inc.(a)	137,083	2,463,381
Western Asset Inflation-Linked Opportunities & Income Fund	887,918	10,512,949
Western Asset Inflation-Linked Securities & Income Fund(a)	335,374	4,416,876
Western Asset Investment Grade Defined Opportunity Trust, Inc.	74,248	1,590,392
		281,820,680
Bonds/High Yield-23.77%
AllianceBernstein Global High Income Fund, Inc.(a)	1,132,470	12,808,236
Barings Global Short Duration High Yield Fund	257,704	3,726,399
BlackRock Corporate High Yield Fund, Inc.(a)	1,095,063	12,647,978
BlackRock Debt Strategies Fund, Inc.(a)	601,293	6,217,369
BlackRock Floating Rate Income Strategies Fund, Inc.	509,988	6,145,355
BlackRock Floating Rate Income Trust(a)	321,157	3,818,557
BNY Mellon High Yield Strategies Fund(a)	944,356	2,842,512
Credit Suisse Asset Management Income Fund, Inc.(a)	668,474	2,105,693
Credit Suisse High Yield Bond Fund(a)	1,325,123	3,061,034
Eaton Vance Floating-Rate Income Trust(a)	574,075	7,549,086
Eaton Vance Senior Floating-Rate Trust(a)	530,612	6,759,997
First Eagle Senior Loan Fund	110,641	1,473,738
First Trust High Income Long/Short Fund(a)	429,179	6,253,138
First Trust Senior Floating Rate Income Fund II(a)	341,481	3,944,106
Guggenheim Credit Allocation Fund(a)	59,249	1,131,656
Highland Income Fund	1,343,906	12,095,154
Insight Select Income Fund	97,767	2,073,638
Invesco High Income 2023 Target Term Fund(b)	194,255	1,612,317
Ivy High Income Opportunities Fund(a)	213,108	2,710,734
Morgan Stanley Emerging Markets Debt Fund, Inc.	302,898	2,720,024
Neuberger Berman High Yield Strategies Fund, Inc.(a)	178,444	2,061,028
New America High Income Fund, Inc. (The)	328,270	2,826,405
Nuveen Mortgage and Income Fund(a)	64,785	1,263,308
Nuveen NASDAQ 100 Dynamic Overwrite Fund(a)	277,329	7,071,889
PGIM Global High Yield Fund, Inc.(a)	583,248	8,188,802
PGIM High Yield Bond Fund, Inc.(a)	472,883	6,979,753
PIMCO High Income Fund(a)	847,250	5,007,248
Pioneer High Income Trust(a)	328,656	2,898,746
Templeton Emerging Markets Income Fund(a)	712,207	5,498,238
Wells Fargo Income Opportunities Fund(a)	784,581	6,190,344
Wells Fargo Multi-Sector Income Fund(a)	334,477	3,966,897
Western Asset Emerging Markets Debt Fund, Inc.(a)	866,568	11,612,011
Western Asset Global High Income Fund, Inc.(a)	397,994	4,015,759
Western Asset High Income Fund II, Inc.(a)	758,548	5,241,567
Western Asset High Income Opportunity Fund, Inc.(a)	1,416,437	7,138,842
Western Asset High Yield Defined Opportunity Fund, Inc.(a)	207,008	3,150,662
		184,808,220
See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Domestic Equity-3.12%
Guggenheim Strategic Opportunities Fund(a)	270,598	$5,043,947
John Hancock Tax-Advantaged Dividend Income Fund	410,424	8,631,217
NexPoint Strategic Opportunities Fund	1,085,647	10,606,771
		24,281,935
Fixed Income-6.50%
Angel Oak Financial Strategies Income Term Trust	197,159	3,345,788
Ares Dynamic Credit Allocation Fund, Inc.(a)	333,974	4,515,329
Blackstone/GSO Long-Short Credit Income Fund(a)	164,494	2,172,966
Blackstone/GSO Strategic Credit Fund(a)	587,952	7,284,725
PIMCO Dynamic Credit and Mortgage Income Fund	956,441	19,884,408
PIMCO Dynamic Income Fund(a)	396,216	10,523,497
PIMCO Strategic Income Fund, Inc.(a)	289,744	2,002,131
Stone Harbor Emerging Markets Income Fund(a)	111,671	826,365
		50,555,209
Option Income-30.34%
AllianzGI Dividend Interest & Premium Strategy Fund	1,269,834	16,507,842
BlackRock Energy and Resources Trust	390,812	2,759,133
BlackRock Enhanced Capital and Income Fund, Inc.	562,675	9,559,848
BlackRock Enhanced Equity Dividend Trust(a)	2,414,065	19,795,333
BlackRock Enhanced Global Dividend Trust	862,166	9,121,716
BlackRock Enhanced International Dividend Trust(a)	1,369,037	7,817,201
BlackRock Health Sciences Trust(a)	79,964	3,694,153
BlackRock Resources & Commodities Strategy Trust(a)	1,336,595	8,995,284
BlackRock Science & Technology Trust	166,262	8,175,103
Brookfield Real Assets Income Fund, Inc.(a)	572,837	10,081,931
Columbia Seligman Premium Technology Growth Fund, Inc.	107,657	2,750,636
Eaton Vance Enhanced Equity Income Fund	318,393	4,963,747
Eaton Vance Enhanced Equity Income Fund II(a)	340,493	7,014,156
Eaton Vance Risk-Managed Diversified Equity Income Fund(a)	422,574	4,251,095
Eaton Vance Tax-Managed Buy-Write Income Fund	176,967	2,523,549
Eaton Vance Tax-Managed Buy-Write Opportunities Fund(a)	571,739	8,353,107
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,391,917	16,703,004
	Shares	Value
Option Income-(continued)
Eaton Vance Tax-Managed Global Buy Write Opportunities Fund(a)	1,228,443	$11,596,502
Eaton Vance Tax-Managed Global Diversified Equity Income Fund(a)	3,486,757	28,974,951
First Trust Enhanced Equity Income Fund(a)	229,855	3,762,726
GAMCO Natural Resources Gold & Income Trust(a)	297,475	1,484,400
Guggenheim Enhanced Equity Income Fund(a)	652,822	4,112,779
John Hancock Hedged Equity & Income Fund(a)	144,238	1,622,678
Madison Covered Call & Equity Strategy Fund(a)	299,782	1,927,598
Nuveen Dow 30sm Dynamic Overwrite Fund(a)	474,724	7,040,157
Nuveen S&P 500 Buy-Write Income Fund(a)	1,355,162	16,871,767
Nuveen S&P 500 Dynamic Overwrite Fund	202,495	2,986,801
Voya Global Advantage and Premium Opportunity Fund	267,748	2,286,568
Voya Global Equity Dividend and Premium Opportunity Fund	1,412,783	7,318,216
Voya Infrastructure Industrials and Materials Fund(a)	280,175	2,877,397
		235,929,378
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $760,072,450)		777,395,422
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.38%
Invesco Private Government Fund, 0.02%(b)(c)(d)	10,370,308	10,370,308
Invesco Private Prime Fund, 0.12%(b)(c)(d)	15,889,906	15,894,672
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $26,264,981)		26,264,980
TOTAL INVESTMENTS IN SECURITIES-103.36% (Cost $786,337,431)		803,660,402
OTHER ASSETS LESS LIABILITIES-(3.36)%		(26,160,896)
NET ASSETS-100.00%		$777,499,506

See accompanying notes which are an integral part of this schedule.

Invesco CEF Income Composite ETF (PCEF)—(continued)
November 30, 2020
(Unaudited)
Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at November 30, 2020.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Bond Fund	$2,212,405	$22,464	$(129,893)	$42,902	$2,530	$2,150,408	$18,652
Invesco High Income 2023 Target Term Fund	1,301,886	256,975	(34,448)	88,815	(911)	1,612,317	27,731
Invesco High Income Trust II	1,540,802	2,157	(1,488,884)	(226,031)	171,956	-	11,647
Invesco Senior Income Trust	-	8,282,382	(72,564)	673,779	(2,778)	8,880,819	94,385
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	4,582,323	(4,582,323)	-	-	-	12
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	199,232	(199,232)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,472,276	33,144,594	(32,246,562)	-	-	10,370,308	1,156*
Invesco Private Prime Fund	3,158,494	34,268,263	(21,532,635)	(1)	551	15,894,672	2,982*
Total	$17,685,863	$80,758,390	$(60,286,541)	$579,464	$171,348	$38,908,524	$156,565

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(c)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental High Yield® Corporate Bond ETF (PHB)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-98.93%
Aerospace & Defense-1.84%
Howmet Aerospace, Inc.
5.13%, 10/01/2024	$3,325,000	$3,619,761
5.90%, 02/01/2027(b)	3,231,000	3,756,005
TransDigm, Inc.
6.50%, 07/15/2024	3,807,075	3,871,320
5.50%, 11/15/2027	4,050,000	4,185,675
		15,432,761
Airlines-3.39%
Delta Air Lines, Inc.
3.63%, 03/15/2022	6,616,000	6,707,031
4.38%, 04/19/2028	7,693,000	7,551,141
United Airlines Holdings, Inc., 4.25%, 10/01/2022(b)	14,103,100	14,123,549
		28,381,721
Auto Components-2.15%
American Axle & Manufacturing, Inc.
6.25%, 04/01/2025(b)	2,773,000	2,873,272
6.88%, 07/01/2028	2,785,000	2,957,447
Dana, Inc.
5.50%, 12/15/2024	2,238,000	2,288,523
5.63%, 06/15/2028	2,281,000	2,464,358
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023(b)	3,601,000	3,613,423
5.00%, 05/31/2026	3,758,000	3,839,511
		18,036,534
Automobiles-3.17%
Ford Motor Co.
8.50%, 04/21/2023	10,825,000	12,151,550
4.35%, 12/08/2026	13,686,000	14,393,292
		26,544,842
Banks-0.73%
CIT Group, Inc.
5.00%, 08/15/2022	2,706,000	2,882,404
6.13%, 03/09/2028	2,610,000	3,213,067
		6,095,471
Building Products-0.29%
Griffon Corp., 5.75%, 03/01/2028	2,310,000	2,451,487
Chemicals-4.12%
Ashland LLC, 4.75%, 08/15/2022	3,117,000	3,275,772
Avient Corp., 5.25%, 03/15/2023	2,871,000	3,099,718
CF Industries, Inc., 3.45%, 06/01/2023	5,575,000	5,863,283
Chemours Co. (The)
6.63%, 05/15/2023(b)	2,327,000	2,368,770
5.38%, 05/15/2027(b)	2,597,000	2,705,749
Huntsman International LLC
5.13%, 11/15/2022	2,619,000	2,802,097
4.50%, 05/01/2029	2,749,000	3,170,999
Olin Corp., 5.63%, 08/01/2029	4,239,000	4,561,991
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/2029	3,740,000	4,004,250
Valvoline, Inc., 4.38%, 08/15/2025	2,598,000	2,689,086
		34,541,715
	Principal Amount	Value
Commercial Services & Supplies-1.03%
ADT Security Corp. (The), 3.50%, 07/15/2022	$4,847,000	$4,971,204
Covanta Holding Corp., 6.00%, 01/01/2027	3,411,000	3,640,595
		8,611,799
Communications Equipment-0.42%
Hughes Satellite Systems Corp.
7.63%, 06/15/2021	1,602,150	1,652,217
6.63%, 08/01/2026	1,660,000	1,852,660
		3,504,877
Construction & Engineering-1.75%
AECOM
5.88%, 10/15/2024	3,135,000	3,487,688
5.13%, 03/15/2027	3,215,000	3,604,208
Fluor Corp.
3.50%, 12/15/2024(b)	3,934,000	3,855,359
4.25%, 09/15/2028(b)	3,755,000	3,690,414
		14,637,669
Consumer Finance-3.02%
Ally Financial, Inc., 5.75%, 11/20/2025	9,483,000	11,088,242
Navient Corp.
6.50%, 06/15/2022	3,805,000	4,016,177
5.00%, 03/15/2027	4,160,000	4,124,141
OneMain Finance Corp.
6.13%, 03/15/2024	2,700,000	2,928,690
6.63%, 01/15/2028	2,750,000	3,174,023
		25,331,273
Containers & Packaging-2.33%
Ball Corp.
5.25%, 07/01/2025	2,490,000	2,861,968
2.88%, 08/15/2030	2,775,000	2,764,594
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/2023	2,866,000	3,030,795
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/2026	2,932,000	3,052,388
Graphic Packaging International LLC, 4.75%, 04/15/2021	4,043,000	4,063,215
Silgan Holdings, Inc., 4.13%, 02/01/2028	3,582,000	3,725,280
		19,498,240
Diversified Consumer Services-0.52%
Service Corp. International, 5.13%, 06/01/2029	3,889,000	4,328,224
Diversified Telecommunication Services-1.61%
CenturyLink, Inc.
Series G, 6.88%, 01/15/2028	5,969,000	6,870,677
Series S, 6.45%, 06/15/2021	6,458,000	6,625,908
		13,496,585
Electric Utilities-1.14%
DPL, Inc., 4.13%, 07/01/2025(c)	4,006,000	4,261,383
NRG Energy, Inc., 6.63%, 01/15/2027	5,019,000	5,289,825
		9,551,208
Electronic Equipment, Instruments & Components-0.69%
CDW LLC/CDW Finance Corp.
5.50%, 12/01/2024	2,561,000	2,834,707
3.25%, 02/15/2029	2,900,000	2,911,165
		5,745,872
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Energy Equipment & Services-1.26%
Oceaneering International, Inc., 4.65%, 11/15/2024	$5,797,000	$5,259,618
Patterson-UTI Energy, Inc.
3.95%, 02/01/2028	2,205,000	1,877,445
5.15%, 11/15/2029	4,025,000	3,458,130
SESI LLC, 7.75%, 09/15/2024	620	175
		10,595,368
Entertainment-0.75%
Netflix, Inc.
5.50%, 02/15/2022	2,864,000	3,014,360
4.88%, 04/15/2028	2,836,000	3,251,843
		6,266,203
Equity REITs-5.53%
CyrusOne L.P./CyrusOne Finance Corp.
2.90%, 11/15/2024	1,510,000	1,609,834
3.45%, 11/15/2029	1,540,000	1,649,764
Diversified Healthcare Trust, 4.75%, 02/15/2028	5,412,000	5,033,160
EPR Properties, 3.75%, 08/15/2029	4,225,000	3,960,886
FelCor Lodging L.P., 6.00%, 06/01/2025	3,718,000	3,750,142
GEO Group, Inc. (The), 6.00%, 04/15/2026	5,323,000	3,952,327
GLP Capital L.P./GLP Financing II, Inc.
5.25%, 06/01/2025	2,000,000	2,220,000
5.38%, 04/15/2026	1,953,000	2,211,587
iStar, Inc., 4.75%, 10/01/2024	2,595,000	2,599,606
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/2027	3,417,000	3,624,019
RHP Hotel Properties L.P./RHP Finance Corp.
5.00%, 04/15/2023	1,728,000	1,723,680
4.75%, 10/15/2027	1,759,000	1,748,780
Sabra Health Care L.P., 5.13%, 08/15/2026	2,813,000	3,107,485
SBA Communications Corp.
4.88%, 09/01/2024	1,818,000	1,865,723
3.88%, 02/15/2027(c)	1,830,000	1,887,188
Service Properties Trust
4.35%, 10/01/2024	2,830,000	2,713,262
4.75%, 10/01/2026	2,850,000	2,685,555
		46,342,998
Food Products-2.43%
B&G Foods, Inc., 5.25%, 04/01/2025	2,961,000	3,074,739
Kraft Heinz Foods Co. (The)
3.50%, 06/06/2022	6,370,000	6,600,402
3.00%, 06/01/2026	6,637,000	6,932,078
TreeHouse Foods, Inc., 4.00%, 09/01/2028	3,650,000	3,712,324
		20,319,543
Gas Utilities-0.69%
AmeriGas Partners L.P./AmeriGas Finance Corp.
5.63%, 05/20/2024	2,562,000	2,798,985
5.88%, 08/20/2026	2,635,000	2,967,181
		5,766,166
Health Care Equipment & Supplies-1.46%
Becton, Dickinson and Co.
2.89%, 06/06/2022	4,234,000	4,379,840
3.70%, 06/06/2027	3,973,000	4,565,101
Teleflex, Inc., 4.63%, 11/15/2027	3,049,000	3,246,621
		12,191,562
	Principal Amount	Value
Health Care Providers & Services-5.94%
Centene Corp., 4.63%, 12/15/2029	$9,031,000	$9,911,929
Encompass Health Corp., 4.75%, 02/01/2030	3,780,000	4,028,762
HCA, Inc.
5.38%, 02/01/2025	5,266,000	5,903,265
5.63%, 09/01/2028	5,146,000	6,042,819
Magellan Health, Inc., 4.90%, 09/22/2024	3,626,000	3,820,517
Molina Healthcare, Inc., 5.38%, 11/15/2022	5,597,000	5,901,337
Tenet Healthcare Corp., 4.88%, 01/01/2026(c)	7,690,000	7,930,235
Universal Health Services, Inc., 2.65%, 10/15/2030(c)	6,000,000	6,192,300
		49,731,164
Hotels, Restaurants & Leisure-5.41%
Aramark Services, Inc., 4.75%, 06/01/2026	6,237,000	6,371,095
Churchill Downs, Inc., 5.50%, 04/01/2027(c)	2,160,000	2,278,400
Hilton Domestic Operating Co., Inc., 4.88%, 01/15/2030	2,664,000	2,877,107
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/2025	2,688,000	2,750,147
Marriott Ownership Resorts, Inc./ILG LLC, 6.50%, 09/15/2026	3,052,000	3,209,849
MGM Resorts International
6.00%, 03/15/2023	3,256,000	3,487,274
5.50%, 04/15/2027	3,260,000	3,498,942
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022	4,884,000	4,819,140
3.70%, 03/15/2028	5,575,000	4,930,828
Wyndham Destinations, Inc.
4.25%, 03/01/2022	1,983,000	2,029,601
Series J, 6.00%, 04/01/2027	2,039,000	2,233,979
Yum! Brands, Inc.
3.75%, 11/01/2021	3,280,000	3,344,206
3.63%, 03/15/2031	3,475,000	3,479,344
		45,309,912
Household Durables-4.75%
Century Communities, Inc., 6.75%, 06/01/2027	2,325,000	2,500,317
KB Home, 7.00%, 12/15/2021	2,745,000	2,859,947
Lennar Corp.
4.50%, 04/30/2024	2,958,000	3,278,159
4.75%, 11/29/2027	2,852,000	3,386,750
M/I Homes, Inc., 4.95%, 02/01/2028	2,525,000	2,665,453
Meritage Homes Corp., 6.00%, 06/01/2025	2,860,000	3,262,187
Newell Brands, Inc.
4.35%, 04/01/2023	2,680,000	2,823,916
4.70%, 04/01/2026	2,574,000	2,776,703
PulteGroup, Inc.
4.25%, 03/01/2021	2,456,500	2,476,705
5.50%, 03/01/2026	2,328,000	2,801,748
Tempur Sealy International, Inc., 5.50%, 06/15/2026	3,296,000	3,437,398
Toll Brothers Finance Corp.
4.38%, 04/15/2023	1,950,340	2,074,674
4.88%, 03/15/2027	1,868,000	2,147,964
TRI Pointe Group, Inc., 5.70%, 06/15/2028	1,485,000	1,691,430
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.88%, 06/15/2024	1,454,000	1,591,149
		39,774,500

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Household Products-0.50%
Spectrum Brands, Inc., 5.75%, 07/15/2025	$4,011,000	$4,147,133
Independent Power and Renewable Electricity Producers-0.51%
AES Corp. (The), 5.13%, 09/01/2027	3,902,000	4,308,647
Insurance-1.02%
Genworth Holdings, Inc., 7.63%, 09/24/2021(b)	8,455,000	8,518,412
Internet & Direct Marketing Retail-0.87%
QVC, Inc.
4.38%, 03/15/2023	3,530,000	3,706,500
4.75%, 02/15/2027	3,485,000	3,602,392
		7,308,892
IT Services-0.34%
VeriSign, Inc.
4.63%, 05/01/2023	1,420,000	1,436,862
4.75%, 07/15/2027	1,314,000	1,408,444
		2,845,306
Machinery-1.38%
Hillenbrand, Inc., 5.00%, 09/15/2026	2,746,000	3,010,303
Trinity Industries, Inc., 4.55%, 10/01/2024	4,315,000	4,498,258
Wabtec Corp.
4.40%, 03/15/2024	1,761,000	1,925,111
4.95%, 09/15/2028	1,820,000	2,127,726
		11,561,398
Media-3.79%
AMC Networks, Inc., 5.00%, 04/01/2024	3,996,000	4,067,409
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 03/01/2030(c)	6,775,000	7,196,405
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.91%, 07/23/2025, (Acquired 06/02/2016 - 11/09/2020; Cost $6,916,075)(d)	6,311,000	7,311,738
DISH DBS Corp.
6.75%, 06/01/2021	3,920,000	4,009,180
7.75%, 07/01/2026	4,096,000	4,679,741
Lamar Media Corp., 5.75%, 02/01/2026	4,297,000	4,455,022
		31,719,495
Metals & Mining-2.23%
AK Steel Corp., 7.00%, 03/15/2027	760	752
Allegheny Technologies, Inc.
7.88%, 08/15/2023	1,549,000	1,680,828
5.88%, 12/01/2027(b)	1,579,000	1,645,121
Carpenter Technology Corp., 6.38%, 07/15/2028	2,775,000	3,025,109
Commercial Metals Co., 5.75%, 04/15/2026	3,563,000	3,716,084
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	3,960,000	4,126,320
5.25%, 09/01/2029(b)	4,039,000	4,511,805
		18,706,019
Mortgage REITs-0.79%
Starwood Property Trust, Inc., 5.00%, 12/15/2021	6,502,000	6,615,785
Multiline Retail-2.48%
Macy’s Retail Holdings LLC, 2.88%, 02/15/2023	12,672,000	11,848,320
Nordstrom, Inc., 4.38%, 04/01/2030(b)	9,275,000	8,929,727
		20,778,047
	Principal Amount	Value
Oil, Gas & Consumable Fuels-11.35%
Apache Corp., 4.38%, 10/15/2028	$8,115,000	$8,289,472
Continental Resources, Inc.
4.50%, 04/15/2023	3,675,000	3,773,600
4.38%, 01/15/2028(b)	4,368,000	4,364,899
Devon Energy Corp., 5.85%, 12/15/2025	5,992,000	6,929,729
Diamondback Energy, Inc.
2.88%, 12/01/2024	1,894,000	1,975,618
3.50%, 12/01/2029	2,070,000	2,170,253
EQM Midstream Partners L.P.
4.75%, 07/15/2023	1,860,000	1,900,455
5.50%, 07/15/2028	1,935,000	2,062,071
EQT Corp.
3.00%, 10/01/2022(b)	1,850,000	1,860,961
3.90%, 10/01/2027	2,165,000	2,149,488
Hess Corp., 4.30%, 04/01/2027	6,880,000	7,427,066
Murphy Oil Corp.
5.75%, 08/15/2025	3,629,000	3,420,714
5.88%, 12/01/2027	3,625,000	3,302,158
Occidental Petroleum Corp.
2.90%, 08/15/2024	9,065,000	8,466,710
3.50%, 08/15/2029	10,160,000	8,906,256
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/2028	8,350,000	4,399,406
PDC Energy, Inc., 6.13%, 09/15/2024	3,307,000	3,370,114
Range Resources Corp., 4.88%, 05/15/2025(b)	4,343,000	4,040,836
Southwestern Energy Co.
6.45%, 01/23/2025	1,716,000	1,753,538
7.75%, 10/01/2027	1,750,000	1,849,531
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 5.50%, 03/01/2030(c)	7,230,000	7,869,421
WPX Energy, Inc.
5.25%, 09/15/2024	2,118,380	2,271,963
4.50%, 01/15/2030	2,425,000	2,536,065
		95,090,324
Personal Products-0.31%
Edgewell Personal Care Co., 4.70%, 05/24/2022	2,514,000	2,612,989
Pharmaceuticals-0.40%
Elanco Animal Health, Inc.
5.27%, 08/28/2023	1,520,000	1,654,277
5.90%, 08/28/2028	1,450,000	1,706,541
		3,360,818
Professional Services-0.53%
IHS Markit Ltd.
4.13%, 08/01/2023	1,968,000	2,146,488
4.25%, 05/01/2029	1,890,000	2,256,329
		4,402,817
Real Estate Management & Development-0.69%
Kennedy-Wilson, Inc., 5.88%, 04/01/2024	2,898,000	2,941,470
Newmark Group, Inc., 6.13%, 11/15/2023	2,590,000	2,815,400
		5,756,870
Semiconductors & Semiconductor Equipment-0.97%
Amkor Technology, Inc., 6.63%, 09/15/2027(c)	3,971,000	4,313,499
Qorvo, Inc., 4.38%, 10/15/2029	3,550,000	3,832,580
		8,146,079

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Software-1.09%
CDK Global, Inc.
5.00%, 10/15/2024	$1,498,000	$1,651,545
4.88%, 06/01/2027	1,511,000	1,593,651
Citrix Systems, Inc., 4.50%, 12/01/2027	2,897,000	3,326,614
Nuance Communications, Inc., 5.63%, 12/15/2026	2,446,640	2,589,732
		9,161,542
Specialty Retail-3.92%
Asbury Automotive Group, Inc., 4.75%, 03/01/2030	4,150,000	4,373,063
L Brands, Inc., 5.25%, 02/01/2028	11,299,000	11,743,898
Murphy Oil USA, Inc., 4.75%, 09/15/2029	4,960,000	5,281,482
Penske Automotive Group, Inc., 5.50%, 05/15/2026	6,600,000	6,876,375
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/2025	4,442,000	4,581,923
		32,856,741
Technology Hardware, Storage & Peripherals-4.66%
EMC Corp., 3.38%, 06/01/2023	14,501,000	15,008,535
Seagate HDD Cayman
4.75%, 01/01/2025	3,820,000	4,245,213
4.09%, 06/01/2029(c)	4,010,000	4,443,256
Western Digital Corp., 4.75%, 02/15/2026	8,553,000	9,352,171
Xerox Corp., 4.38%, 03/15/2023	5,650,000	5,940,269
		38,989,444
Textiles, Apparel & Luxury Goods-0.47%
Under Armour, Inc., 3.25%, 06/15/2026(b)	3,930,000	3,932,456
Thrifts & Mortgage Finance-0.78%
MGIC Investment Corp., 5.25%, 08/15/2028	3,260,000	3,482,087
Radian Group, Inc.
4.50%, 10/01/2024	1,425,420	1,486,000
4.88%, 03/15/2027	1,477,000	1,576,698
		6,544,785
	Principal Amount	Value
Trading Companies & Distributors-1.73%
H&E Equipment Services, Inc., 5.63%, 09/01/2025	$2,518,000	$2,635,213
United Rentals North America, Inc., 4.88%, 01/15/2028	6,868,000	7,340,175
WESCO Distribution, Inc., 5.38%, 12/15/2021	4,487,000	4,509,054
		14,484,442
Wireless Telecommunication Services-1.70%
Sprint Capital Corp., 6.88%, 11/15/2028	5,533,000	7,190,548
Sprint Corp., 7.88%, 09/15/2023	6,090,000	7,031,488
		14,222,036
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.93% (Cost $796,450,291)		828,558,171
	Shares
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.58%
Invesco Private Government Fund, 0.02%(e)(f)(g)	18,656,977	18,656,977
Invesco Private Prime Fund, 0.12%(e)(f)(g)	28,072,527	28,080,949
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $46,737,926)		46,737,926
TOTAL INVESTMENTS IN SECURITIES-104.51% (Cost $843,188,217)		875,296,097
OTHER ASSETS LESS LIABILITIES-(4.51)%		(37,769,829)
NET ASSETS-100.00%		$837,526,268

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental High Yield® Corporate Bond ETF (PHB)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $46,372,087, which represented 5.54% of the Fund’s Net Assets.
(d)	Restricted security. The value of this security at period end represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$27,037,950	$(27,037,950)	$-	$-	$-	$88
Invesco Premier U.S. Government Money Portfolio, Institutional Class	4,085,897	14,211,271	(18,297,168)	-	-	-	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,700,947	46,223,509	(44,267,479)	-	-	18,656,977	1,725*
Invesco Private Prime Fund	5,576,100	42,225,048	(19,720,971)	-	772	28,080,949	4,834*
Total	$26,362,944	$129,697,778	$(109,323,568)	$-	$772	$46,737,926	$6,676

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-99.43%
Aerospace & Defense-2.35%
Boeing Co. (The)
2.70%, 05/01/2022	$135,000	$138,084
5.15%, 05/01/2030	125,000	147,657
General Dynamics Corp.
3.00%, 05/11/2021	81,000	82,043
3.75%, 05/15/2028	81,000	95,229
Huntington Ingalls Industries, Inc.
3.84%, 05/01/2025(b)	40,000	44,569
3.48%, 12/01/2027	30,000	33,611
L3Harris Technologies, Inc.
3.85%, 06/15/2023	33,000	35,700
4.40%, 06/15/2028	33,000	39,602
Lockheed Martin Corp.
2.90%, 03/01/2025	100,000	108,829
3.55%, 01/15/2026	84,000	95,206
Northrop Grumman Corp.
2.55%, 10/15/2022	78,000	81,094
3.25%, 01/15/2028	76,000	85,805
Raytheon Technologies Corp.
2.50%, 12/15/2022(b)	130,000	134,700
4.13%, 11/16/2028	114,000	136,170
Textron, Inc., 3.00%, 06/01/2030	95,000	101,976
		1,360,275
Air Freight & Logistics-0.89%
C.H. Robinson Worldwide, Inc., 4.20%, 04/15/2028	80,000	93,831
FedEx Corp.
3.80%, 05/15/2025	75,000	84,789
3.10%, 08/05/2029	83,000	93,152
United Parcel Service, Inc.
3.13%, 01/15/2021	111,000	111,343
3.05%, 11/15/2027	114,000	129,544
		512,659
Airlines-0.27%
Southwest Airlines Co.
5.25%, 05/04/2025	65,000	74,204
2.63%, 02/10/2030	85,000	84,498
		158,702
Auto Components-0.34%
BorgWarner, Inc.
3.38%, 03/15/2025(c)	42,000	46,226
2.65%, 07/01/2027	40,000	42,717
Lear Corp., 3.80%, 09/15/2027	100,000	110,232
		199,175
Automobiles-0.81%
General Motors Financial Co., Inc.
3.20%, 07/06/2021	152,000	153,903
4.35%, 01/17/2027	164,000	186,696
PACCAR Financial Corp., 2.65%, 05/10/2022	124,000	128,352
		468,951
Banks-7.13%
Bank of America Corp.
3.30%, 01/11/2023	246,000	260,948
3.25%, 10/21/2027	245,000	272,530
Citigroup, Inc.
4.50%, 01/14/2022	229,000	239,915
4.45%, 09/29/2027	225,000	264,151
	Principal Amount	Value
Banks-(continued)
Citizens Bank N.A.
3.25%, 02/14/2022	$50,000	$51,624
3.75%, 02/18/2026	76,000	86,712
Comerica, Inc.
3.70%, 07/31/2023	50,000	54,117
4.00%, 02/01/2029	53,000	61,754
Fifth Third Bancorp, 2.55%, 05/05/2027	75,000	81,092
Fifth Third Bank, 2.25%, 06/14/2021	76,000	76,698
First Republic Bank, 2.50%, 06/06/2022	101,000	104,086
Huntington Bancshares, Inc.
3.15%, 03/14/2021	56,000	56,318
2.55%, 02/04/2030	67,000	71,845
JPMorgan Chase & Co.
3.88%, 09/10/2024	295,000	329,229
2.95%, 10/01/2026	271,000	300,961
KeyCorp
5.10%, 03/24/2021	69,000	70,048
2.25%, 04/06/2027	70,000	74,409
Manufacturers and Traders Trust Co., 2.90%, 02/06/2025	88,000	95,823
People’s United Financial, Inc., 3.65%, 12/06/2022	81,000	85,228
PNC Bank N.A., 2.15%, 04/29/2021(c)	102,000	102,624
PNC Financial Services Group, Inc. (The), 2.55%, 01/22/2030	120,000	131,189
Regions Financial Corp., 3.80%, 08/14/2023	114,000	124,119
SVB Financial Group, 3.13%, 06/05/2030	75,000	84,386
Truist Bank, 3.63%, 09/16/2025	86,000	96,811
Truist Financial Corp., 1.13%, 08/03/2027	100,000	99,877
U.S. Bancorp
3.38%, 02/05/2024	139,000	150,817
Series V, 2.38%, 07/22/2026	131,000	142,156
Wells Fargo & Co.
2.63%, 07/22/2022	257,000	266,358
3.00%, 04/22/2026	261,000	286,786
		4,122,611
Beverages-1.53%
Coca-Cola Co. (The)
2.88%, 10/27/2025	122,000	135,688
1.45%, 06/01/2027	150,000	154,612
Constellation Brands, Inc.
4.25%, 05/01/2023	54,000	58,785
3.60%, 02/15/2028	38,000	43,114
Keurig Dr Pepper, Inc.
4.06%, 05/25/2023	55,000	59,731
4.60%, 05/25/2028	46,000	55,767
Molson Coors Beverage Co.
2.10%, 07/15/2021	49,000	49,445
3.00%, 07/15/2026	58,000	63,242
PepsiCo, Inc.
2.75%, 03/01/2023	125,000	132,143
3.00%, 10/15/2027	119,000	134,193
		886,720
Biotechnology-1.79%
AbbVie, Inc.
2.60%, 11/21/2024	115,000	123,166
3.20%, 11/21/2029	124,000	140,750
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Biotechnology-(continued)
Amgen, Inc.
3.88%, 11/15/2021	$100,257	$102,529
3.63%, 05/22/2024	110,000	120,472
2.20%, 02/21/2027	100,000	106,210
Biogen, Inc.
4.05%, 09/15/2025	56,000	64,057
2.25%, 05/01/2030	70,000	72,671
Gilead Sciences, Inc.
3.50%, 02/01/2025	100,000	110,512
3.65%, 03/01/2026	108,000	122,514
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/2030	75,000	73,967
		1,036,848
Building Products-0.54%
Fortune Brands Home & Security, Inc.
4.00%, 09/21/2023	29,000	31,689
3.25%, 09/15/2029	33,000	36,675
Johnson Controls International PLC/Tyco Fire & Security Finance S.C.A., 1.75%, 09/15/2030	150,000	153,768
Masco Corp.
4.45%, 04/01/2025	35,000	40,142
4.38%, 04/01/2026	41,000	47,948
		310,222
Capital Markets-3.85%
Ameriprise Financial, Inc.
4.00%, 10/15/2023	69,000	76,095
2.88%, 09/15/2026	73,000	80,551
Bank of New York Mellon Corp. (The)
2.20%, 08/16/2023	97,000	101,514
3.85%, 04/28/2028	84,000	100,947
BlackRock, Inc.
3.50%, 03/18/2024	74,000	81,696
2.40%, 04/30/2030	95,000	103,649
Charles Schwab Corp. (The), 2.65%, 01/25/2023	90,000	94,400
CME Group, Inc.
3.00%, 03/15/2025	51,000	56,059
3.75%, 06/15/2028	65,000	76,868
Franklin Resources, Inc., 1.60%, 10/30/2030	130,000	128,644
Goldman Sachs Group, Inc. (The)
5.75%, 01/24/2022	167,000	177,215
3.50%, 11/16/2026	167,000	187,378
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 4.15%, 01/23/2030	35,000	41,131
Morgan Stanley
3.63%, 01/20/2027	132,000	150,986
Series F, 3.88%, 04/29/2024	163,000	180,322
Nasdaq, Inc.
4.25%, 06/01/2024	36,000	40,063
3.85%, 06/30/2026	38,000	43,572
Northern Trust Corp.
3.95%, 10/30/2025	60,000	69,152
1.95%, 05/01/2030	65,000	68,419
Raymond James Financial, Inc., 3.63%, 09/15/2026	81,000	92,964
State Street Corp.
3.55%, 08/18/2025	71,000	80,628
2.40%, 01/24/2030	90,000	98,930
TD Ameritrade Holding Corp., 3.30%, 04/01/2027	85,000	95,786
		2,226,969
	Principal Amount	Value
Chemicals-2.90%
Air Products and Chemicals, Inc.
1.50%, 10/15/2025	$60,000	$62,359
2.05%, 05/15/2030	59,000	62,923
Celanese US Holdings LLC, 4.63%, 11/15/2022	86,000	92,583
DuPont de Nemours, Inc.
4.21%, 11/15/2023	90,000	99,185
4.73%, 11/15/2028	100,000	123,323
Eastman Chemical Co.
3.80%, 03/15/2025	53,000	58,536
4.50%, 12/01/2028	50,000	59,839
Ecolab, Inc., 2.70%, 11/01/2026	110,000	122,428
EI du Pont de Nemours and Co.
1.70%, 07/15/2025	40,000	41,678
2.30%, 07/15/2030	35,000	37,207
FMC Corp., 3.20%, 10/01/2026	58,000	64,384
Linde, Inc.
2.45%, 02/15/2022	95,000	96,934
3.20%, 01/30/2026	91,000	101,826
LYB International Finance II B.V., 3.50%, 03/02/2027	101,000	113,041
LyondellBasell Industries N.V., 5.75%, 04/15/2024	96,000	110,302
Mosaic Co. (The)
4.25%, 11/15/2023	53,000	57,799
4.05%, 11/15/2027	49,000	55,279
PPG Industries, Inc., 3.75%, 03/15/2028(c)	101,000	121,931
Sherwin-Williams Co. (The)
3.13%, 06/01/2024	50,000	54,223
3.45%, 06/01/2027	48,000	54,698
Westlake Chemical Corp., 3.60%, 08/15/2026	79,000	87,593
		1,678,071
Commercial Services & Supplies-0.69%
Cintas Corp. No. 2
2.90%, 04/01/2022	38,000	39,246
3.70%, 04/01/2027	38,000	43,782
Republic Services, Inc.
3.55%, 06/01/2022	47,000	48,856
2.50%, 08/15/2024	70,000	74,637
3.95%, 05/15/2028	49,000	57,948
Waste Management, Inc.
3.13%, 03/01/2025	70,000	76,661
3.15%, 11/15/2027	50,000	56,605
		397,735
Communications Equipment-0.80%
Cisco Systems, Inc.
3.63%, 03/04/2024	134,000	147,820
2.50%, 09/20/2026	135,000	148,614
Juniper Networks, Inc.
4.50%, 03/15/2024	27,000	29,971
3.75%, 08/15/2029(c)	38,000	43,735
Motorola Solutions, Inc.
4.00%, 09/01/2024	38,000	42,492
4.60%, 05/23/2029	43,000	51,224
		463,856
Construction & Engineering-0.13%
Quanta Services, Inc., 2.90%, 10/01/2030	70,000	74,978

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Construction Materials-0.26%
Martin Marietta Materials, Inc., 3.50%, 12/15/2027	$66,000	$74,644
Vulcan Materials Co., 3.50%, 06/01/2030	65,000	74,312
		148,956
Consumer Finance-2.03%
American Express Co., 2.50%, 08/01/2022	110,000	113,789
American Express Credit Corp., 3.30%, 05/03/2027	106,000	120,348
Capital One Financial Corp.
4.20%, 10/29/2025	121,000	137,461
3.80%, 01/31/2028	130,000	149,497
Discover Bank
4.20%, 08/08/2023	100,000	109,505
3.45%, 07/27/2026	86,000	95,950
GE Capital Funding LLC
3.45%, 05/15/2025(b)	200,000	217,492
4.40%, 05/15/2030(b)	200,000	230,683
		1,174,725
Containers & Packaging-0.74%
Avery Dennison Corp., 4.88%, 12/06/2028	61,000	75,625
Bemis Co., Inc., 2.63%, 06/19/2030	100,000	107,491
Packaging Corp. of America
4.50%, 11/01/2023	40,000	44,148
3.40%, 12/15/2027	35,000	39,151
Sonoco Products Co., 3.13%, 05/01/2030	55,000	60,991
WRKCo, Inc.
3.75%, 03/15/2025	50,000	55,783
4.90%, 03/15/2029	35,000	43,016
		426,205
Distributors-0.22%
Genuine Parts Co., 1.88%, 11/01/2030	125,000	124,310
Diversified Consumer Services-0.13%
Block Financial LLC, 3.88%, 08/15/2030	70,000	74,938
Diversified Financial Services-1.43%
Berkshire Hathaway, Inc.
2.75%, 03/15/2023	226,000	237,665
3.13%, 03/15/2026	213,000	239,269
Equitable Holdings, Inc.
3.90%, 04/20/2023	76,000	82,057
4.35%, 04/20/2028	71,000	84,052
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	50,000	55,171
Voya Financial, Inc., 3.65%, 06/15/2026	110,000	126,197
		824,411
Diversified Telecommunication Services-1.70%
AT&T, Inc.
3.40%, 05/15/2025	235,000	261,938
4.30%, 02/15/2030	225,000	269,741
Verizon Communications, Inc.
5.15%, 09/15/2023	193,000	217,149
4.33%, 09/21/2028	190,000	230,802
		979,630
Electric Utilities-3.81%
American Electric Power Co., Inc., 3.20%, 11/13/2027	66,000	73,986
Avangrid, Inc.
3.15%, 12/01/2024	53,000	57,775
3.80%, 06/01/2029	48,000	55,584
	Principal Amount	Value
Electric Utilities-(continued)
Consolidated Edison Co. of New York, Inc., Series D, 4.00%, 12/01/2028	$61,000	$72,455
Duke Energy Corp.
3.75%, 04/15/2024	94,000	103,280
2.65%, 09/01/2026	116,000	126,434
Edison International, 4.13%, 03/15/2028	66,000	72,334
Entergy Corp.
0.90%, 09/15/2025	60,000	60,099
2.95%, 09/01/2026	55,000	60,795
Evergy, Inc.
2.45%, 09/15/2024	40,000	42,387
2.90%, 09/15/2029	50,000	54,428
Eversource Energy, Series K, 2.75%, 03/15/2022	52,000	53,462
Exelon Corp.
3.50%, 06/01/2022	99,000	103,231
4.05%, 04/15/2030	80,000	95,083
Interstate Power and Light Co.
3.25%, 12/01/2024	44,000	48,421
4.10%, 09/26/2028	33,000	39,401
NextEra Energy Capital Holdings, Inc.
2.75%, 05/01/2025	100,000	108,486
2.25%, 06/01/2030	101,000	105,923
NSTAR Electric Co., 3.20%, 05/15/2027	53,000	59,761
Ohio Power Co., Series M, 5.38%, 10/01/2021	86,000	89,594
Pinnacle West Capital Corp., 1.30%, 06/15/2025	75,000	76,391
PPL Capital Funding, Inc.
3.40%, 06/01/2023	64,000	68,167
4.13%, 04/15/2030	55,000	65,098
Southern California Edison Co., Series E, 3.70%, 08/01/2025	70,000	78,563
Southern Co. (The)
2.35%, 07/01/2021	111,000	112,125
3.25%, 07/01/2026	88,000	98,575
Virginia Electric & Power Co., Series C, 2.75%, 03/15/2023	74,000	77,631
Xcel Energy, Inc.
3.30%, 06/01/2025	60,000	65,866
4.00%, 06/15/2028	65,000	76,724
		2,202,059
Electrical Equipment-0.63%
Acuity Brands Lighting, Inc., 2.15%, 12/15/2030	60,000	60,185
Eaton Corp.
2.75%, 11/02/2022	81,000	84,698
3.10%, 09/15/2027	74,000	82,789
Emerson Electric Co.
3.15%, 06/01/2025	63,000	69,837
1.80%, 10/15/2027(c)	65,000	68,411
		365,920
Electronic Equipment, Instruments & Components-1.19%
Amphenol Corp., 2.80%, 02/15/2030	70,000	76,456
Arrow Electronics, Inc.
3.25%, 09/08/2024	43,000	46,373
3.88%, 01/12/2028	48,000	54,230
Avnet, Inc., 4.63%, 04/15/2026	96,000	106,725
Flex Ltd.
4.75%, 06/15/2025	43,000	48,860
4.88%, 06/15/2029	60,000	70,447
FLIR Systems, Inc., 2.50%, 08/01/2030	50,000	52,462

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Electronic Equipment, Instruments & Components-(continued)
Jabil, Inc.
4.70%, 09/15/2022	$48,000	$51,385
3.95%, 01/12/2028	53,000	58,668
Keysight Technologies, Inc.
4.55%, 10/30/2024	20,000	22,675
4.60%, 04/06/2027	28,000	33,401
Trimble, Inc., 4.90%, 06/15/2028	53,000	62,921
		684,603
Energy Equipment & Services-0.92%
Halliburton Co.
3.80%, 11/15/2025	73,000	80,791
2.92%, 03/01/2030	80,000	82,405
National Oilwell Varco, Inc., 3.60%, 12/01/2029	123,000	125,095
Schlumberger Investment S.A.
3.65%, 12/01/2023	109,000	117,452
2.65%, 06/26/2030	120,000	126,351
		532,094
Entertainment-0.83%
Activision Blizzard, Inc., 3.40%, 09/15/2026	98,000	111,155
Electronic Arts, Inc., 3.70%, 03/01/2021	81,000	81,441
Walt Disney Co. (The)
1.75%, 08/30/2024	139,000	144,103
2.65%, 01/13/2031	130,000	141,872
		478,571
Equity REITs-5.92%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	28,000	31,015
4.90%, 12/15/2030	30,000	37,958
American Homes 4 Rent L.P., 4.25%, 02/15/2028	48,000	55,178
American Tower Corp.
3.50%, 01/31/2023	69,000	73,460
3.80%, 08/15/2029	63,000	72,969
AvalonBay Communities, Inc.
3.45%, 06/01/2025	50,000	55,783
2.30%, 03/01/2030	45,000	47,603
Boston Properties L.P.
4.13%, 05/15/2021	46,000	46,346
3.25%, 01/30/2031	35,000	38,260
Brixmor Operating Partnership L.P.
3.85%, 02/01/2025	34,000	36,835
4.13%, 05/15/2029	30,000	34,269
Camden Property Trust, 2.80%, 05/15/2030	50,000	55,037
CBRE Services, Inc., 4.88%, 03/01/2026	105,000	123,206
Crown Castle International Corp.
5.25%, 01/15/2023	66,000	72,423
3.65%, 09/01/2027	66,000	74,660
Digital Realty Trust L.P., 3.70%, 08/15/2027	98,000	112,704
Equinix, Inc.
2.63%, 11/18/2024	50,000	53,349
3.20%, 11/18/2029	50,000	55,315
ERP Operating L.P.
4.63%, 12/15/2021	48,000	49,575
2.85%, 11/01/2026	38,000	41,890
Essex Portfolio L.P.
3.50%, 04/01/2025	40,000	44,290
3.00%, 01/15/2030	40,000	43,608
Federal Realty Investment Trust, 3.95%, 01/15/2024	50,000	54,391
	Principal Amount	Value
Equity REITs-(continued)
Healthcare Trust of America Holdings L.P., 2.00%, 03/15/2031	$60,000	$59,331
Healthpeak Properties, Inc.
3.88%, 08/15/2024	48,000	53,200
3.50%, 07/15/2029	43,000	48,722
Host Hotels & Resorts L.P.
Series E, 4.00%, 06/15/2025	60,000	63,629
Series H, 3.38%, 12/15/2029	64,000	64,465
Hudson Pacific Properties L.P., 4.65%, 04/01/2029	43,000	49,690
Kilroy Realty L.P., 3.05%, 02/15/2030	58,000	61,734
Kimco Realty Corp.
3.30%, 02/01/2025	33,000	36,165
2.80%, 10/01/2026	40,000	43,265
LifeStorage L.P., 3.50%, 07/01/2026	50,000	56,421
Mid-America Apartments L.P., 3.60%, 06/01/2027	74,000	83,483
Office Properties Income Trust, 4.50%, 02/01/2025	40,000	41,506
Omega Healthcare Investors, Inc.
4.38%, 08/01/2023	31,000	33,426
5.25%, 01/15/2026	28,000	31,337
Prologis L.P.
3.75%, 11/01/2025	50,000	56,926
2.25%, 04/15/2030	52,000	55,759
Public Storage
2.37%, 09/15/2022	48,000	49,723
3.09%, 09/15/2027	56,000	62,917
Realty Income Corp.
3.25%, 10/15/2022	41,000	42,912
3.25%, 01/15/2031	40,000	45,275
Regency Centers L.P., 3.60%, 02/01/2027	47,000	51,269
Simon Property Group L.P.
2.00%, 09/13/2024	86,000	89,388
2.45%, 09/13/2029	76,000	77,883
SL Green Operating Partnership L.P., 3.25%, 10/15/2022	78,000	80,325
Spirit Realty L.P., 3.40%, 01/15/2030	63,000	67,069
UDR, Inc., 3.20%, 01/15/2030	70,000	78,136
Ventas Realty L.P.
3.50%, 02/01/2025	60,000	66,181
4.40%, 01/15/2029	54,000	62,943
VEREIT Operating Partnership L.P.
4.60%, 02/06/2024	36,000	39,118
4.88%, 06/01/2026	43,000	49,219
Welltower, Inc.
4.00%, 06/01/2025	71,000	80,169
3.10%, 01/15/2030	70,000	75,905
Weyerhaeuser Co.
4.63%, 09/15/2023	52,000	57,616
4.00%, 11/15/2029	103,000	121,016
WP Carey, Inc.
4.60%, 04/01/2024	29,000	32,177
2.40%, 02/01/2031	40,000	40,943
		3,419,367
Food & Staples Retailing-2.43%
Costco Wholesale Corp.
2.75%, 05/18/2024	119,000	128,143
1.60%, 04/20/2030	120,000	123,257

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Food & Staples Retailing-(continued)
Kroger Co. (The)
3.85%, 08/01/2023	$93,000	$100,594
2.65%, 10/15/2026	107,000	116,889
Sysco Corp.
5.65%, 04/01/2025	75,000	89,484
5.95%, 04/01/2030	60,000	79,425
Walgreens Boots Alliance, Inc.
3.80%, 11/18/2024	122,000	135,480
3.45%, 06/01/2026	109,000	120,939
Walmart, Inc.
3.40%, 06/26/2023	233,000	250,795
3.70%, 06/26/2028	218,000	257,532
		1,402,538
Food Products-2.93%
Archer-Daniels-Midland Co.
2.75%, 03/27/2025	76,000	82,361
2.50%, 08/11/2026	90,000	97,876
Bunge Ltd. Finance Corp.
1.63%, 08/17/2025	70,000	71,511
3.25%, 08/15/2026	79,000	86,817
Campbell Soup Co.
3.95%, 03/15/2025	50,000	56,391
4.15%, 03/15/2028	43,000	50,632
Conagra Brands, Inc.
4.30%, 05/01/2024	40,000	44,645
4.85%, 11/01/2028	40,000	49,823
General Mills, Inc.
3.15%, 12/15/2021	58,000	59,212
4.20%, 04/17/2028	71,000	84,690
Hershey Co. (The)
3.38%, 05/15/2023	50,000	53,651
2.30%, 08/15/2026	58,000	62,698
Hormel Foods Corp., 1.80%, 06/11/2030	95,000	98,960
Ingredion, Inc., 3.20%, 10/01/2026	73,000	80,982
JM Smucker Co. (The)
3.50%, 03/15/2025	43,000	47,886
2.38%, 03/15/2030	50,000	52,482
Kellogg Co.
4.00%, 12/15/2020	68,000	68,092
2.65%, 12/01/2023	60,000	63,679
3.25%, 04/01/2026	61,000	68,463
McCormick & Co., Inc.
2.70%, 08/15/2022	33,000	34,206
3.40%, 08/15/2027	33,000	37,345
Mondelez International, Inc.
1.50%, 05/04/2025	90,000	93,194
2.75%, 04/13/2030	90,000	98,783
Tyson Foods, Inc.
3.95%, 08/15/2024	76,000	84,697
3.55%, 06/02/2027	56,000	64,202
		1,693,278
Gas Utilities-0.25%
Atmos Energy Corp., 3.00%, 06/15/2027	71,000	79,192
National Fuel Gas Co., 3.75%, 03/01/2023	60,000	62,828
		142,020
Health Care Equipment & Supplies-1.49%
Abbott Laboratories
3.40%, 11/30/2023	91,000	98,776
3.75%, 11/30/2026	67,000	78,156
	Principal Amount	Value
Health Care Equipment & Supplies-(continued)
Baxter International, Inc., 2.60%, 08/15/2026	$99,000	$107,945
Boston Scientific Corp.
3.45%, 03/01/2024	50,000	54,222
2.65%, 06/01/2030	50,000	53,876
DENTSPLY SIRONA, Inc., 3.25%, 06/01/2030	50,000	55,117
DH Europe Finance II S.a.r.l.
2.20%, 11/15/2024	48,000	50,939
2.60%, 11/15/2029	56,000	61,899
Edwards Lifesciences Corp., 4.30%, 06/15/2028	57,000	67,974
Stryker Corp.
2.63%, 03/15/2021	66,000	66,302
3.50%, 03/15/2026	54,000	61,005
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	43,000	47,384
3.55%, 03/20/2030	50,000	56,944
		860,539
Health Care Providers & Services-3.90%
AmerisourceBergen Corp.
3.25%, 03/01/2025	100,000	109,909
3.45%, 12/15/2027	91,000	104,077
Anthem, Inc.
2.38%, 01/15/2025	100,000	106,230
3.65%, 12/01/2027	95,000	109,109
Cardinal Health, Inc.
2.62%, 06/15/2022	105,000	108,193
3.41%, 06/15/2027	89,000	100,298
Cigna Corp.
3.75%, 07/15/2023	66,000	71,480
4.38%, 10/15/2028	64,000	77,089
CVS Health Corp.
3.70%, 03/09/2023	142,000	151,974
4.30%, 03/25/2028	150,000	176,362
HCA, Inc.
5.00%, 03/15/2024	90,000	101,270
4.13%, 06/15/2029	80,000	92,610
Humana, Inc.
3.15%, 12/01/2022	80,000	83,779
3.95%, 03/15/2027	74,000	85,227
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	33,000	36,596
2.95%, 12/01/2029	30,000	33,190
McKesson Corp.
3.80%, 03/15/2024	135,000	147,989
3.95%, 02/16/2028	109,000	127,100
Quest Diagnostics, Inc.
3.50%, 03/30/2025	40,000	44,598
2.95%, 06/30/2030	45,000	49,770
UnitedHealth Group, Inc.
3.75%, 07/15/2025	144,000	164,134
2.00%, 05/15/2030	160,000	170,283
		2,251,267
Hotels, Restaurants & Leisure-1.32%
Darden Restaurants, Inc., 3.85%, 05/01/2027	74,000	80,804
Las Vegas Sands Corp.
3.20%, 08/08/2024	81,000	84,700
3.50%, 08/18/2026	81,000	85,090
Marriott International, Inc.
4.63%, 06/15/2030	60,000	69,390
Series EE, 5.75%, 05/01/2025	45,000	52,160

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Hotels, Restaurants & Leisure-(continued)
McDonald’s Corp.
2.63%, 01/15/2022	$104,000	$106,656
3.70%, 01/30/2026	106,000	120,365
Starbucks Corp.
3.80%, 08/15/2025	76,000	86,236
2.55%, 11/15/2030	70,000	75,817
		761,218
Household Durables-0.80%
D.R. Horton, Inc.
2.50%, 10/15/2024	45,000	47,794
1.40%, 10/15/2027	50,000	50,156
Leggett & Platt, Inc., 3.50%, 11/15/2027	70,000	75,969
Mohawk Industries, Inc.
3.85%, 02/01/2023	46,000	48,880
3.63%, 05/15/2030	35,000	39,051
NVR, Inc.
3.95%, 09/15/2022	40,000	42,087
3.00%, 05/15/2030	40,000	43,542
Whirlpool Corp., 4.75%, 02/26/2029	94,000	115,391
		462,870
Household Products-1.31%
Clorox Co. (The)
3.05%, 09/15/2022	47,000	48,930
3.90%, 05/15/2028	45,000	53,118
Colgate-Palmolive Co., 3.25%, 03/15/2024	150,000	163,474
Kimberly-Clark Corp., 3.20%, 04/25/2029	137,000	158,620
Procter & Gamble Co. (The)
2.15%, 08/11/2022	160,000	165,208
3.00%, 03/25/2030	145,000	168,160
		757,510
Industrial Conglomerates-0.99%
3M Co.
3.25%, 02/14/2024	104,000	113,326
2.88%, 10/15/2027	93,000	103,475
Carlisle Cos., Inc., 2.75%, 03/01/2030	70,000	75,346
Honeywell International, Inc.
1.85%, 11/01/2021	93,000	94,199
2.50%, 11/01/2026	98,000	107,814
Roper Technologies, Inc.
1.00%, 09/15/2025	40,000	40,272
1.75%, 02/15/2031	40,000	40,182
		574,614
Insurance-6.09%
Aflac, Inc.
3.63%, 11/15/2024	76,000	85,067
3.60%, 04/01/2030(c)	65,000	76,694
Alleghany Corp., 3.63%, 05/15/2030	75,000	84,864
Allstate Corp. (The)
3.15%, 06/15/2023	86,000	92,133
3.28%, 12/15/2026	66,000	75,495
American International Group, Inc.
4.88%, 06/01/2022	118,000	125,802
3.90%, 04/01/2026	114,000	130,295
Aon Corp., 2.80%, 05/15/2030	50,000	54,711
Aon PLC, 3.50%, 06/14/2024	53,000	57,963
Brighthouse Financial, Inc., 3.70%, 06/22/2027	152,000	165,528
Brown & Brown, Inc.
4.20%, 09/15/2024	21,000	23,451
2.38%, 03/15/2031	30,000	31,323
	Principal Amount	Value
Insurance-(continued)
Chubb INA Holdings, Inc.
3.15%, 03/15/2025	$90,000	$99,490
1.38%, 09/15/2030	110,000	109,407
CNA Financial Corp.
3.95%, 05/15/2024	47,000	51,963
3.90%, 05/01/2029	57,000	66,298
CNO Financial Group, Inc.
5.25%, 05/30/2025	30,000	34,467
5.25%, 05/30/2029	38,000	45,241
Fidelity National Financial, Inc., 3.40%, 06/15/2030	80,000	88,385
Globe Life, Inc., 4.55%, 09/15/2028	66,000	79,054
Hartford Financial Services Group, Inc. (The), 2.80%, 08/19/2029	124,000	136,189
Lincoln National Corp.
4.00%, 09/01/2023	71,000	77,754
3.80%, 03/01/2028	86,000	98,720
Loews Corp.
2.63%, 05/15/2023	51,000	53,434
3.75%, 04/01/2026	48,000	54,971
Marsh & McLennan Cos., Inc.
3.88%, 03/15/2024	69,000	76,368
4.38%, 03/15/2029	58,000	70,975
MetLife, Inc.
3.60%, 04/10/2024	139,000	153,002
4.55%, 03/23/2030	125,000	156,691
Old Republic International Corp., 3.88%, 08/26/2026	84,000	96,692
Principal Financial Group, Inc., 3.70%, 05/15/2029	142,000	167,616
Progressive Corp. (The)
3.75%, 08/23/2021	66,000	67,657
2.45%, 01/15/2027	73,000	79,774
Prudential Financial, Inc.
3.50%, 05/15/2024	139,000	153,158
3.88%, 03/27/2028	132,000	155,326
Reinsurance Group of America, Inc., 3.90%, 05/15/2029	104,000	119,363
Unum Group, 4.50%, 03/15/2025	110,000	122,634
Willis North America, Inc.
3.60%, 05/15/2024	42,000	45,903
2.95%, 09/15/2029	50,000	55,296
		3,519,154
Interactive Media & Services-0.60%
Alphabet, Inc.
0.45%, 08/15/2025	175,000	174,915
2.00%, 08/15/2026	162,000	173,705
		348,620
Internet & Direct Marketing Retail-1.17%
Amazon.com, Inc.
2.80%, 08/22/2024	150,000	162,470
3.15%, 08/22/2027	135,000	153,662
Booking Holdings, Inc.
4.10%, 04/13/2025	61,000	68,862
4.63%, 04/13/2030	65,000	80,109
eBay, Inc.
2.60%, 07/15/2022	58,000	59,721
3.60%, 06/05/2027	50,000	56,619

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Internet & Direct Marketing Retail-(continued)
Expedia Group, Inc.
4.50%, 08/15/2024	$43,000	$46,427
3.80%, 02/15/2028	48,000	50,426
		678,296
IT Services-3.09%
Amdocs Ltd., 2.54%, 06/15/2030	70,000	72,988
Automatic Data Processing, Inc.
3.38%, 09/15/2025	66,000	74,075
1.25%, 09/01/2030	70,000	69,642
Broadridge Financial Solutions, Inc., 2.90%, 12/01/2029	57,000	62,466
DXC Technology Co., 4.25%, 04/15/2024	103,000	111,100
Fidelity National Information Services, Inc.
3.50%, 04/15/2023	58,000	61,647
3.00%, 08/15/2026	52,000	57,928
Fiserv, Inc.
2.75%, 07/01/2024	44,000	47,129
3.50%, 07/01/2029	38,000	43,617
Global Payments, Inc.
2.65%, 02/15/2025	30,000	32,148
3.20%, 08/15/2029	33,000	36,674
International Business Machines Corp.
3.00%, 05/15/2024	167,000	180,929
3.50%, 05/15/2029	175,000	202,640
Leidos, Inc.
2.95%, 05/15/2023(b)	35,000	36,714
4.38%, 05/15/2030(b)	40,000	47,421
Mastercard, Inc.
3.38%, 04/01/2024	78,000	85,764
3.35%, 03/26/2030	55,000	64,720
PayPal Holdings, Inc.
2.40%, 10/01/2024	65,000	69,189
2.85%, 10/01/2029	55,000	61,252
Visa, Inc.
2.20%, 12/14/2020	90,000	90,060
3.15%, 12/14/2025	171,000	191,016
Western Union Co. (The), 3.60%, 03/15/2022	86,000	88,990
		1,788,109
Leisure Products-0.16%
Hasbro, Inc.
3.00%, 11/19/2024	33,000	35,585
3.90%, 11/19/2029	48,000	53,829
		89,414
Life Sciences Tools & Services-0.49%
Agilent Technologies, Inc.
3.88%, 07/15/2023	38,000	41,110
2.75%, 09/15/2029	38,000	41,591
PerkinElmer, Inc., 3.30%, 09/15/2029	43,000	48,100
Thermo Fisher Scientific, Inc.
4.15%, 02/01/2024	66,000	73,027
2.95%, 09/19/2026	71,000	79,054
		282,882
Machinery-2.05%
Caterpillar, Inc.
3.90%, 05/27/2021	89,000	90,602
2.60%, 04/09/2030	100,000	110,353
Cummins, Inc.
3.65%, 10/01/2023	66,000	71,564
1.50%, 09/01/2030	70,000	70,284
	Principal Amount	Value
Machinery-(continued)
Flowserve Corp.
3.50%, 09/15/2022	$28,000	$29,202
3.50%, 10/01/2030	30,000	31,529
Fortive Corp., 3.15%, 06/15/2026	68,000	75,338
IDEX Corp., 3.00%, 05/01/2030	60,000	66,616
Illinois Tool Works, Inc.
3.50%, 03/01/2024	56,000	60,956
2.65%, 11/15/2026	68,000	75,235
John Deere Capital Corp.
3.45%, 03/13/2025	71,000	79,445
2.80%, 07/18/2029	70,000	78,797
Parker-Hannifin Corp.
2.70%, 06/14/2024	58,000	62,268
3.25%, 06/14/2029	37,000	42,071
Stanley Black & Decker, Inc.
2.90%, 11/01/2022	55,000	57,676
2.30%, 03/15/2030	105,000	113,109
Xylem, Inc.
4.88%, 10/01/2021	28,000	28,968
3.25%, 11/01/2026	35,000	39,242
		1,183,255
Marine-0.11%
Kirby Corp., 4.20%, 03/01/2028	58,000	62,545
Media-1.52%
Comcast Corp.
3.70%, 04/15/2024	144,000	158,687
4.15%, 10/15/2028	137,000	165,049
Discovery Communications LLC
2.95%, 03/20/2023	58,000	61,191
3.95%, 03/20/2028	58,000	66,427
Fox Corp.
4.03%, 01/25/2024	45,000	49,705
4.71%, 01/25/2029	50,000	60,580
Interpublic Group of Cos., Inc. (The)
4.20%, 04/15/2024	32,000	35,424
4.75%, 03/30/2030	40,000	49,051
Omnicom Group, Inc./Omnicom Capital, Inc.
3.63%, 05/01/2022	65,000	67,916
3.60%, 04/15/2026	48,000	54,482
ViacomCBS, Inc.
4.75%, 05/15/2025	50,000	57,967
4.95%, 01/15/2031	40,000	49,762
		876,241
Metals & Mining-0.68%
Newmont Corp., 2.25%, 10/01/2030	90,000	94,545
Nucor Corp.
4.13%, 09/15/2022	67,000	70,758
3.95%, 05/01/2028	59,000	69,380
Reliance Steel & Aluminum Co.
4.50%, 04/15/2023	41,000	44,171
2.15%, 08/15/2030	35,000	35,792
Steel Dynamics, Inc., 3.45%, 04/15/2030	71,000	79,951
		394,597
Multiline Retail-1.02%
Dollar General Corp.
3.25%, 04/15/2023	44,000	46,603
3.50%, 04/03/2030	60,000	69,287

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Multiline Retail-(continued)
Dollar Tree, Inc.
3.70%, 05/15/2023	$43,000	$46,124
4.20%, 05/15/2028	52,000	61,748
Kohl’s Corp., 4.25%, 07/17/2025	139,000	148,507
Target Corp.
2.25%, 04/15/2025	95,000	101,532
2.50%, 04/15/2026	106,000	116,883
		590,684
Multi-Utilities-1.58%
Ameren Corp., 3.50%, 01/15/2031	85,000	98,607
Black Hills Corp., 4.25%, 11/30/2023	53,000	58,023
Consolidated Edison, Inc., 2.00%, 05/15/2021	60,000	60,383
Dominion Energy, Inc., Series C, 3.38%, 04/01/2030	90,000	103,109
DTE Energy Co.
2.85%, 10/01/2026	47,000	51,486
Series F, 1.05%, 06/01/2025	70,000	70,712
NiSource, Inc.
0.95%, 08/15/2025	40,000	39,992
3.49%, 05/15/2027	43,000	48,443
PSEG Power LLC, 3.00%, 06/15/2021	55,000	55,650
Public Service Enterprise Group, Inc., 1.60%, 08/15/2030	80,000	79,146
Sempra Energy
2.90%, 02/01/2023	55,000	57,702
3.40%, 02/01/2028	66,000	73,854
WEC Energy Group, Inc.
0.55%, 09/15/2023	58,000	58,178
1.38%, 10/15/2027	60,000	60,445
		915,730
Oil, Gas & Consumable Fuels-5.48%
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/2025	40,000	45,910
5.13%, 06/30/2027	50,000	58,094
Chevron Corp.
1.55%, 05/11/2025	197,000	204,705
2.95%, 05/16/2026	187,000	207,173
Cimarex Energy Co.
4.38%, 06/01/2024	21,000	22,693
3.90%, 05/15/2027	23,000	25,211
Concho Resources, Inc., 3.75%, 10/01/2027	91,000	103,571
ConocoPhillips, 6.95%, 04/15/2029	175,000	244,170
Enable Midstream Partners L.P.
3.90%, 05/15/2024	50,000	50,298
4.40%, 03/15/2027	65,000	63,066
EOG Resources, Inc.
2.63%, 03/15/2023	71,000	74,248
4.15%, 01/15/2026	64,000	74,107
Exxon Mobil Corp.
2.22%, 03/01/2021	257,000	257,824
3.04%, 03/01/2026	241,000	266,736
HollyFrontier Corp., 5.88%, 04/01/2026	91,000	99,172
Kinder Morgan, Inc.
4.30%, 06/01/2025	84,000	95,611
4.30%, 03/01/2028	85,000	98,899
Marathon Oil Corp.
3.85%, 06/01/2025	50,000	52,671
4.40%, 07/15/2027(c)	68,000	74,237
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
Marathon Petroleum Corp.
4.70%, 05/01/2025	$110,000	$124,950
5.13%, 12/15/2026	106,000	124,243
ONEOK Partners L.P., 3.38%, 10/01/2022	59,000	61,452
ONEOK, Inc., 4.55%, 07/15/2028	51,000	56,108
Phillips 66
4.30%, 04/01/2022	118,000	123,973
3.90%, 03/15/2028	99,000	112,968
Pioneer Natural Resources Co., 1.90%, 08/15/2030	75,000	73,935
Valero Energy Corp.
3.65%, 03/15/2025	103,000	111,924
3.40%, 09/15/2026	103,000	111,174
Williams Cos., Inc. (The)
3.60%, 03/15/2022	59,000	61,076
3.75%, 06/15/2027	75,000	84,482
		3,164,681
Personal Products-0.17%
Estee Lauder Cos., Inc. (The)
2.00%, 12/01/2024	40,000	42,353
2.38%, 12/01/2029	53,000	57,733
		100,086
Pharmaceuticals-2.47%
Bristol-Myers Squibb Co.
2.90%, 07/26/2024	75,000	80,913
3.40%, 07/26/2029	99,000	115,789
Eli Lilly and Co.
2.35%, 05/15/2022	81,000	83,535
3.38%, 03/15/2029	86,000	100,160
Johnson & Johnson
2.25%, 03/03/2022	194,000	198,712
2.45%, 03/01/2026	178,000	193,927
Merck & Co., Inc.
2.75%, 02/10/2025	129,000	139,938
3.40%, 03/07/2029	115,000	134,624
Pfizer, Inc., 3.00%, 12/15/2026	148,000	167,377
Utah Acquisition Sub, Inc.
3.15%, 06/15/2021	64,000	64,798
3.95%, 06/15/2026	53,000	60,528
Zoetis, Inc.
3.25%, 02/01/2023	33,000	34,793
3.00%, 09/12/2027	45,000	50,567
		1,425,661
Professional Services-0.27%
Equifax, Inc.
2.60%, 12/01/2024	38,000	40,730
3.10%, 05/15/2030	40,000	44,300
Verisk Analytics, Inc.
4.00%, 06/15/2025	30,000	33,982
4.13%, 03/15/2029	30,000	36,075
		155,087
Road & Rail-1.20%
CSX Corp.
3.40%, 08/01/2024	66,000	72,319
3.25%, 06/01/2027	72,000	81,419
J.B. Hunt Transport Services, Inc., 3.88%, 03/01/2026	70,000	80,206

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Road & Rail-(continued)
Norfolk Southern Corp.
3.00%, 04/01/2022	$71,000	$73,143
2.90%, 06/15/2026	73,000	80,926
Ryder System, Inc., 3.65%, 03/18/2024	66,000	72,292
Union Pacific Corp.
4.16%, 07/15/2022	114,000	119,968
3.95%, 09/10/2028	94,000	111,501
		691,774
Semiconductors & Semiconductor Equipment-2.97%
Analog Devices, Inc.
2.88%, 06/01/2023	47,000	49,499
3.90%, 12/15/2025	43,000	49,076
Applied Materials, Inc.
3.90%, 10/01/2025	50,000	57,566
3.30%, 04/01/2027	55,000	62,696
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.63%, 01/15/2024	70,000	75,511
3.88%, 01/15/2027	68,000	76,416
Intel Corp.
3.70%, 07/29/2025	150,000	169,785
2.45%, 11/15/2029	152,000	166,338
KLA Corp.
4.65%, 11/01/2024	43,000	48,957
4.10%, 03/15/2029	42,000	50,536
Lam Research Corp.
2.80%, 06/15/2021	43,000	43,489
4.00%, 03/15/2029	43,000	51,640
Marvell Technology Group Ltd.
4.20%, 06/22/2023	18,000	19,471
4.88%, 06/22/2028	28,000	33,207
Maxim Integrated Products, Inc.
3.38%, 03/15/2023	33,000	34,833
3.45%, 06/15/2027	35,000	39,551
Micron Technology, Inc.
4.64%, 02/06/2024	80,000	89,178
4.19%, 02/15/2027	91,000	105,167
NVIDIA Corp.
2.20%, 09/16/2021	50,000	50,617
2.85%, 04/01/2030	50,000	56,119
QUALCOMM, Inc.
3.00%, 05/20/2022	110,000	114,392
3.25%, 05/20/2027	85,000	96,493
Texas Instruments, Inc.
1.38%, 03/12/2025	75,000	77,554
2.25%, 09/04/2029	91,000	98,820
		1,716,911
Software-2.00%
Adobe, Inc.
3.25%, 02/01/2025	43,000	47,499
2.30%, 02/01/2030	50,000	54,415
Autodesk, Inc., 3.50%, 06/15/2027	33,000	37,484
Intuit, Inc.
0.95%, 07/15/2025	40,000	40,572
1.65%, 07/15/2030	50,000	51,048
Microsoft Corp.
1.55%, 08/08/2021	220,000	221,784
3.30%, 02/06/2027	200,000	228,601
Oracle Corp.
1.90%, 09/15/2021	123,000	124,429
2.65%, 07/15/2026	114,000	124,531
	Principal Amount	Value
Software-(continued)
salesforce.com, inc.
3.25%, 04/11/2023	$43,000	$45,876
3.70%, 04/11/2028	42,000	49,398
ServiceNow, Inc., 1.40%, 09/01/2030	35,000	34,224
VMware, Inc.
2.95%, 08/21/2022	34,000	35,411
3.90%, 08/21/2027	53,000	59,379
		1,154,651
Specialty Retail-2.44%
AutoNation, Inc., 4.75%, 06/01/2030	90,000	108,444
AutoZone, Inc.
3.13%, 07/15/2023	56,000	59,386
4.00%, 04/15/2030(c)	55,000	64,903
Best Buy Co., Inc.
5.50%, 03/15/2021	76,000	76,142
1.95%, 10/01/2030	155,000	155,467
Home Depot, Inc. (The)
2.63%, 06/01/2022	131,000	135,426
2.95%, 06/15/2029	123,000	139,402
Lowe’s Cos., Inc.
3.12%, 04/15/2022	105,000	108,452
2.50%, 04/15/2026	89,000	96,495
O’Reilly Automotive, Inc., 3.60%, 09/01/2027	89,000	101,451
Ross Stores, Inc.
4.60%, 04/15/2025	47,000	54,339
1.88%, 04/15/2031	60,000	60,376
TJX Cos., Inc. (The)
3.50%, 04/15/2025	60,000	66,788
3.88%, 04/15/2030	75,000	89,999
Tractor Supply Co., 1.75%, 11/01/2030	90,000	90,420
		1,407,490
Technology Hardware, Storage & Peripherals-2.11%
Apple, Inc.
2.40%, 05/03/2023	271,000	284,595
3.25%, 02/23/2026	259,000	290,529
Dell International LLC/EMC Corp.
5.45%, 06/15/2023(b)	100,000	110,434
6.02%, 06/15/2026(b)	111,000	134,869
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025	138,000	160,849
HP, Inc.
2.20%, 06/17/2025	80,000	84,632
3.00%, 06/17/2027	85,000	92,810
NetApp, Inc.
1.88%, 06/22/2025	35,000	36,498
2.70%, 06/22/2030	25,000	26,389
		1,221,605
Textiles, Apparel & Luxury Goods-0.81%
NIKE, Inc.
2.40%, 03/27/2025	85,000	91,396
2.85%, 03/27/2030	70,000	79,285
Ralph Lauren Corp., 2.95%, 06/15/2030	80,000	84,896
Tapestry, Inc.
4.25%, 04/01/2025	50,000	53,326
4.13%, 07/15/2027	50,000	53,147
VF Corp.
2.40%, 04/23/2025	45,000	47,922
2.95%, 04/23/2030	55,000	60,342
		470,314

See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Tobacco-0.94%
Altria Group, Inc.
2.85%, 08/09/2022	$116,000	$120,746
4.80%, 02/14/2029	115,000	137,851
Philip Morris International, Inc.
3.25%, 11/10/2024	126,000	138,830
3.38%, 08/15/2029	127,000	145,564
		542,991
Trading Companies & Distributors-0.15%
WW Grainger, Inc., 1.85%, 02/15/2025	82,000	86,244
Water Utilities-0.24%
American Water Capital Corp.
3.40%, 03/01/2025	32,000	35,395
3.75%, 09/01/2028	40,000	46,797
Essential Utilities, Inc., 2.70%, 04/15/2030	50,000	53,965
		136,157
Wireless Telecommunication Services-0.37%
T-Mobile USA, Inc.
3.50%, 04/15/2025(b)	90,000	99,391
3.88%, 04/15/2030(b)	100,000	114,859
		214,250
Total U.S. Dollar Denominated Bonds & Notes (Cost $53,802,128)		57,456,844
	Shares	Value
Money Market Funds-0.46%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $265,622)	265,622	$265,622
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $54,067,750)		57,722,466
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.05%
Invesco Private Government Fund, 0.02%(d)(e)(f)	243,073	243,073
Invesco Private Prime Fund, 0.12%(d)(e)(f)	364,500	364,609
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $607,682)		607,682
TOTAL INVESTMENTS IN SECURITIES-100.94% (Cost $54,675,432)		58,330,148
OTHER ASSETS LESS LIABILITIES-(0.94)%		(544,957)
NET ASSETS-100.00%		$57,785,191

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2020 was $1,171,132, which represented 2.03% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,936,224	$(1,670,602)	$-	$-	$265,622	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	232,848	873,541	(1,106,389)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	443,526	1,631,486	(1,831,939)	-	-	243,073	42*
Invesco Private Prime Fund	147,846	1,259,715	(1,042,963)	-	11	364,609	90*
Total	$824,220	$5,700,966	$(5,651,893)	$-	$11	$873,304	$139

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
See accompanying notes which are an integral part of this schedule.

Invesco Fundamental Investment Grade Corporate Bond ETF (PFIG)—(continued)
November 30, 2020
(Unaudited)
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco National AMT-Free Municipal Bond ETF (PZA)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.75%
Alabama-0.74%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority, Series 2018 A, RB	5.00%	07/01/2048	$3,000	$3,257,340
Birmingham (City of), AL Water Works Board, Series 2015 A, Ref. RB(a)(b)	5.00%	01/01/2025	1,000	1,192,270
Jasper (City of), AL, Series 2014, GO Wts.(a)(b)	5.00%	03/01/2024	4,000	4,616,880
Jefferson (County of), AL, Series 2013 A, Revenue Wts., (INS - AGM)(c)	5.50%	10/01/2053	5,000	5,594,000
Tuscaloosa (City of), AL Board of Education, Series 2016, Revenue Wts.(a)(b)	5.00%	08/01/2026	1,000	1,262,470
				15,922,960
Arizona-1.55%
Arizona (State of) Industrial Development Authority, Series 2020 A, RB	4.00%	11/01/2050	2,000	2,307,040
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	3.00%	02/01/2045	2,000	2,068,500
Arizona (State of) Industrial Development Authority (Phoenix Children’s Hospital), Series 2020, RB	4.00%	02/01/2050	1,000	1,135,380
City of Phoenix Civic Improvement Corp., Series 2015 A, RB	5.00%	07/01/2045	2,000	2,277,180
City of Phoenix Civic Improvement Corp., Series 2019, RB	5.00%	07/01/2049	5,000	6,146,750
Phoenix (City of), AZ Industrial Development Authority (Downtown Phoenix Student Housing, LLC- Arizona State University), Series 2018 A, Ref. RB	5.00%	07/01/2042	1,000	1,067,480
Phoenix Civic Improvement Corp., Series 2019 A, RB	5.00%	07/01/2045	5,000	5,743,300
Phoenix Civic Improvement Corp., Series 2020, RB	5.00%	07/01/2044	5,000	6,579,050
Queen Creek (Town of), AZ, Series 2020, RB	4.00%	08/01/2045	1,250	1,493,750
University of Arizona (The), Series 2020, Ref. RB	4.00%	08/01/2044	4,000	4,680,760
				33,499,190
Arkansas-0.11%
University of Arkansas (Fayetteville Campus), Series 2017, RB	5.00%	11/01/2047	2,000	2,435,940
California-20.89%
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2036	1,000	1,183,490
Alameda (City of), CA Corridor Transportation Authority, Series 2016 B, Ref. RB, (INS - AGM)(c)	5.00%	10/01/2037	940	1,110,290
Bay Area Toll Authority, Series 2019 H, Ref. RB	5.00%	04/01/2049	4,000	5,019,600
Bay Area Toll Authority (San Francisco Bay Area), Series 2014 S-6, RB(a)(b)	5.00%	10/01/2024	2,500	2,949,275
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 F-1, RB	4.00%	04/01/2056	5,000	5,534,050
Bay Area Toll Authority (San Francisco Bay Area), Series 2017 S-7, Ref. RB	4.00%	04/01/2042	2,500	2,864,450
Beaumont (City of), CA Public Improvement Authority, Series 2018 A, RB, (INS - AGM)(c)	5.00%	09/01/2049	1,000	1,195,170
California (State of), Series 2014, GO Bonds	5.00%	10/01/2039	5,000	5,788,700
California (State of), Series 2016, GO Bonds	5.00%	09/01/2046	3,000	3,600,510
California (State of), Series 2017, Ref. GO Bonds	4.00%	08/01/2038	1,000	1,157,570
California (State of), Series 2019, GO Bonds	5.00%	04/01/2045	4,000	5,091,400
California (State of), Series 2019, GO Bonds	5.00%	04/01/2049	1,000	1,266,440
California (State of), Series 2019, Ref. GO Bonds	5.00%	10/01/2039	4,500	5,891,805
California (State of) (Green Bonds), Series 2014, GO Bonds	5.00%	10/01/2037	3,500	4,054,960
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2046	2,000	2,389,180
California (State of) Educational Facilities Authority (Pepperdine University), Series 2016, Ref. RB	5.00%	10/01/2049	3,000	3,575,220
California (State of) Educational Facilities Authority (Stanford University), Series 2007 T-1, RB	5.00%	03/15/2039	10,000	15,371,600
California (State of) Educational Facilities Authority (Stanford University), Series 2019 V-1, RB	5.00%	05/01/2049	4,000	6,656,640
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center), Series 2016 B, Ref. RB	5.00%	08/15/2035	1,000	1,216,240
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	4.00%	02/01/2042	3,000	3,354,510
California (State of) Health Facilities Financing Authority (El Camino Hospital), Series 2017, RB	5.00%	02/01/2042	2,250	2,661,705
California (State of) Health Facilities Financing Authority (Kaiser Permanente), Series 2017 A-2, RB	5.00%	11/01/2047	3,500	5,406,275
California (State of) Health Facilities Financing Authority (Stanford Health Care), Series 2020 A, Ref. RB	4.00%	08/15/2050	2,225	2,613,774
California (State of) Health Facilities Financing Authority (Sutter Health), Series 2011 D, Ref. RB(a)(b)	5.00%	08/15/2021	305	315,343
California (State of) Infrastructure & Economic Development Bank (California State Teachers’ Retirement System Headquarters Expansion) (Green Bonds), Series 2019, RB	5.00%	08/01/2044	1,930	2,419,911
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	4.00%	02/01/2042	4,000	4,382,520
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2042	1,715	1,992,984
California (State of) Municipal Finance Authority (Community Medical Centers), Series 2017 A, Ref. RB	5.00%	02/01/2047	2,500	2,882,875
California (State of) Municipal Finance Authority (NorthBay Healthcare Group), Series 2017 A, RB	5.25%	11/01/2041	1,000	1,149,370
California (State of) Municipal Finance Authority (Orange County of Civic Center Infrastructure Improvement Program - Phase I), Series 2017 A, RB	5.00%	06/01/2042	6,000	7,242,780
California (State of) Municipal Finance Authority (Pomona College), Series 2017, Ref. RB(a)(b)	5.00%	01/01/2028	1,000	1,310,230
California (State of) Municipal Finance Authority (University of La Verne), Series 2017 A, Ref. RB	5.00%	06/01/2043	1,750	2,086,053
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
California (State of) Public Works Board, Series 2014 B, RB	5.00%	10/01/2039	$1,500	$1,734,150
California (State of) Statewide Communities Development Authority (John Muir Health), Series 2018 A, Ref. RB	4.00%	12/01/2057	500	521,085
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2038	2,500	3,109,250
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2042	6,080	7,500,957
California State University, Series 2017 A, Ref. RB	5.00%	11/01/2047	11,310	13,853,053
Centinela Valley Union High School District (Election of 2010), Series 2012 B, GO Bonds(d)	5.00%	08/01/2050	600	646,452
Chino Valley Unified School District, Series 2020 B, GO Bonds	4.00%	08/01/2045	2,500	2,999,775
Chino Valley Unified School District, Series 2020 B, GO Bonds	3.38%	08/01/2050	10,000	11,148,700
Chula Vista (City of), CA (San Diego Gas & Electric Co.), Series 2004 A, RB	5.88%	02/15/2034	3,655	3,668,597
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.00%	03/01/2024	3,000	3,464,790
El Dorado Irrigation District, Series 2014 A, Ref. RB(a)(b)	5.25%	03/01/2024	3,500	4,070,535
Foothill-Eastern Transportation Corridor Agency, Subseries 2014 B-1, Ref. RB	3.95%	01/15/2053	3,000	3,303,210
Inland Valley Development Agency, Series 2014 A, Ref. RB, (INS - AGM)(c)	5.00%	09/01/2044	6,000	6,749,880
Jurupa Unified School District, Series 2017 B, GO Bonds	4.00%	08/01/2041	10,000	11,645,800
Livermore Valley Joint Unified School District, Series 2019, GO Bonds	4.00%	08/01/2046	7,000	7,954,170
Long Beach Unified School District (Election of 2016), Series 2019 B, GO Bonds	3.00%	08/01/2050	1,270	1,363,434
Los Angeles (City of), CA (Green Bonds), Series 2015 A, RB	5.00%	06/01/2044	1,000	1,173,550
Los Angeles (City of), CA (Green Bonds), Series 2015 C, Ref. RB	5.00%	06/01/2045	1,500	1,758,165
Los Angeles (City of), CA (Green Bonds), Series 2017 A, RB	5.25%	06/01/2047	1,500	1,867,575
Los Angeles (City of), CA Department of Water & Power, Series 2012 B, RB	5.00%	07/01/2043	8,000	8,578,480
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2044	2,360	3,069,841
Los Angeles (City of), CA Department of Water & Power, Series 2019 D, Ref. RB	5.00%	07/01/2049	9,000	11,620,350
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2036	5,000	6,219,250
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2036	10,000	13,468,600
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	4.00%	06/01/2037	3,750	4,648,650
Los Angeles (County of), CA Metropolitan Transportation Authority (Green Bonds), Series 2020 A, RB	5.00%	06/01/2037	9,000	12,081,690
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2039	2,250	2,601,765
Los Angeles (County of), CA Public Works Financing Authority, Series 2015 A, RB	5.00%	12/01/2044	1,000	1,148,700
Los Angeles (County of), CA Public Works Financing Authority, Series 2016 D, RB	5.00%	12/01/2045	11,400	13,360,116
Los Angeles County Facilities, Inc. (Vermont Corridor County Administration Building), Series 2018 A, RB	5.00%	12/01/2051	4,400	5,391,496
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2038	1,000	1,219,550
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2039	1,000	1,216,600
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2040	1,000	1,213,500
Los Angeles Unified School District, Series 2020 C, GO Bonds	4.00%	07/01/2044	1,000	1,198,020
Los Angeles Unified School District (Election of 2008), Series 2016 A, GO Bonds	5.00%	07/01/2040	1,610	1,894,326
Madera Unified School District, Series 2017, GO Bonds	4.00%	08/01/2046	5,000	5,768,600
Manhattan Beach Unified School District, Series 2020 B, GO Bonds	4.00%	09/01/2045	5,635	6,870,474
Marin (County of), CA Healthcare District (Election of 2013), Series 2017 A, GO Bonds	4.00%	08/01/2047	3,000	3,413,310
Metropolitan Water District of Southern California, Series 2020 A, RB	5.00%	10/01/2049	1,000	1,307,410
Morgan Hill Unified School District (Election of 2012), Series 2017 B, GO Bonds	4.00%	08/01/2047	2,000	2,305,400
Natomas Unified School District, Series 2020 A, GO Bonds, (INS - AGM)(c)	4.00%	08/01/2049	3,885	4,374,355
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2042	1,300	1,551,654
Norman Y Mineta San Jose International Airport SJC, Series 2017 B, Ref. RB	5.00%	03/01/2047	5,000	5,921,750
Oxnard School District (Election of 2016), Series 2017 A, GO Bonds, (INS - BAM)(c)	5.00%	08/01/2045	5,000	6,118,850
Perris Union High School District, Series 2019 A, GO Bonds, (INS - AGM)(c)	4.00%	09/01/2048	7,500	8,780,325
Sacramento (County of), CA, Series 2016 A, Ref. RB	5.00%	07/01/2041	2,400	2,804,568
Sacramento (County of), CA, Series 2016 B, Ref. RB	5.00%	07/01/2041	2,250	2,616,300
Sacramento (County of), CA Sanitation Districts Financing Authority, Series 2020 A, Ref. RB	5.00%	12/01/2050	5,600	7,380,520
San Diego (County of), CA Regional Transportation Commission, Series 2016 A, RB	5.00%	04/01/2048	6,620	7,942,279
San Diego Unified School District, Series 2020 D-2, GO Bonds	5.00%	07/01/2022	4,850	5,218,794
San Diego Unified School District, Series 2020 D-2, GO Bonds	2.00%	07/01/2045	20,000	19,427,400
San Diego Unified School District, Series 2020 M-2, GO Bonds	5.00%	07/01/2022	2,490	2,679,340
San Diego Unified School District, Series 2020 M-2, GO Bonds	4.00%	07/01/2050	20,000	24,097,000
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	4.00%	07/01/2047	5,000	5,775,200
San Diego Unified School District (Election of 2012), Series 2017 I, GO Bonds	5.00%	07/01/2047	4,165	5,150,022
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport), Series 2014 B, RB	5.00%	05/01/2044	2,000	2,257,960
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
San Francisco Bay Area Rapid Transit District (Election of 2016) (Green Bonds), Series 2017 A, GO Bonds	5.00%	08/01/2047	$2,000	$2,484,320
Simi Valley Unified School District (Election of 2016), Series 2017 A, GO Bonds	4.00%	08/01/2046	4,000	4,614,880
Transbay Joint Powers Authority (Green Bonds), Series 2020 A, RB	5.00%	10/01/2045	2,000	2,499,020
University of California, Series 2016 AR, Ref. RB	5.00%	05/15/2046	9,500	11,348,605
University of California, Series 2018 O, Ref. RB	5.00%	05/15/2043	1,500	1,877,475
Val Verde Unified School District, Series 2020 A, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2049	2,750	2,814,982
Val Verde Unified School District, Series 2020 E, GO Bonds, (INS - BAM)(c)	2.75%	08/01/2046	2,200	2,259,510
				450,859,285
Colorado-1.39%
Colorado (State of) Educational & Cultural Facilities Authority (University of Denver), Series 2017 A, RB	5.00%	03/01/2047	2,000	2,335,300
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The)), Series 2017, Ref. RB(a)(b)	5.00%	06/01/2027	1,750	2,255,400
Colorado (State of) Health Facilities Authority (Parkview Medical Center), Series 2020 A, RB	4.00%	09/01/2050	2,800	3,138,212
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2042	1,000	1,155,420
Denver (City & County of), CO, Series 2016 A, Ref. RB	5.00%	08/01/2044	750	863,963
Denver (City & County of), CO Board of Water Commissioners (Green Bonds), Series 2017 A, RB	5.00%	09/15/2047	5,000	6,187,300
E-470 Public Highway Authority, Series 2020 A, Ref. RB	5.00%	09/01/2040	2,725	3,112,468
Loveland (City of), CO Electric & Communications Enterprise, Series 2019 A, RB	5.00%	12/01/2044	5,000	6,261,750
Weld County School District Re-2, Series 2019, GO Bonds	5.00%	12/01/2044	3,550	4,605,095
				29,914,908
Connecticut-0.73%
Connecticut (State of), Series 2017 A, GO Bonds	5.00%	04/15/2035	3,745	4,572,870
Connecticut (State of), Series 2018 B, RB	5.00%	10/01/2038	4,000	5,028,360
Connecticut (State of), Series 2020 A, GO Bonds	5.00%	01/15/2040	3,000	3,864,480
Connecticut (State of), Series 2020 C, GO Bonds	5.00%	06/01/2040	350	454,254
University of Connecticut, Series 2018 A, Special Obligation RB	5.00%	11/15/2043	1,450	1,783,645
				15,703,609
District of Columbia-0.78%
District of Columbia, Series 2011 G, RB(a)(b)	5.00%	12/01/2021	395	413,758
District of Columbia, Series 2011 G, RB	5.00%	12/01/2036	805	839,913
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2036	2,500	3,140,650
District of Columbia, Series 2017 A, Ref. GO Bonds	5.00%	06/01/2037	2,000	2,509,400
District of Columbia, Series 2020 A, RB	2.63%	03/01/2045	1,000	1,035,350
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement), Series 2019 A, Ref. RB	5.00%	10/01/2044	1,500	1,834,845
Washington (State of) Metropolitan Area Transit Authority, Series 2020 A, RB	5.00%	07/15/2045	5,500	7,125,910
				16,899,826
Florida-3.60%
Cape Coral (City of), FL, Series 2011, Ref. RB(a)(b)	5.00%	10/01/2021	200	207,928
Davie (Town of), FL (Nova Southeastern University), Series 2018, Ref. RB	5.00%	04/01/2048	2,000	2,349,380
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,204,850
Florida (State of) Municipal Loan Council, Series 2011 D, RB, (INS - AGM)(c)	5.50%	10/01/2041	1,500	1,559,385
Hillsborough (County of), FL Aviation Authority (Tampa International Airport), Series 2018 F, RB	5.00%	10/01/2048	6,745	8,190,588
JEA Electric System Revenue, Series 2013 C, RB	5.00%	10/01/2037	950	1,023,112
Lakeland (City of), FL (Lakeland Regional Health), Series 2015, RB	5.00%	11/15/2040	1,050	1,193,903
Miami Beach (City of), FL, Series 2015, RB	5.00%	09/01/2045	2,000	2,317,080
Miami Beach (City of), FL, Series 2019, Ref. GO Bonds	4.00%	05/01/2049	8,250	9,649,942
Miami Beach (City of), FL Redevelopment Agency (City Center), Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	02/01/2040	4,000	4,516,320
Miami-Dade (County of), FL, Series 2010 B, RB, (INS - AGM)(c)	5.00%	10/01/2035	7,000	7,082,460
Miami-Dade (County of), FL, Series 2012 B, Ref. RB	5.00%	10/01/2037	2,215	2,387,881
Miami-Dade (County of), FL, Series 2017 A, RB	3.38%	10/01/2047	5,000	5,494,000
Miami-Dade (County of), FL Transit System, Series 2012, RB(a)(b)	5.00%	07/01/2022	2,000	2,152,080
Orlando (City of), FL, Series 2018 B, RB	5.00%	10/01/2048	5,685	7,047,410
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017 C, RB	5.00%	07/01/2048	2,000	2,424,480
Tampa (City of) & Hillsborough (County of), FL Expressway Authority, Series 2017, RB	5.00%	07/01/2047	5,000	5,990,250
Tampa (City of), FL, Series 2016 A, RB	5.00%	11/15/2046	1,750	2,063,950
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida-(continued)
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	4.00%	07/01/2045	$2,500	$2,854,175
Tampa (City of), FL (H. Lee Moffitt Cancer Center), Series 2020 B, RB	5.00%	07/01/2050	3,250	4,011,150
				77,720,324
Georgia-0.84%
Atlanta (City of), GA, Series 2018 B, RB	5.00%	11/01/2047	5,000	6,226,600
Cobb (County of), GA Kennestone Hospital Authority (Wellstar Health System, Inc.), Series 2020, Ref. RB	5.00%	04/01/2050	850	1,069,172
Fulton (County of), GA Development Authority (Wellstar Health System, Inc.), Series 2020, RB	4.00%	04/01/2050	1,000	1,149,970
Gainesville & Hall (County of), GA Hospital Authority (Northeast Georgia Health System, Inc.), Series 2017 B, Ref. RB	5.50%	02/15/2042	2,000	2,451,240
Glynn (County of) & Brunswick (City of), GA Memorial Hospital Authority (Southeast Georgia Health System), Series 2017, RAC	5.00%	08/01/2047	3,000	3,452,340
Municipal Electric Authority of Georgia, Series 2019 A, Ref. RB	5.00%	01/01/2044	1,000	1,223,910
Sandy Springs (City of), GA Public Facilities Authority (City Center), Series 2015, RB(a)(b)	5.00%	05/01/2026	2,000	2,508,080
				18,081,312
Hawaii-0.31%
Honolulu (City & County of), HI, Series 2015 A, GO Bonds	5.00%	10/01/2039	4,000	4,736,760
Honolulu (City & County of), HI Wastewater System Revenue, Series 2019 A, RB	5.00%	07/01/2049	1,500	1,913,040
				6,649,800
Illinois-6.27%
Chicago (City of), IL, Series 2008, Ref. RB, (INS - AGM)(c)	5.25%	11/01/2033	440	441,540
Chicago (City of), IL, Series 2012, RB, (INS - AGM)(c)	5.00%	01/01/2037	24,375	25,374,131
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	5.25%	01/01/2042	2,500	3,048,975
Chicago (City of), IL, Series 2017 A, RB, (INS - AGM)(c)	4.00%	01/01/2052	7,000	7,661,290
Chicago (City of), IL, Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	1,000	1,129,400
Chicago (City of), IL, Series 2019 A, GO Bonds	5.00%	01/01/2044	2,000	2,130,100
Chicago (City of), IL, Series 2019 A, GO Bonds	5.50%	01/01/2049	1,500	1,639,920
Chicago (City of), IL (O’Hare International Airport), Series 2015 D, RB	5.00%	01/01/2046	1,250	1,426,688
Chicago (City of), IL (O’Hare International Airport), Series 2016 C, Ref. RB	5.00%	01/01/2037	2,900	3,369,510
Chicago (City of), IL (O’Hare International Airport), Series 2017 B, Ref. RB	5.00%	01/01/2039	7,500	8,883,600
Chicago (City of), IL (O’Hare International Airport), Series 2018 B, RB, (INS - AGM)(c)	4.00%	01/01/2053	6,375	7,197,630
Chicago (City of), IL Board of Education, Series 2016, RB	6.00%	04/01/2046	2,000	2,330,420
Chicago (City of), IL Board of Education, Series 2017 B, Ref. GO Bonds(e)	7.00%	12/01/2042	5,000	6,279,150
Chicago (City of), IL Midway International Airport, Series 2016 B, Ref. RB	5.00%	01/01/2046	6,000	6,892,140
Chicago (City of), IL Transit Authority, Series 2017, RB, (INS - AGM)(c)	5.00%	12/01/2051	10,000	11,525,600
Du Page (County of), IL (Morton Abroretum), Series 2020, Ref. RB	3.00%	05/15/2047	5,000	5,097,800
Illinois (State of), Series 2020, GO Bonds	5.50%	05/01/2039	1,500	1,693,050
Illinois (State of) Finance Authority (Chicago LLC - University of Chicago), Series 2017 A, RB	5.00%	02/15/2047	1,000	960,430
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020 A, Ref. RB	3.00%	05/15/2050	4,000	4,106,120
Illinois (State of) Finance Authority (The Carle Foundation), Series 2011 A, RB, (INS - AGM)(c)	6.00%	08/15/2041	1,000	1,033,000
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2050	1,500	1,638,735
Illinois (State of) Finance Authority (University of Illinois Health Services), Series 2020, RB	4.00%	10/01/2055	1,450	1,573,612
Illinois (State of) Toll Highway Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	6,087,950
Regional Transportation Authority, Series 2000, RB, (INS - NATL)(c)	6.50%	07/01/2030	1,815	2,486,042
Sales Tax Securitization Corp., Series 2018 A, Ref. RB	5.00%	01/01/2040	10,000	11,697,000
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2038	1,000	1,106,620
Sales Tax Securitization Corp., Series 2020 A, Ref. RB	4.00%	01/01/2039	500	551,825
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	5.00%	01/01/2037	1,750	2,147,530
Sales Tax Securitization Corp., Series 2020 A, Ref. RB, (INS - BAM)(c)	4.00%	01/01/2040	2,000	2,226,680
Springfield (City of), IL Electric Revenue, Series 2015, Ref. RB, (INS - AGM)(c)	5.00%	03/01/2040	3,000	3,463,200
				135,199,688
Indiana-0.90%
Indiana (State of) Health & Educational Facilities Financing Authority (Ascension Senior Credit Group), Series 2006, Ref. RB	5.00%	11/15/2046	3,000	3,583,440
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2044	5,000	6,300,450
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana-(continued)
Indianapolis Local Public Improvement Bond Bank (Courthouse and Jail), Series 2019 A, RB	5.00%	02/01/2049	$6,500	$8,110,700
Northern Indiana Commuter Transportation District, Series 2016, RB	5.00%	07/01/2041	1,250	1,464,337
				19,458,927
Kansas-0.25%
Kansas (State of) Department of Transportation, Series 2015, RB	5.00%	09/01/2035	2,000	2,397,560
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2040	1,000	1,169,050
Wyandotte (County of) & Kansas City (City of), KS Unified Government, Series 2016 A, RB	5.00%	09/01/2045	1,500	1,741,485
				5,308,095
Kentucky-0.10%
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2045	1,000	1,182,570
Kentucky (Commonwealth of) Economic Development Finance Authority (Louisville Arena Authority, Inc.), Series 2017 A, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2047	1,000	1,060,430
				2,243,000
Louisiana-1.50%
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2042	2,000	2,333,200
Greater New Orleans Expressway Commission, Series 2017, RB, (INS - AGM)(c)	5.00%	11/01/2047	2,000	2,327,200
Jefferson (Parish of), LA Sales Tax District, Series 2019 B, RB, (INS - AGM)(c)	5.00%	12/01/2042	2,750	3,324,970
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (LCTCS Act 360), Series 2014, RB	5.00%	10/01/2039	2,000	2,233,940
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Ragin Cajun Facilities, Inc.), Series 2018, RB, (INS - AGM)(c)	5.00%	10/01/2048	3,500	4,095,035
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation), Series 2017 A, Ref. RB	5.00%	10/01/2041	3,285	3,908,493
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	3.00%	06/01/2050	6,500	6,798,480
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolidated Garage System), Series 2018 A, RB, (INS - AGM)(c)	5.00%	10/01/2048	5,000	5,959,850
Shreveport (City of), LA, Series 2019 B, RB, (INS - AGM)(c)	4.00%	12/01/2049	1,250	1,433,312
				32,414,480
Maine-0.12%
Maine (State of) Health & Higher Educational Facilities Authority (Eastern Maine Healthcare System), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,282,240
Maine (State of) Turnpike Authority, Series 2020, RB	4.00%	07/01/2045	300	354,927
				2,637,167
Maryland-0.74%
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2039	1,000	920,820
Baltimore (City of), MD (Convention Center Hotel), Series 2017, Ref. RB	5.00%	09/01/2042	500	460,930
Baltimore (City of), MD (Water), Series 2017 A, RB	5.00%	07/01/2046	9,510	11,369,681
Baltimore (City of), MD (Water), Series 2020 A, RB	5.00%	07/01/2050	600	778,890
Maryland Stadium Authority (Baltimore City Public Schools), Series 2016, RB(a)(b)	5.00%	05/01/2026	1,900	2,382,676
				15,912,997
Massachusetts-7.59%
Massachusetts (Commonwealth of), Series 2015 A, Ref. GO Bonds	5.00%	07/01/2036	4,000	4,779,880
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2041	7,150	8,171,306
Massachusetts (Commonwealth of), Series 2016 A, GO Bonds	5.00%	03/01/2046	5,000	5,700,050
Massachusetts (Commonwealth of), Series 2016 J, GO Bonds	4.00%	12/01/2044	2,900	3,310,292
Massachusetts (Commonwealth of), Series 2017 A, GO Bonds	5.00%	04/01/2042	4,210	5,176,195
Massachusetts (Commonwealth of), Series 2017 A, Ref. RB	5.00%	06/01/2043	5,000	6,233,700
Massachusetts (Commonwealth of), Series 2017 F, GO Bonds	5.00%	11/01/2041	10,000	12,509,800
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.25%	01/01/2044	10,675	13,817,079
Massachusetts (Commonwealth of), Series 2019 A, GO Bonds	5.00%	01/01/2049	5,000	6,309,600
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2025	1,750	2,152,797
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2045	2,500	3,302,800
Massachusetts (Commonwealth of), Series 2020 E, GO Bonds	5.00%	11/01/2050	3,500	4,596,935
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2015 A, RB	5.00%	06/01/2045	3,000	3,506,550
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts-(continued)
Massachusetts (Commonwealth of) (Rail Enhancement & Accelerated Bridge Program), Series 2018 A, RB	5.25%	06/01/2043	$5,000	$6,357,550
Massachusetts (Commonwealth of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	4.00%	10/01/2045	1,500	1,744,935
Massachusetts (State of) Bay Transportation Authority, Series 2015 A, RB	5.00%	07/01/2040	7,145	8,400,805
Massachusetts (State of) Bay Transportation Authority, Series 2020, Ref. RB	5.00%	07/01/2050	5,580	6,877,071
Massachusetts (State of) Development Finance Agency (Boston University), Series 2013 X, RB	5.00%	10/01/2048	875	958,624
Massachusetts (State of) Development Finance Agency (Boston University), Series 2016 BB1, RB	5.00%	10/01/2046	4,500	5,295,195
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2041	2,665	3,136,279
Massachusetts (State of) Development Finance Agency (Dana-Farber Cancer Institute), Series 2016, RB	5.00%	12/01/2046	2,000	2,337,980
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 C, Ref. RB, (INS - AGM)(c)	3.00%	10/01/2045	3,500	3,630,480
Massachusetts (State of) School Building Authority, Series 2015 C, Ref. RB	5.00%	08/15/2037	8,770	10,540,312
Massachusetts (State of) School Building Authority, Series 2016 A, RB	5.00%	11/15/2045	3,410	4,090,875
Massachusetts (State of) School Building Authority, Series 2019 A, RB	5.00%	02/15/2049	5,000	5,979,900
Massachusetts (State of) Water Resources Authority, Series 2018 B, RB	5.00%	08/01/2043	5,000	6,335,150
Massachusetts (State of) Water Resources Authority (Green Bonds), Series 2016 B, Ref. RB	5.00%	08/01/2040	10,000	12,233,100
University of Massachusetts Building Authority, Series 2020 1, RB	5.00%	11/01/2050	5,000	6,362,950
				163,848,190
Michigan-0.96%
Detroit (City of), MI Water and Sewerage Department, Series 2012 A, Ref. RB(a)(b)	5.00%	07/01/2022	5,000	5,380,200
Michigan (State of) Hospital Finance Authority (Ascension Health), Series 2010, Ref. RB	5.00%	11/15/2047	3,000	3,803,730
Michigan State University Board of Trustees, Series 2019 B, RB	5.00%	02/15/2044	1,250	1,552,475
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2042	2,000	2,454,900
University of Michigan, Series 2017 A, Ref. RB	5.00%	04/01/2047	3,100	3,775,583
Walled Lake Consolidated School District, Series 2020, GO Bonds	5.00%	05/01/2050	2,500	3,211,475
Wayne (County of), MI Airport Authority (Detroit Michigan Wayne County Airport), Series 2015 D, RB	5.00%	12/01/2040	500	582,905
				20,761,268
Minnesota-0.05%
Minnesota (State of) Higher Education Facilities Authority (Bethel University), Series 2017, Ref. RB	5.00%	05/01/2047	1,000	1,076,980
Missouri-0.53%
Cape Girardeau (County of), MO Industrial Development Authority (South Eastern Health), Series 2017 A, Ref. RB	5.00%	03/01/2036	1,000	1,090,200
Kansas City (City of), MO (Downtown Arena), Series 2016 E, Ref. RB	5.00%	04/01/2040	2,190	2,511,185
Metropolitan St. Louis Sewer District, Series 2016 C, RB	5.00%	05/01/2046	1,000	1,202,170
Metropolitan St. Louis Sewer District, Series 2017 A, Ref. RB	5.00%	05/01/2047	750	921,120
Missouri (State of) Health & Educational Facilities Authority (Mosaic Health System), Series 2019A, Ref. RB	4.00%	02/15/2049	5,000	5,671,000
				11,395,675
Montana-0.13%
Missoula (City of), MT, Series 2019 A, RB	4.00%	07/01/2044	2,400	2,789,856
Nebraska-0.06%
Omaha (City of), NE Public Power District, Series 2017 A, Ref. RB	5.00%	02/01/2042	1,000	1,252,380
Nevada-0.87%
Clark (County of), NV Department of Aviation, Series 2015 A, Ref. RB	5.00%	07/01/2040	5,000	5,773,850
Clark (County of), NV Department of Aviation, Series 2017 A-2, Ref. RB	5.00%	07/01/2040	9,335	11,168,861
Las Vegas Valley Water District, Series 2012 B, GO Bonds	5.00%	06/01/2042	1,650	1,747,977
				18,690,688
New Jersey-0.67%
New Jersey (State of) Economic Development Authority (State House), Series 2017 B, RB	5.00%	06/15/2043	1,000	1,159,230
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	3.00%	07/01/2050	1,000	1,011,100
New Jersey (State of) Educational Facilities Authority (Stevens Institute of Technology) (Green Bonds), Series 2020 A, RB	4.00%	07/01/2050	2,800	3,054,408
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey-(continued)
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health), Series 2011 A, Ref. RB(a)(b)	5.63%	07/01/2021	$500	$515,610
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System), Series 2016 A, Ref. RB	5.00%	07/01/2039	1,000	1,187,420
New Jersey (State of) Health Care Facilities Financing Authority (University Hospital), Series 2015 A, RB, (INS - AGM)(c)	5.00%	07/01/2046	3,000	3,359,250
New Jersey (State of) Turnpike Authority, Series 2017 B, Ref. RB	5.00%	01/01/2040	1,000	1,223,660
Newark (City of), NJ Housing Authority, Series 2016, Ref. RB, (INS - AGM)(c)	5.00%	12/01/2038	2,500	2,996,075
				14,506,753
New Mexico-0.08%
Albuquerque (City of), NM, Series 2020, RB	5.00%	07/01/2046	1,335	1,711,977
New York-20.01%
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2045	8,000	8,161,600
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	04/01/2050	3,750	3,807,412
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(c)	4.00%	04/01/2050	3,000	3,398,520
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	5,000	5,350,950
Erie (County of), NY, Series 2020, GO Notes	3.00%	06/24/2021	5,000	5,073,150
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	5,000	5,932,700
Long Island (City of), NY Power Authority, Series 2012 A, RB(a)(b)	5.00%	09/01/2022	2,305	2,499,565
Long Island (City of), NY Power Authority, Series 2012 A, RB	5.00%	09/01/2037	4,630	4,970,259
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2039	2,500	2,870,950
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2042	1,300	1,591,226
Long Island (City of), NY Power Authority, Series 2017, RB	5.00%	09/01/2047	1,000	1,214,610
Metropolitan Transportation Authority, Series 2012 A-1, RB	5.00%	11/15/2040	13,190	13,834,595
Metropolitan Transportation Authority, Series 2012 E, RB, (INS - AGM)(c)	5.00%	11/15/2042	1,510	1,594,938
Metropolitan Transportation Authority, Series 2015 C-1, Ref. RB	5.00%	11/15/2035	5,000	5,457,000
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	2,350	2,717,352
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB	5.00%	11/15/2052	7,025	7,954,899
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(c)	4.00%	11/15/2049	9,000	10,059,120
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB	4.00%	11/15/2051	2,900	3,063,647
Metropolitan Transportation Authority (Green Bonds), Series 2020 A-1, RB, (INS - AGM)(c)	4.00%	11/15/2050	5,000	5,648,000
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	6,000	7,044,540
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	2,000	2,330,760
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	2,000	2,071,580
Nassau (County of), NY, Series 2019 B, GO Bonds, (INS - AGM)(c)	5.00%	04/01/2049	5,000	6,341,700
New York & New Jersey (States of) Port Authority, Series 2014, RB	5.00%	09/01/2039	6,000	6,769,560
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	10/15/2041	4,460	5,179,576
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.00%	05/01/2045	3,500	3,994,165
New York & New Jersey (States of) Port Authority, Series 2017 200, Ref. RB	5.25%	10/15/2057	2,400	2,871,552
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	6,590	8,068,598
New York & New Jersey (States of) Port Authority, Series 2020, Ref. RB	4.00%	07/15/2040	2,000	2,390,880
New York (City of), NY, Series 2017 B-1, GO Bonds	5.00%	12/01/2041	4,955	5,881,981
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2038	6,500	8,217,300
New York (City of), NY, Series 2020 D-1, GO Bonds	5.00%	03/01/2038	6,250	7,985,875
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS - AGC)(c)	6.50%	01/01/2046	500	502,430
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	03/01/2049	5,000	5,244,550
New York (City of), NY Municipal Water Finance Authority, Series 2012 BB, RB	5.00%	06/15/2044	3,295	3,450,129
New York (City of), NY Municipal Water Finance Authority, Series 2012 FF, RB	5.00%	06/15/2045	1,000	1,068,210
New York (City of), NY Municipal Water Finance Authority, Series 2013 BB, RB	5.00%	06/15/2047	9,640	10,496,900
New York (City of), NY Municipal Water Finance Authority, Series 2013 EE, RB	5.00%	06/15/2047	500	552,575
New York (City of), NY Municipal Water Finance Authority, Series 2015 EE, Ref. RB	5.00%	06/15/2036	600	686,382
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.00%	06/15/2037	5,750	7,131,840
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	5.00%	06/15/2049	5,000	6,406,500
New York (City of), NY Municipal Water Finance Authority, Series 2019 CC-1, RB	5.00%	06/15/2044	5,000	6,446,950
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB(a)(b)	5.00%	12/15/2021	$1,535	$1,611,059
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2012 CC, Ref. RB	5.00%	06/15/2045	8,670	9,075,409
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	4.00%	06/15/2049	2,500	2,920,875
New York (City of), NY Municipal Water Finance Authority (Water & Sewer System), Series 2019 FF, RB	5.00%	06/15/2049	6,165	7,809,760
New York (City of), NY Transitional Finance Authority, Series 2011 S-1, RB	5.25%	07/15/2037	4,200	4,322,934
New York (City of), NY Transitional Finance Authority, Series 2015 B-1, RB	5.00%	08/01/2042	4,330	4,934,988
New York (City of), NY Transitional Finance Authority, Series 2015 S-1, RB	5.00%	07/15/2040	3,000	3,497,250
New York (City of), NY Transitional Finance Authority, Series 2017 B-1, RB	4.00%	08/01/2041	1,850	2,082,638
New York (City of), NY Transitional Finance Authority, Series 2019 S-3A, Ref. RB	5.00%	07/15/2037	1,000	1,250,850
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2040	5,000	5,846,500
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2037	9,000	9,793,980
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	4.00%	11/01/2038	3,000	3,615,000
New York (City of), NY Transitional Finance Authority, Series 2020, Ref. RB	3.00%	11/01/2039	4,000	4,329,600
New York (State of) Dormitory Authority, Series 2011 C, RB	5.00%	03/15/2041	4,000	4,047,520
New York (State of) Dormitory Authority, Series 2012 A, RB(a)(b)	5.00%	07/01/2022	5,000	5,381,850
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	4,500	4,722,075
New York (State of) Dormitory Authority, Series 2013 A, RB(a)(b)	5.00%	07/01/2023	5,000	5,618,800
New York (State of) Dormitory Authority, Series 2014 E, Ref. RB	5.00%	02/15/2044	1,905	2,197,875
New York (State of) Dormitory Authority, Series 2015 A, Ref. RB(a)(b)	5.00%	03/15/2025	5	6,000
New York (State of) Dormitory Authority, Series 2020 A, RB	3.00%	07/01/2048	4,000	4,172,240
New York (State of) Dormitory Authority, Series 2020 A, RB	4.00%	07/01/2053	4,000	4,563,280
New York (State of) Dormitory Authority, Series 2020 B, RN	5.00%	03/31/2021	25,000	25,402,250
New York (State of) Dormitory Authority (Columbia University), Series 2016 A-2, RB	5.00%	10/01/2046	500	603,320
New York (State of) Dormitory Authority (Columbia University), Series 2018 B, Ref. RB	5.00%	10/01/2038	5,000	6,366,950
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	6,500	8,437,975
New York (State of) Dormitory Authority (Fordham University), Series 2016 A, Ref. RB	5.00%	07/01/2041	750	879,908
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	2,000	2,270,620
New York (State of) Dormitory Authority (General Purpose), Series 2020 D, Ref. RB	5.00%	02/15/2048	5,000	6,309,800
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2040	3,235	3,697,540
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	2,000	2,084,860
New York (State of) Dormitory Authority (New School (The)), Series 2015 A, Ref. RB	5.00%	07/01/2045	3,500	3,897,180
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,130,510
New York (State of) Dormitory Authority (New York University), Series 2012 A, RB(a)(b)	5.00%	07/01/2022	1,200	1,291,644
New York (State of) Dormitory Authority (New York University), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,350	2,762,707
New York (State of) Dormitory Authority (New York University), Series 2019 A, RB	5.00%	07/01/2042	7,000	8,811,180
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group), Series 2015 A, Ref. RB	5.00%	05/01/2036	2,440	2,794,068
New York (State of) Dormitory Authority (State University of New York), Series 2015 B, Ref. RB	5.00%	07/01/2045	6,325	7,180,709
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,000	1,139,300
New York (State of) Power Authority, Series 2020 A, Ref. RB	3.25%	11/15/2060	3,620	3,935,085
New York (State of) Thruway Authority, Series 2016 A, RB	5.25%	01/01/2056	4,000	4,649,400
New York (State of) Thruway Authority, Series 2019 B, RB, (INS - AGM)(c)	4.00%	01/01/2040	5,000	5,898,800
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	2,000	2,261,200
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2045	3,000	3,364,830
New York Liberty Development Corp., Series 2019, Ref. RB	2.80%	09/15/2069	1,500	1,456,125
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2045	2,000	2,374,660
New York State Environmental Facilities Corp., Series 2020, Ref. RB	4.00%	06/15/2049	5,500	6,497,260
New York State Urban Development Corp., Series 2013 A-1, RB	5.00%	03/15/2043	1,000	1,089,050
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,298,760
New York State Urban Development Corp., Series 2020 A, RB	3.00%	03/15/2050	2,000	2,120,000
New York State Urban Development Corp., Series 2020, Ref. RB	3.00%	03/15/2040	1,000	1,086,760
Triborough Bridge & Tunnel Authority, Series 2015 A, RB	5.00%	11/15/2040	525	605,840
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2041	4,000	4,654,600
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	3,000	3,467,340
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	$1,500	$1,830,900
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels), Series 2020 A, RB	5.00%	11/15/2054	1,500	1,916,190
				431,702,830
North Carolina-0.38%
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2017 A, RB	5.00%	07/01/2047	2,000	2,398,840
Charlotte (City of), NC (Charlotte Douglas International Airport), Series 2019 A, RB	5.00%	07/01/2049	1,750	2,176,248
North Carolina (State of) Capital Facilities Finance Agency (Duke University), Series 2015 B, Ref. RB(a)(b)	5.00%	10/01/2025	3,000	3,672,450
				8,247,538
Ohio-2.14%
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2041	2,000	2,345,300
American Municipal Power, Inc. (Greenup Hydroelectric), Series 2016 A, RB	5.00%	02/15/2046	2,000	2,326,800
Franklin (County of), OH Convention Facilities Authority (Greater Columbus Convention Center), Series 2019, RB	5.00%	12/01/2051	1,000	1,033,380
Hamilton (County of), OH (Christ Hospital), Series 2012, RB(a)(b)	5.00%	06/01/2022	4,400	4,713,500
Miami University, Series 2020 A, Ref. RB	4.00%	09/01/2045	3,500	4,128,705
North Royalton City School District, Series 2017, GO Bonds	5.00%	12/01/2047	5,000	5,800,850
Ohio (State of) Water Development Authority (Water Pollution Control Loan Fund), Series 2019 B, RB	5.00%	12/01/2044	10,000	13,030,900
Ohio State University (The), Series 2014 A, RB	5.00%	12/01/2039	11,100	12,769,440
				46,148,875
Oklahoma-0.66%
Grand River Dam Authority, Series 2014 A, RB	5.00%	06/01/2039	3,500	3,967,635
Oklahoma (State of) Turnpike Authority, Series 2017 A, RB	5.00%	01/01/2042	5,000	5,924,950
Oklahoma (State of) Turnpike Authority, Series 2017 C, RB	5.00%	01/01/2047	1,660	2,004,201
Oklahoma (State of) Turnpike Authority, Series 2018 A, RB	5.00%	01/01/2043	2,000	2,428,920
				14,325,706
Oregon-1.62%
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	4.00%	08/15/2045	7,000	8,199,170
Medford (City of), OR Hospital Facilities Authority (Asante), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.00%	08/15/2050	5,000	5,184,050
Oregon (State of) (Article XI-G OHSU), Series 2017 H, GO Bonds	5.00%	08/01/2042	5,000	6,233,700
Oregon (State of) (Article XI-Q State), Series 2017 A, GO Bonds	5.00%	05/01/2042	2,500	3,096,150
Oregon (State of) Facilities Authority (Reed College), Series 2017, Ref. RB	5.00%	07/01/2047	1,000	1,207,700
University of Oregon, Series 2015 A, RB	5.00%	04/01/2045	7,515	8,575,442
University of Oregon, Series 2020 A, RB	5.00%	04/01/2050	2,000	2,548,980
				35,045,192
Pennsylvania-2.75%
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2045	3,875	4,668,949
Allegheny (County of), PA, Series 2020 C-78, GO Bonds	4.00%	11/01/2049	5,000	5,992,300
Berks (County of), PA Industrial Development Authority (Tower Health), Series 2017, Ref. RB	3.75%	11/01/2042	1,000	967,580
Delaware River Joint Toll Bridge Commission (Pennsylvania - New Jersey), Series 2017, RB	5.00%	07/01/2042	1,000	1,224,100
Geisinger Authority (Geisinger Health System), Series 2020, Ref. RB	5.00%	04/01/2050	2,500	3,137,350
Lancaster (County of), PA Hospital Authority (University of Pennsylvania), Series 2016, Ref. RB	5.00%	08/15/2046	1,500	1,775,775
Pennsylvania (Commonwealth of) (Municipal Real Estate Funding, LLC), Series 2018 A, Ref. COP	5.00%	07/01/2043	250	303,295
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2017 A, RB	5.00%	08/15/2046	2,000	2,399,660
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2018 A, RB	5.00%	02/15/2048	1,410	1,721,413
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	1,985	2,172,721
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2012 B, RB(a)(b)	5.00%	12/01/2022	6,815	7,466,718
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2014 B, RB	5.25%	12/01/2039	5,000	5,737,800
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2018 B, RB	5.25%	12/01/2048	5,000	6,096,850
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2045	1,500	1,929,180
Philadelphia (City of), PA, Series 2020 A, RB	5.00%	11/01/2050	2,400	3,068,760
Philadelphia (City of), PA (Philadelphia Gas Works Co.), Series 2017 15, Ref. RB	5.00%	08/01/2047	7,000	8,348,760
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University), Series 2017 A, Ref. RB	5.00%	09/01/2042	1,950	2,236,748
				59,247,959
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico-0.22%
Puerto Rico (Commonwealth of), Series 2007 A-4, Ref. GO Bonds, (INS - AGM)(c)	5.00%	07/01/2031	$500	$501,050
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority, Series 2008 A, RB, (INS - AGC)(c)	5.13%	07/01/2047	4,050	4,164,332
				4,665,382
Rhode Island-0.11%
Rhode Island Health & Educational Building Corp. (Providence College), Series 2017, RB	5.00%	11/01/2047	2,000	2,325,680
South Carolina-1.01%
South Carolina (State of) Public Service Authority, Series 2013 E, RB	5.00%	12/01/2048	4,660	5,179,963
South Carolina (State of) Public Service Authority, Series 2014 C, Ref. RB	5.00%	12/01/2039	2,000	2,309,460
South Carolina (State of) Public Service Authority, Series 2015 E, RB	5.25%	12/01/2055	2,500	2,962,475
South Carolina (State of) Public Service Authority, Series 2016 A, Ref. RB	5.00%	12/01/2037	7,000	8,367,030
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2040	500	591,520
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	3.00%	12/01/2041	1,085	1,136,722
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	4.00%	12/01/2042	500	587,445
South Carolina (State of) Public Service Authority, Series 2020 A, Ref. RB	5.00%	12/01/2043	500	638,250
				21,772,865
Tennessee-0.73%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2016, RB	5.00%	07/01/2040	3,000	3,519,900
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Series 2017 A, RB	4.00%	07/01/2047	1,250	1,381,038
Metropolitan Nashville Airport Authority (The), Series 2015 A, RB	5.00%	07/01/2045	1,500	1,716,405
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2016 A, RB	5.00%	07/01/2046	2,750	3,192,887
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center), Series 2017 A, RB	5.00%	07/01/2048	2,000	2,362,540
Tennessee (State of) School Bond Authority, Series 2017, RB	5.00%	11/01/2047	3,000	3,691,350
				15,864,120
Texas-12.48%
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2041	1,000	1,233,830
Austin (City of), TX, Series 2016, Ref. RB	5.00%	11/15/2045	1,000	1,226,040
Austin (City of), TX, Series 2019 B, RB	5.00%	11/15/2049	5,000	6,424,600
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2045	500	660,580
Austin (City of), TX, Series 2020 A, Ref. RB	5.00%	11/15/2050	730	956,490
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2040	1,250	1,453,850
Central Texas Regional Mobility Authority, Series 2016, Ref. RB	5.00%	01/01/2046	700	806,652
Central Texas Regional Mobility Authority, Series 2020 E, RB	5.00%	01/01/2045	1,000	1,251,250
Central Texas Regional Mobility Authority, Series 2020 E, RB	4.00%	01/01/2050	1,000	1,145,860
Clifton Higher Education Finance Corp. (Idea Public Schools), Series 2017, Ref. RB, (CEP - Texas Permanent School Fund)	4.00%	08/15/2042	8,500	9,736,240
Dallas (City of), TX, Series 2017, RB	5.00%	10/01/2046	6,000	7,440,240
Dallas (City of), TX, Series 2020 C, Ref. RB	5.00%	10/01/2045	11,000	14,555,860
Dallas (City of), TX (Civic Center Convention Complex), Series 2009, Ref. RB, (INS - AGC)(c)	5.25%	08/15/2034	2,500	2,509,425
Dallas (City of), TX Area Rapid Transit, Series 2016 A, Ref. RB	5.00%	12/01/2046	5,540	6,611,658
Grand Parkway Transportation Corp., Series 2018 A, RB	5.00%	10/01/2043	10,000	12,484,700
Harris County-Houston Sports Authority, Series 2014 A, Ref. RB	5.00%	11/15/2053	3,950	4,172,345
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2043	3,500	4,290,825
Houston (City of), TX, Series 2020 C, Ref. RB	5.00%	11/15/2045	3,500	4,620,245
Houston (City of), TX, Series 2020 C, Ref. RB	3.00%	11/15/2047	7,000	7,674,240
Houston (City of), TX, Series 2020 C, Ref. RB	4.00%	11/15/2049	3,000	3,624,660
Hutto (City of), TX, Series 2017, GO Bonds, (INS - AGM)(c)	5.00%	08/01/2057	10,000	11,894,400
Lamar Consolidated Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2043	5,000	6,078,450
Lamar Consolidated Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	02/15/2047	5,000	6,042,250
Leander Independent School District, Series 2020 B, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	1,000	1,232,620
Lower Colorado River Authority, Series 2012 A, Ref. RB	5.00%	05/15/2039	1,900	2,008,642
Lower Colorado River Authority, Series 2013, Ref. RB	5.00%	05/15/2039	1,000	1,092,820
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas-(continued)
Lower Colorado River Authority, Series 2015, Ref. RB	5.00%	05/15/2040	$500	$578,630
Lower Colorado River Authority (LCRA Transmission Services Corp.), Series 2019, Ref. RB	5.00%	05/15/2044	2,000	2,424,680
Mesquite Independent School District, Series 2018, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2048	5,000	6,273,550
Mesquite Independent School District, Series 2020 A, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2045	4,000	4,825,880
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2046	1,000	982,950
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.), Series 2016, RB	5.00%	07/01/2051	1,000	959,160
New Hope Cultural Education Facilities Finance Corp. (CHF-Collegiate Housing College Station I, LLC - Texas A&M University), Series 2014 A, RB, (INS - AGM)(c)	5.00%	04/01/2046	1,250	1,348,087
North Fort Bend Water Authority, Series 2011, RB, (INS - AGM)(c)	5.00%	12/15/2036	2,500	2,616,375
North Texas Tollway Authority, Series 2015 B, Ref. RB	5.00%	01/01/2040	2,500	2,685,400
North Texas Tollway Authority, Series 2016 A, Ref. RB	5.00%	01/01/2039	1,800	2,120,112
North Texas Tollway Authority, Series 2017 A, Ref. RB	5.00%	01/01/2048	6,270	7,624,383
North Texas Tollway Authority, Series 2018, Ref. RB	5.00%	01/01/2048	5,000	5,991,650
Prosper Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2047	1,000	1,225,840
Prosper Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2049	6,500	8,393,190
Richardson Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	2,285	2,760,874
Rockwall Independent School District, Series 2016, GO Bonds(a)(b)	5.00%	02/15/2025	2,045	2,448,949
San Antonio (City of), TX, Series 2017, RB	5.00%	02/01/2047	10,000	12,434,700
San Antonio (City of), TX, Series 2020, RB	5.00%	02/01/2049	4,000	5,154,240
San Antonio (City of), TX Water System, Series 2018 A, Ref. RB	5.00%	05/15/2043	2,500	3,159,375
San Antonio (City of), TX Water System, Series 2020 A, Ref. RB	5.00%	05/15/2050	10,000	12,926,800
San Antonio (City of), TX Water System, Series 2020 C, RB	5.00%	05/15/2046	5,000	6,496,450
San Jacinto College District, Series 2019 A, GO Bonds	5.00%	02/15/2049	2,000	2,468,400
San Jacinto River Authority (Groundwater Reduction Plan Division), Series 2011, RB, (INS - AGM)(c)	5.00%	10/01/2037	1,000	1,003,660
Sherman Independent School District, Series 2018 A, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	6,785	8,442,847
Socorro Independent School District, Series 2019, GO Bonds, (CEP - Texas Permanent School Fund)	4.00%	08/15/2044	4,000	4,814,760
Spring Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2042	2,000	2,457,140
Tarrant County Cultural Education Facilities Finance Corp. (Baylor Scott & White Health), Series 2016, Ref. RB	5.00%	11/15/2045	750	877,425
Texas (State of), Series 2014 A, Ref. GO Bonds(a)(b)	5.00%	10/01/2024	3,280	3,873,582
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2015 C, Ref. RB	5.00%	08/15/2042	2,500	2,818,300
Texas (State of) Water Development Board, Series 2015 A, RB	5.00%	10/15/2045	3,910	4,682,968
Texas (State of) Water Development Board, Series 2016, RB	5.00%	10/15/2046	1,000	1,223,590
Texas (State of) Water Development Board, Series 2017 A, RB	5.00%	10/15/2047	4,975	6,229,048
Texas (State of) Water Development Board, Series 2018 B, RB	5.00%	04/15/2049	10,000	12,737,400
Ysleta Independent School District, Series 2017, GO Bonds, (CEP - Texas Permanent School Fund)	5.00%	08/15/2047	2,500	3,020,350
				269,309,517
Utah-0.51%
Salt Lake (City of), UT, Series 2017 B, RB	5.00%	07/01/2047	4,000	4,833,560
Salt Lake City Corp., Series 2017 B, RB	5.00%	07/01/2042	2,000	2,428,580
Salt Lake City Corp., Series 2018 B, RB	5.00%	07/01/2048	3,000	3,660,300
				10,922,440
Virginia-0.34%
Chesapeake Bay Bridge & Tunnel District, Series 2016, RB	5.00%	07/01/2051	3,395	3,878,210
Lynchburg Economic Development Authority, Series 2017 A, Ref. RB	5.00%	01/01/2047	1,000	1,137,930
Virginia (Commonwealth of) Transportation Board, Series 2017 A, Ref. RB	4.00%	05/15/2036	2,000	2,374,720
				7,390,860
Washington-2.44%
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2041	6,500	7,961,915
Central Puget Sound Regional Transit Authority (Green Bonds), Series 2016 S-1, RB	5.00%	11/01/2046	3,000	4,760,070
King & Snohomish Counties School District No. 417 Northshore, Series 2018, GO Bonds, (CEP - Oregon School Bond Guaranty)	5.00%	12/01/2036	2,000	2,561,460
King (County of), WA, Series 2016 B, Ref. RB(a)(b)	5.00%	07/01/2023	14,695	16,505,571
Snohomish (County of), WA Public Utility District No. 1, Series 2015, RB	5.00%	12/01/2040	1,000	1,201,000
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2038	5,000	6,198,400
Washington (State of), Series 2017 D, GO Bonds	5.00%	02/01/2041	4,855	5,986,506
Washington (State of) (Senior 520 Corridor Program), Series 2011 C, GO Bonds(a)	5.00%	06/01/2041	1,340	1,371,477
See accompanying notes which are an integral part of this schedule.

Invesco National AMT-Free Municipal Bond ETF (PZA)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance), Series 2020, Ref. RB	5.00%	09/01/2055	$3,000	$3,726,840
Washington (State of) Health Care Facilities Authority (Virginia Mason Medical Center), Series 2017, Ref. RB	4.00%	08/15/2042	1,000	1,056,220
Washington (State of) Higher Education Facilities Authority (Seattle University), Series 2020, RB	4.00%	05/01/2050	1,200	1,315,980
				52,645,439
Wisconsin-0.59%
Public Finance Authority (KU Campus Development Corp. -Central District Development), Series 2016, RB	5.00%	03/01/2041	5,000	5,766,450
Wisconsin (State of) Health & Educational Facilities Authority (ProHealth Care, Inc. Obligated Group), Series 2015, Ref. RB	5.00%	08/15/2039	1,500	1,690,080
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.00%	06/01/2045	5,000	5,228,300
				12,684,830
TOTAL INVESTMENTS IN SECURITIES(f)-97.75% (Cost $1,980,209,165)				2,109,194,508
OTHER ASSETS LESS LIABILITIES-2.25%				48,593,765
NET ASSETS-100.00%				$2,157,788,273

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
NATL	-National Public Finance Guarantee Corp.
RAC	-Revenue Anticipation Certificates
RB	-Revenue Bonds
Ref.	-Refunding
RN	-Revenue Notes
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Security subject to crossover refunding.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at November 30, 2020 represented less than 1% of the Fund’s Net Assets.
(f)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	11.07%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco New York AMT-Free Municipal Bond ETF (PZT)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.70%
Guam-1.00%
Guam (Territory of) Power Authority, Series 2012 A, Ref. RB, (INS - AGM)(a)	5.00%	10/01/2030	$1,000	$1,078,530
New York-94.70%
Battery Park (City of), NY Authority, Series 2019, RB	4.00%	11/01/2044	1,000	1,207,920
Battery Park (City of), NY Authority, Series 2019, RB	5.00%	11/01/2049	2,500	3,221,575
Brooklyn Arena Local Development Corp. (Barclays Center), Series 2016 A, Ref. RB	5.00%	07/15/2042	2,000	2,199,740
Broome County Local Development Corp. (United Health Services Hospital), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	04/01/2045	1,000	1,020,200
Build NYC Resource Corp. (New York Law School), Series 2016, Ref. RB	5.00%	07/01/2041	1,000	1,070,190
Dutchess County Local Development Corp. (Health Quest Systems, Inc.), Series 2016 B, RB	5.00%	07/01/2046	500	564,980
Hudson Yards Infrastructure Corp., Series 2017 A, Ref. RB	5.00%	02/15/2042	450	533,943
Long Island (City of), NY Power Authority, Series 2014 A, Ref. RB	5.00%	09/01/2044	2,000	2,278,500
Metropolitan Transportation Authority (Green Bonds), Series 2016 A1, RB	5.25%	11/15/2056	1,000	1,106,030
Metropolitan Transportation Authority (Green Bonds), Series 2016 B-1, RB	5.00%	11/15/2046	1,500	1,734,480
Metropolitan Transportation Authority (Green Bonds), Series 2019 B, RB, (INS - AGM)(a)	4.00%	11/15/2049	1,000	1,117,680
Metropolitan Transportation Authority (Green Bonds), Series 2020 C-1, RB	5.25%	11/15/2055	1,000	1,174,090
Monroe County Industrial Development Corp. (University of Rochester), Series 2020 A, RB	4.00%	07/01/2050	1,000	1,165,380
MTA Hudson Rail Yards Trust Obligations, Series 2016 A, RB	5.00%	11/15/2051	1,240	1,284,380
New York & New Jersey (States of) Port Authority, Series 2015, Ref. RB	5.25%	10/15/2055	1,000	1,155,730
New York & New Jersey (States of) Port Authority, Series 2018, Ref. RB	5.00%	09/01/2048	1,500	1,836,555
New York (City of), NY, Series 2017 A-1, GO Bonds	5.00%	08/01/2038	500	592,085
New York (City of), NY, Series 2017 B-1, GO Bonds	4.00%	12/01/2043	2,000	2,226,980
New York (City of), NY, Series 2018 E-1, GO Bonds	5.00%	03/01/2038	1,000	1,229,780
New York (City of), NY, Series 2019 B-1, GO Bonds	5.00%	10/01/2039	2,000	2,521,480
New York (City of), NY, Series 2020 C, GO Bonds	5.00%	08/01/2043	1,000	1,269,020
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium), Series 2009, RB, (INS - AGC)(a)	6.50%	01/01/2046	2,500	2,512,150
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(a)	3.00%	03/01/2049	2,000	2,097,820
New York (City of), NY Municipal Water Finance Authority, Series 2017 EE, Ref. RB	5.25%	06/15/2037	1,000	1,259,590
New York (City of), NY Municipal Water Finance Authority, Series 2018 DD-1, RB	3.63%	06/15/2048	2,000	2,220,480
New York (City of), NY Municipal Water Finance Authority, Series 2019 BB-1, RB	4.00%	06/15/2049	1,000	1,177,410
New York (City of), NY Transitional Finance Authority, Series 2015 S-2, RB	5.00%	07/15/2035	1,000	1,190,480
New York (City of), NY Transitional Finance Authority, Series 2016 S-1, RB	5.00%	07/15/2043	1,000	1,197,800
New York (City of), NY Transitional Finance Authority, Series 2017 E-1, RB	5.00%	02/01/2043	1,500	1,812,840
New York (City of), NY Transitional Finance Authority, Series 2018 B-1, RB	5.00%	08/01/2045	1,000	1,218,810
New York (City of), NY Transitional Finance Authority, Series 2018 S-3, RB	4.00%	07/15/2046	1,000	1,137,550
New York (City of), NY Transitional Finance Authority, Series 2018 S-4A, Ref. RB	5.00%	07/15/2037	1,000	1,250,850
New York (City of), NY Transitional Finance Authority, Series 2019, RB	4.00%	11/01/2042	2,000	2,324,680
New York (City of), NY Transitional Finance Authority, Series 2020, RB	3.00%	05/01/2048	1,000	1,058,170
New York (State of) Dormitory Authority, Series 2012 B, RB	5.00%	03/15/2042	1,200	1,259,220
New York (State of) Dormitory Authority, Series 2017 A, Ref. RB	5.00%	02/15/2038	1,000	1,216,170
New York (State of) Dormitory Authority, Series 2017 B, Ref. RB	4.00%	02/15/2044	5,000	5,657,200
New York (State of) Dormitory Authority, Series 2018 C, Ref. RB	5.00%	03/15/2043	1,000	1,235,740
New York (State of) Dormitory Authority, Series 2020 A, Ref. RB	3.00%	03/15/2049	1,000	1,061,570
New York (State of) Dormitory Authority (Catholic Health System Obligated Group), Series 2019 A, Ref. RB	4.00%	07/01/2045	500	544,260
New York (State of) Dormitory Authority (Columbia University), Series 2017 A, RB	5.00%	10/01/2047	1,000	1,637,820
New York (State of) Dormitory Authority (Cornell University), Series 2020 A, Ref. RB	5.00%	07/01/2050	1,000	1,298,150
New York (State of) Dormitory Authority (Fordham University), Series 2020, RB	4.00%	07/01/2050	1,000	1,135,310
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai), Series 2015 A, Ref. RB	5.00%	07/01/2035	2,000	2,310,260
New York (State of) Dormitory Authority (Maimonides Medical Center), Series 2020, RB	3.00%	02/01/2050	1,110	1,157,097
New York (State of) Dormitory Authority (New School (The)), Series 2016 A, Ref. RB	5.00%	07/01/2046	1,000	1,130,510
New York (State of) Dormitory Authority (New York University), Series 2001-1, RB, (INS - AMBAC)(a)	5.50%	07/01/2040	1,500	2,224,095
New York (State of) Dormitory Authority (NYU Hospitals Center), Series 2014, Ref. RB	5.00%	07/01/2034	1,500	1,685,805
New York (State of) Dormitory Authority (Rockefeller University) (Green Bonds), Series 2019 B, RB	5.00%	07/01/2050	2,000	2,538,300
New York (State of) Dormitory Authority (State University of New York), Series 2019 A, RB	4.00%	07/01/2049	1,785	2,033,650
New York (State of) Thruway Authority, Series 2016 A, RB	5.00%	01/01/2046	1,000	1,162,900
New York (State of) Utility Debt Securitization Authority, Series 2013, RB	5.00%	12/15/2041	1,500	1,689,330
See accompanying notes which are an integral part of this schedule.

Invesco New York AMT-Free Municipal Bond ETF (PZT)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York City (City of), NY Transitional Finance Authority, Series 2020 D, RB	3.00%	11/01/2050	$1,000	$1,054,230
New York Convention Center Development Corp. (Hotel Unit Fee Secured), Series 2015, Ref. RB	5.00%	11/15/2040	1,885	2,131,181
New York Liberty Development Corp. (4 World Trade Center), Series 2011, Ref. RB	5.00%	11/15/2044	2,000	2,075,280
New York State Environmental Facilities Corp., Series 2016, Ref. RB	5.00%	06/15/2041	1,000	1,209,370
New York State Urban Development Corp., Series 2019 A, Ref. RB	4.00%	03/15/2044	2,000	2,330,460
New York State Urban Development Corp., Series 2020 A, RB	5.00%	03/15/2041	1,000	1,298,760
Onondaga (County of), NY Trust for Cultural Resources (Syracuse University), Series 2019, Ref. RB	5.00%	12/01/2043	2,500	3,194,350
Triborough Bridge & Tunnel Authority, Series 2016 A, Ref. RB	5.00%	11/15/2046	1,470	1,698,997
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2037	1,000	1,223,080
Triborough Bridge & Tunnel Authority, Series 2017 B, Ref. RB	5.00%	11/15/2038	1,000	1,220,600
Utility Debt Securitization Authority, Series 2017, RB	5.00%	12/15/2038	2,000	2,524,600
				101,907,643
TOTAL INVESTMENTS IN SECURITIES(b)-95.70% (Cost $96,548,665)				102,986,173
OTHER ASSETS LESS LIABILITIES-4.30%				4,622,981
NET ASSETS-100.00%				$107,609,154

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
AMBAC	-American Municipal Bond Assurance Corp.
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	5.16%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Preferred ETF (PGX)
November 30, 2020
(Unaudited)
	Shares	Value
Preferred Stocks-99.67%
Automobiles-1.10%
Ford Motor Co.
Pfd., 6.00%(b)	1,472,223	$37,409,186
Pfd., 6.20%	1,379,281	35,530,279
		72,939,465
Banks-33.79%
Associated Banc-Corp., Series E, Pfd., 5.88%	183,584	5,015,515
BancorpSouth Bank, Series A, Pfd., 5.50%	271,517	7,127,321
Bank of America Corp.
Series NN, Pfd., 4.38%(b)	962,880	24,977,107
Series LL, Pfd., 5.00%	2,655,109	70,147,980
Series KK, Pfd., 5.38%(b)	2,993,243	80,727,764
Series HH, Pfd., 5.88%(b)	1,902,534	51,996,254
Series EE, Pfd., 6.00%(b)	1,700,556	43,653,272
Series GG, Pfd., 6.00%(b)	2,742,390	74,730,127
Series CC, Pfd., 6.20%(b)	2,121,942	54,003,424
BOK Financial Corp., Pfd., 5.38%(b)	273,003	7,078,968
CIT Group, Inc., Series B, Pfd., 5.63%(b)	352,148	9,236,842
Citigroup, Inc.
Series S, Pfd., 6.30%(b)	1,852,415	47,347,727
Series K, Pfd., 6.88%(b)(c)	3,791,209	108,011,544
Series J, Pfd., 7.13%(b)(c)	470,596	13,520,223
Citizens Financial Group, Inc.
Series E, Pfd., 5.00%(b)	819,654	21,065,108
Series D, Pfd., 6.35%(b)(c)	556,974	15,411,471
Cullen/Frost Bankers, Inc., Series B, Pfd., 4.45%(b)	245,168	6,202,750
Dime Community Bancshares, Inc., Series A, Pfd., 5.50%	188,502	4,697,470
Fifth Third Bancorp
Series K, Pfd., 4.95%(b)	465,071	12,910,371
Series A, Pfd., 6.00%(b)	209,882	5,706,692
Series I, Pfd., 6.63%(b)(c)	949,762	27,277,165
First Citizens BancShares, Inc., Series A, Pfd., 5.38%(b)	596,004	15,603,385
First Horizon Corp.
Series D, Pfd., 6.10%(b)(c)	181,191	4,770,759
Series A, Pfd., 6.20%(b)	185,220	4,915,739
Pfd., 6.50%(b)	263,401	7,140,801
First Midwest Bancorp, Inc.
Series A, Pfd., 7.00%	188,594	5,101,468
Series C, Pfd., 7.00%(b)	54,160	1,476,402
First Republic Bank
Series K, Pfd., 4.13%(b)	849,777	21,601,331
Series J, Pfd., 4.70%	645,267	16,976,975
Series H, Pfd., 5.13%(b)	360,812	9,489,356
Series G, Pfd., 5.50%(b)	309,108	7,996,624
Series I, Pfd., 5.50%(b)	580,610	16,024,836
Fulton Financial Corp., Series A, Pfd., 5.13%	339,320	8,900,364
Hancock Whitney Corp.
Pfd., 5.95%(b)	301,427	7,785,859
Pfd., 6.25%(b)	333,914	8,965,591
Huntington Bancshares, Inc.
Series C, Pfd., 5.88%	203,691	5,450,771
Series D, Pfd., 6.25%	1,085,818	27,862,090
JPMorgan Chase & Co.
Series GG, Pfd., 4.75%(b)	1,620,162	43,112,511
Series DD, Pfd., 5.75%	3,140,260	87,048,007
Series EE, Pfd., 6.00%	2,741,193	77,657,998
Series AA, Pfd., 6.10%	2,477,482	63,324,440
Series BB, Pfd., 6.15%(b)	2,178,187	56,219,006
	Shares	Value
Banks-(continued)
KeyCorp
Series G, Pfd., 5.63%(b)	772,491	$20,880,432
Series F, Pfd., 5.65%	754,852	20,403,650
Series E, Pfd., 6.13%(c)	947,287	28,333,354
People’s United Financial, Inc., Series A, Pfd., 5.63%(b)(c)	507,937	14,328,903
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(b)(c)	2,942,785	77,895,519
Regions Financial Corp.
Series C, Pfd., 5.70%(b)(c)	876,112	24,706,358
Series A, Pfd., 6.38%(b)	871,119	22,370,336
Series B, Pfd., 6.38%(c)	938,186	26,184,771
SVB Financial Group, Series A, Pfd., 5.25%(b)	631,236	16,942,374
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	679,863	18,193,134
Series D, Pfd., 6.30%(c)	397,628	10,668,359
TCF Financial Corp., Series C, Pfd., 5.70%(b)	365,773	9,674,696
Texas Capital Bancshares, Inc., Series A, Pfd., 6.50%(b)	496,196	12,777,047
Truist Financial Corp.
Series R, Pfd., 4.75%(b)	1,591,968	42,346,349
Series G, Pfd., 5.20%	54,314	1,370,885
Series O, Pfd., 5.25%(b)	415,408	11,432,028
Series H, Pfd., 5.63%	881,074	22,546,684
U.S. Bancorp
Series L, Pfd., 3.75%(b)	533,378	13,249,109
Pfd., 5.15%(b)	899,510	22,964,490
Series K, Pfd., 5.50%(b)	1,198,769	33,793,298
Series F, Pfd., 6.50%(b)(c)	1,865,133	49,966,913
Valley National Bancorp
Series B, Pfd., 5.50%(c)	191,964	4,895,082
Series A, Pfd., 6.25%(b)(c)	241,938	6,895,233
Webster Financial Corp., Series F, Pfd., 5.25%(b)	300,763	7,858,937
Wells Fargo & Co.
Series AA, Pfd., 4.70%	869,326	22,028,721
Series Z, Pfd., 4.75%(b)	3,626,681	92,407,832
Series O, Pfd., 5.13%(b)	1,049,765	26,506,566
Pfd., 5.20%(b)	1,116,266	28,397,807
Series X, Pfd., 5.50%(b)	2,207,793	56,254,566
Series Y, Pfd., 5.63%(b)	1,579,523	41,336,117
Series W, Pfd., 5.70%(b)	1,985,481	50,153,250
Series Q, Pfd., 5.85%(c)	3,335,042	87,077,947
Series T, Pfd., 6.00%(b)	208,993	5,222,735
Series V, Pfd., 6.00%(b)	1,754,594	43,829,758
Series R, Pfd., 6.63%(b)(c)	1,633,690	46,200,753
Wintrust Financial Corp.
Series D, Pfd., 6.50%(b)(c)	228,250	6,240,355
Series E, Pfd., 6.88%(c)	535,694	14,817,296
Zions Bancorporation N.A.
Series H, Pfd., 5.75%(b)	236,624	6,161,689
Series G, Pfd., 6.30%(b)(c)	23,146	663,133
		2,236,245,874
Capital Markets-10.98%
Affiliated Managers Group, Inc.
Pfd., 4.75%	410,324	10,754,592
Pfd., 5.88%(b)	553,933	15,172,225
Apollo Global Management, Inc.
Series A, Pfd., 6.38%(b)	513,728	13,408,301
Series B, Pfd., 6.38%(b)	566,012	15,237,043
See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Capital Markets-(continued)
Ares Management Corp., Series A, Pfd., 7.00%(b)	633,155	$16,525,346
Bank of New York Mellon Corp. (The), Pfd., 5.20%(b)	1,014,692	25,681,855
Brightsphere Investment Group, Inc., Pfd., 5.13%	234,983	5,923,921
Brookfield Finance I (UK) PLC, Pfd., 4.50% (Canada)	29,330	735,010
Brookfield Finance, Inc., Series 50, Pfd., 4.63% (Canada)	721,480	18,296,733
Charles Schwab Corp. (The)
Series D, Pfd., 5.95%	1,357,304	35,059,162
Series C, Pfd., 6.00%(b)	1,055,589	26,727,513
Goldman Sachs Group, Inc. (The)
Series J, Pfd., 5.50%(b)(c)	1,854,718	49,929,009
Series N, Pfd., 6.30%(b)	1,229,902	32,518,609
Series K, Pfd., 6.38%(b)(c)	1,273,181	36,094,681
KKR & Co., Inc.
Series B, Pfd., 6.50%(b)	313,723	8,282,287
Series A, Pfd., 6.75%	682,888	17,946,297
Legg Mason, Inc.
Pfd., 5.45%	876,890	22,799,140
Pfd., 6.38%	437,844	11,261,348
Morgan Stanley
Series L, Pfd., 4.88%(b)	886,983	23,593,748
Series K, Pfd., 5.85%(b)(c)	1,821,714	52,829,706
Series I, Pfd., 6.38%(b)(c)	2,007,253	57,527,871
Series F, Pfd., 6.88%(b)(c)	1,232,885	35,063,249
Series E, Pfd., 7.13%(b)(c)	1,531,064	44,615,205
Northern Trust Corp., Series E, Pfd., 4.70%(b)	714,693	19,425,356
Oaktree Capital Group LLC
Series B, Pfd., 6.55%	461,023	12,627,420
Series A, Pfd., 6.63%	370,119	10,093,145
Prospect Capital Corp., Pfd., 6.25%(b)	388,657	9,840,795
State Street Corp.
Series G, Pfd., 5.35%(b)(c)	887,975	25,671,357
Series D, Pfd., 5.90%(b)(c)	1,323,926	37,268,517
Stifel Financial Corp.
Pfd., 5.20%(b)	450,104	11,842,236
Series C, Pfd., 6.13%	370,976	10,086,837
Series A, Pfd., 6.25%	312,394	8,125,368
Series B, Pfd., 6.25%(b)	217,868	5,969,583
		726,933,465
Chemicals-0.15%
EI du Pont de Nemours and Co., Series B, Pfd., 4.50%(b)	87,584	9,981,948
Commercial Services & Supplies-0.28%
Pitney Bowes, Inc., Pfd., 6.70%(b)	884,975	18,770,320
Consumer Finance-3.82%
Capital One Financial Corp.
Series K, Pfd., 4.63%(b)	20,366	520,351
Series J, Pfd., 4.80%(b)	2,178,696	54,881,352
Series I, Pfd., 5.00%	2,843,054	73,350,793
Series G, Pfd., 5.20%	1,085,515	28,245,101
Series H, Pfd., 6.00%(b)	932,633	24,677,469
Series F, Pfd., 6.20%	872,427	21,828,124
Navient Corp., Pfd., 6.00%	634,700	14,610,794
Synchrony Financial, Series A, Pfd., 5.63%(b)	1,342,650	34,908,900
		253,022,884
	Shares	Value
Diversified Financial Services-1.48%
Equitable Holdings, Inc., Series A, Pfd., 5.25%	1,424,063	$37,025,638
National Rural Utilities Cooperative Finance Corp., Pfd., 5.50%(b)	460,163	12,778,726
PartnerRe Ltd.
Series I, Pfd., 5.88% (Bermuda)(b)	714,265	18,313,755
Series H, Pfd., 7.25% (Bermuda)(b)	604,546	15,500,559
Voya Financial, Inc., Series B, Pfd., 5.35%(b)(c)	525,091	14,597,530
		98,216,208
Diversified Telecommunication Services-5.53%
AT&T, Inc.
Series C, Pfd., 4.75%	3,009,138	78,899,598
Series A, Pfd., 5.00%(b)	2,149,491	58,165,226
Pfd., 5.35%	2,360,888	63,507,887
Pfd., 5.63%(b)	1,504,193	41,605,978
Qwest Corp.
Pfd., 6.13%(b)	1,567,224	39,243,289
Pfd., 6.50%(b)	1,824,431	46,541,235
Pfd., 6.75%(b)	1,086,668	28,872,769
Pfd., 7.00%(b)	356,653	9,094,652
		365,930,634
Electric Utilities-7.45%
Alabama Power Co., Series A, Pfd., 5.00%(b)	465,646	13,112,591
Duke Energy Corp.
Pfd., 5.13%(b)	995,064	25,931,368
Pfd., 5.63%	959,128	26,989,862
Series A, Pfd., 5.75%	1,661,991	46,818,287
Entergy Arkansas LLC, Pfd., 4.88%(b)	577,527	14,853,994
Entergy Louisiana LLC
Pfd., 4.88%(b)	526,214	13,713,137
Pfd., 5.25%	476,760	12,052,493
Entergy Mississippi LLC, Pfd., 4.90%	521,181	13,681,001
Entergy New Orleans LLC, Pfd., 5.50%	528,041	13,692,103
Georgia Power Co., Series 2017A, Pfd., 5.00%(b)	524,225	14,442,399
Interstate Power and Light Co., Series D, Pfd., 5.10%(b)	387,624	10,206,140
NextEra Energy Capital Holdings, Inc.
Series K, Investment Units, 5.25%(b)	916,708	23,641,899
Series N, Pfd., 5.65%(b)	1,281,414	35,674,566
PPL Capital Funding, Inc., Series B, Pfd., 5.90%(b)	815,253	20,952,002
SCE Trust II, Pfd., 5.10%(b)	196,802	4,841,329
SCE Trust III, Series H, Pfd., 5.75%(c)	491,738	11,949,233
SCE Trust IV, Series J, Pfd., 5.38%(c)	632,056	15,169,344
SCE Trust V, Series K, Pfd., 5.45%(b)(c)	532,265	12,934,040
SCE Trust VI, Pfd., 5.00%(b)	919,898	21,709,593
Southern Co. (The)
Series C, Pfd., 4.20%(b)	1,305,711	33,687,344
Series 2020, Pfd., 4.95%(b)	1,765,605	48,112,736
Pfd., 5.25%	1,427,587	37,102,986
Pfd., 5.25%	803,889	21,504,031
		492,772,478

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Equity REITs-8.22%
American Homes 4 Rent
Series F, Pfd., 5.88%	510,988	$13,352,116
Series G, Pfd., 5.88%(b)	180,720	4,778,237
Series H, Pfd., 6.25%(b)	179,525	4,910,009
Series E, Pfd., 6.35%	273,041	7,071,762
Series D, Pfd., 6.50%(b)	335,166	8,697,558
Boston Properties, Inc., Series B, Pfd., 5.25%(b)	230,918	5,906,882
Digital Realty Trust, Inc.
Series L, Pfd., 5.20%(b)	627,524	17,162,781
Series J, Pfd., 5.25%	478,907	12,834,708
Series K, Pfd., 5.85%(b)	367,852	10,369,748
Series C, Pfd., 6.63%(b)	320,699	8,341,381
Diversified Healthcare Trust
Pfd., 5.63%	663,249	14,505,256
Pfd., 6.25%	454,634	10,297,460
EPR Properties, Series G, Pfd., 5.75%	312,363	6,990,684
Federal Realty Investment Trust, Series C, Pfd., 5.00%	288,029	7,670,212
Kimco Realty Corp.
Series L, Pfd., 5.13%(b)	414,901	11,061,261
Class M, Pfd., 5.25%	470,906	12,530,809
National Retail Properties, Inc., Series F, Pfd., 5.20%(b)	656,765	16,898,563
Office Properties Income Trust
Pfd., 5.88%	579,907	14,729,638
Pfd., 6.38%(b)	70,302	1,848,943
PS Business Parks, Inc.
Series Z, Pfd., 4.88%(b)	567,213	15,405,505
Series W, Pfd., 5.20%(b)	352,031	9,223,212
Series Y, Pfd., 5.20%(b)	359,636	9,587,896
Series X, Pfd., 5.25%	427,130	11,404,371
Public Storage
Series N, Pfd., 3.88%(b)	431,093	10,975,628
Series O, Pfd., 3.90%	215,440	5,411,853
Series M, Pfd., 4.13%(b)	298,610	7,931,082
Series L, Pfd., 4.63%	428,637	11,547,481
Series J, Pfd., 4.70%(b)	26,998	737,855
Series K, Pfd., 4.75%(b)	297,562	8,403,151
Series I, Pfd., 4.88%(b)	316,678	8,800,482
Series E, Pfd., 4.90%	1,185,178	30,802,776
Series D, Pfd., 4.95%(b)	953,028	24,769,198
Series G, Pfd., 5.05%	905,428	24,202,090
Series C, Pfd., 5.13%(b)	546,243	14,114,919
Series F, Pfd., 5.15%(b)	552,073	14,745,870
Series B, Pfd., 5.40%(b)	1,015,154	26,099,609
Series H, Pfd., 5.60%(b)	485,312	13,865,364
QTS Realty Trust, Inc., Series A, Pfd., 7.13%(b)	55,400	1,529,040
SITE Centers Corp.
Series K, Pfd., 6.25%(b)	336,252	8,221,361
Series A, Pfd., 6.38%	252,244	6,137,096
SL Green Realty Corp., Series I, Pfd., 6.50%(b)	415,459	10,718,842
Spirit Realty Capital, Inc., Series A, Pfd., 6.00%	349,142	9,252,263
VEREIT, Inc., Series F, Pfd., 6.70%	837,566	21,207,171
	Shares	Value
Equity REITs-(continued)
Vornado Realty Trust
Series M, Pfd., 5.25%(b)	623,232	$15,611,962
Series N, Pfd., 5.25%	264,600	6,617,646
Series L, Pfd., 5.40%(b)	417,861	10,484,132
Series K, Pfd., 5.70%	631,656	15,961,947
		543,727,810
Gas Utilities-0.34%
South Jersey Industries, Inc., Pfd., 5.63%(b)	363,485	9,505,133
Spire, Inc., Series A, Pfd., 5.90%(b)	459,411	12,872,696
		22,377,829
Independent Power and Renewable Electricity Producers-0.15%
Brookfield Renewable Partners L.P., Series 17, Pfd., 5.25% (Canada)	363,163	9,838,086
Insurance-14.19%
AEGON Funding Co. LLC, Pfd., 5.10% (Netherlands)	1,656,142	43,258,429
Allstate Corp. (The)
Series I, Pfd., 4.75%(b)	537,652	14,489,721
Pfd., 5.10%(b)(c)	896,795	23,989,266
Series H, Pfd., 5.10%(b)	2,034,807	55,529,883
Series G, Pfd., 5.63%(b)	1,105,471	30,687,875
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(b)(c)	707,897	18,299,137
Series B, Pfd., 6.63%(b)(c)	329,859	8,784,145
American Financial Group, Inc.
Pfd., 4.50%(b)	212,225	5,772,520
Pfd., 5.13%	390,798	10,434,307
Pfd., 5.63%(b)	156,095	4,295,734
Pfd., 5.88%(b)	78,189	2,168,963
American International Group, Inc., Series A, Pfd., 5.85%	906,984	24,760,663
Arch Capital Group Ltd.
Series E, Pfd., 5.25%(b)	857,708	22,077,404
Series F, Pfd., 5.45%(b)	598,730	15,878,320
Argo Group International Holdings Ltd., Pfd., 7.00%(c)	204,364	5,301,202
Argo Group U.S., Inc., Pfd., 6.50%	235,103	5,992,775
Aspen Insurance Holdings Ltd.
Pfd., 5.63% (Bermuda)(b)	475,288	12,428,781
Pfd., 5.63% (Bermuda)(b)	463,475	12,022,541
Pfd., 5.95% (Bermuda)(b)(c)	473,192	12,837,699
Assurant, Inc., Pfd., 5.25%(b)	274,186	7,471,569
Assured Guaranty Municipal Holdings, Inc., Pfd., 6.25%(b)	663,991	17,363,365
Athene Holding Ltd.
Series B, Pfd., 5.63%(b)	589,656	15,826,367
Series A, Pfd., 6.35%(c)	1,593,508	44,761,640
Series C, Pfd., 6.38%(c)	1,052,578	28,914,318
AXIS Capital Holdings Ltd., Series E, Pfd., 5.50%	1,053,164	27,087,378
Brighthouse Financial, Inc.
Series C, Pfd., 5.38%	150,390	3,911,644
Pfd., 6.25%(b)	757,414	20,275,973
Series A, Pfd., 6.60%(b)	767,934	21,410,000
Series B, Pfd., 6.75%(b)	610,863	16,688,777
CNO Financial Group, Inc., Pfd., 5.13%	197,700	5,187,648
Enstar Group Ltd.
Series D, Pfd., 7.00%(c)	780,101	21,842,828
Series E, Pfd., 7.00%(b)	184,864	5,070,820
Globe Life, Inc., Pfd., 6.13%(b)	637,600	16,367,192

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Insurance-(continued)
Hartford Financial Services Group, Inc. (The)
Series G, Pfd., 6.00%	604,527	$17,005,345
Pfd., 7.88%(b)(c)	1,140,687	31,517,182
MetLife, Inc.
Series F, Pfd., 4.75%	1,745,506	46,692,285
Series E, Pfd., 5.63%(b)	1,565,912	42,451,874
Prudential Financial, Inc.
Pfd., 4.13%(b)	884,014	22,683,799
Pfd., 5.63%(b)	1,090,624	30,013,972
Prudential PLC, Pfd., 6.50% (United Kingdom)(b)	1,013,708	27,866,833
Reinsurance Group of America, Inc.
Pfd., 5.75%(c)	735,987	20,769,553
Pfd., 6.20%(c)	732,538	19,287,726
RenaissanceRe Holdings Ltd.
Series E, Pfd., 5.38% (Bermuda)	745,617	18,931,216
Series F, Pfd., 5.75% (Bermuda)(b)	449,981	12,387,977
Unum Group, Pfd., 6.25%(b)	588,609	16,021,937
W.R. Berkley Corp.
Pfd., 4.25%(b)	317,252	8,299,312
Pfd., 5.10%(b)	550,567	15,008,456
Pfd., 5.70%(b)	329,618	9,084,272
Pfd., 5.75%(b)	634,091	16,239,071
Pfd., 5.90%(b)	130,047	3,381,222
		938,830,916
Internet & Direct Marketing Retail-1.87%
eBay, Inc., Pfd., 6.00%(b)	1,405,718	36,141,010
Qurate Retail, Inc., Pfd., 8.00%	552,945	54,315,787
QVC, Inc.
Pfd., 6.25%(b)	916,529	22,821,572
Pfd., 6.38%	403,375	10,366,738
		123,645,107
Leisure Products-0.40%
Brunswick Corp.
Pfd., 6.38%(b)	407,923	11,442,240
Pfd., 6.50%	323,844	9,006,101
Pfd., 6.63%(b)	227,134	6,398,365
		26,846,706
Multi-Utilities-4.29%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	642,222	17,802,394
Pfd., 6.88% (Canada)(c)	544,542	14,980,350
Brookfield Infrastructure Partners L.P., Series 13, Pfd., 5.13% (Canada)(b)	314,369	8,041,559
CMS Energy Corp.
Pfd., 5.63%(b)	388,483	10,473,502
Pfd., 5.88%	506,422	14,068,403
Pfd., 5.88%	1,231,245	33,649,926
Dominion Energy, Inc., Series A, Investment Units, 5.25%	1,541,788	39,670,205
DTE Energy Co.
Series G, Pfd., 4.38%(b)	354,096	9,146,300
Series E, Investment Units, 5.25%(b)	735,117	19,906,968
Series B, Investment Units, 5.38%	544,601	14,061,598
Series F, Investment Units, 6.00%(b)	764,852	20,276,227
Integrys Holding, Inc., Pfd., 6.00%(c)	667,221	18,308,544
NiSource, Inc., Series B, Pfd., 6.50%(c)	930,127	25,950,543
Sempra Energy, Pfd., 5.75%	1,383,997	37,783,118
		284,119,637
	Shares	Value
Oil, Gas & Consumable Fuels-2.03%
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	302,254	$6,425,920
Series C, Pfd., 7.95%(c)	209,369	4,449,091
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	1,073,603	28,525,632
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%(c)	881,088	18,088,737
Series E, Pfd., 7.60%(c)	1,457,784	32,683,517
Series D, Pfd., 7.63%(c)	796,229	17,118,924
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	684,024	12,216,669
Series A, Pfd., 8.50%(c)	404,011	8,310,506
Series C, Pfd., 9.00%(c)	309,565	6,578,256
		134,397,252
Real Estate Management & Development-0.47%
Brookfield Property Partners L.P.
Series A, Pfd., 5.75%	451,810	10,183,797
Series A2, Pfd., 6.38%(b)	576,641	13,931,647
Series A-1, Pfd., 6.50%	284,859	6,973,348
		31,088,792
Thrifts & Mortgage Finance-0.37%
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	899,510	24,394,711
Trading Companies & Distributors-1.03%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	484,078	12,711,888
Fortress Transportation and Infrastructure Investors LLC, Series B, Pfd., 8.00%(b)(c)	37,448	866,172
GATX Corp., Pfd., 5.63%	309,177	7,945,849
Triton International Ltd.
Pfd., 6.88% (Bermuda)(b)	227,630	5,852,368
Pfd., 7.38% (Bermuda)	334,605	8,783,381
Pfd., 8.00% (Bermuda)(b)	259,164	6,994,837
WESCO International, Inc., Series A, Pfd., 10.63%(c)	807,996	24,789,317
		67,943,812
Wireless Telecommunication Services-1.73%
Telephone & Data Systems, Inc.
Pfd., 5.88%	507,804	12,816,973
Pfd., 6.63%	965,041	25,718,343
United States Cellular Corp.
Pfd., 5.50%	470,000	11,733,550
Pfd., 6.25%(b)	873,790	23,199,124
Pfd., 6.95%(b)	631,138	16,125,576
Pfd., 7.25%(b)	543,168	13,785,604
Pfd., 7.25%(b)	429,742	10,906,852
		114,286,022
Total Preferred Stocks (Cost $6,440,417,521)		6,596,309,956

Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e) (Cost $4,097,001)	4,097,001	4,097,001
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.73% (Cost $6,444,514,522)		6,600,406,957

See accompanying notes which are an integral part of this schedule.

Invesco Preferred ETF (PGX)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.68%
Invesco Private Government Fund, 0.02%(d)(e)(f)	17,563,195	$17,563,195
Invesco Private Prime Fund, 0.12%(d)(e)(f)	27,307,948	27,316,140
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,879,335)		44,879,335
TOTAL INVESTMENTS IN SECURITIES-100.41% (Cost $6,489,393,857)		6,645,286,292
OTHER ASSETS LESS LIABILITIES-(0.41)%		(27,141,004)
NET ASSETS-100.00%		$6,618,145,288

Investment Abbreviations:
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$274,104,167	$(270,007,166)	$-	$-	$4,097,001	$1,273
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	67,211,371	(67,211,371)	-	-	-	471
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	46,761,620	68,033,939	(97,232,364)	-	-	17,563,195	2,657*
Invesco Private Prime Fund	15,589,691	70,123,737	(58,398,850)	1	1,561	27,316,140	5,629*
Total	$62,351,311	$479,473,214	$(492,849,751)	$1	$1,561	$48,976,336	$10,030

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Taxable Municipal Bond ETF (BAB)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-95.43%
Alabama-0.80%
Auburn University, Series 2020 C, RB	2.53%	06/01/2040	$7,500	$7,669,050
Auburn University, Series 2020 C, RB	2.68%	06/01/2050	10,000	10,031,700
				17,700,750
Arizona-0.42%
Arizona (State of) Department of Transportation State Highway Fund Revenue, Series 2020, Ref. RB	2.46%	07/01/2030	2,560	2,727,219
Flagstaff (City of), AZ, Series 2020 A, COP	3.01%	05/01/2040	5,000	5,084,000
Tucson (City of), AZ, Series 2010, RB	5.79%	07/01/2026	1,275	1,550,617
				9,361,836
California-22.64%
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-1, RB	7.04%	04/01/2050	3,605	6,571,879
Bay Area Toll Authority (San Francisco Bay Area), Series 2010 S-3, RB	6.91%	10/01/2050	3,025	5,548,727
California (State of), Series 2009 B, GO Bonds	6.51%	04/01/2039	14,890	15,587,299
California (State of), Series 2009, GO Bonds	7.50%	04/01/2034	11,460	18,874,047
California (State of), Series 2009, GO Bonds	7.55%	04/01/2039	18,860	32,964,074
California (State of), Series 2009, GO Bonds	7.30%	10/01/2039	14,160	23,326,759
California (State of), Series 2009, GO Bonds	7.35%	11/01/2039	8,505	14,097,718
California (State of), Series 2010, GO Bonds(a)(b)	7.95%	12/03/2020	1	1,350
California (State of), Series 2010, GO Bonds	5.70%	11/01/2021	7,500	7,866,375
California (State of), Series 2010, GO Bonds	7.63%	03/01/2040	4,500	7,817,895
California (State of), Series 2018, Ref. GO Bonds	4.50%	04/01/2033	9,850	11,695,988
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.77%	12/01/2034	7,510	7,363,405
California (State of) Department of Water Resources (Central Valley), Series 2020, Ref. RB	1.79%	12/01/2035	12,325	11,967,945
California (State of) Earthquake Authority, Series 2020 B	1.33%	07/01/2022	10,000	10,024,300
California (State of) Earthquake Authority, Series 2020 B	1.48%	07/01/2023	7,500	7,541,325
California (State of) Earthquake Authority, Series 2020 B, RB	1.13%	01/01/2021	8,000	8,000,880
California (State of) Earthquake Authority, Series 2020 B, RB	1.23%	07/01/2021	3,500	3,502,800
California (State of) Health Facilities Financing Authority, Series 2020 B, Ref. RB	3.74%	06/01/2047	8,000	7,962,720
California (State of) Infrastructure & Economic Development Bank (UCSF Neurosciences Building 19A), Series 2010 A, RB	6.49%	05/15/2049	1,000	1,525,020
California (State of) Municipal Finance Authority, Series 2020, RB	2.52%	10/01/2035	5,000	4,966,200
California (State of) Public Works Board (California State University), Series 2010 B-2, RB	7.80%	03/01/2035	800	1,216,688
California (State of) Statewide Communities Development Authority (Marin General Hospital), Series 2018 B, RB	4.82%	08/01/2045	2,000	2,184,100
California State University, Series 2010 B, RB	6.48%	11/01/2041	900	1,387,197
California State University, Series 2020 B, Ref. RB	2.98%	11/01/2051	5,000	5,174,200
Carson (City of), CA (Carson Pension Obligation), Series 2020, RB	3.70%	01/15/2044	3,000	3,085,890
East Bay Municipal Utility District Wastewater System Revenue, Series 2010, RB	5.03%	06/01/2032	3,000	3,896,370
East Bay Municipal Utility District Water System Revenue, Series 2010, RB	5.87%	06/01/2040	3,000	4,516,380
El Monte (City of), CA, Series 2020, RB, (INS - AGM)(c)	3.92%	08/01/2050	10,000	10,569,100
Fresno (City of), CA, Series 2010 A2, Ref. RB	6.50%	06/01/2030	2,000	2,616,940
Hayward Unified School District, Series 2020, Ref. GO Bonds, (INS - AGM)(c)	2.87%	08/01/2040	4,000	4,110,920
Hesperia Unified School District, Series 2020, Ref. COP, (INS - AGM)(c)	3.05%	02/01/2041	3,000	3,029,400
Inglewood (City of), CA, Series 2020, RB, (INS - AGM)(c)	3.92%	09/01/2050	6,000	6,320,460
Jurupa Community Services District, Series 2010 B, COP	6.35%	09/01/2025	1,030	1,283,287
Jurupa Community Services District, Series 2010 B, COP	6.50%	09/01/2026	1,070	1,378,342
Jurupa Community Services District, Series 2010 B, COP	6.60%	09/01/2027	1,125	1,498,342
Jurupa Community Services District, Series 2010 B, COP	6.70%	09/01/2028	1,170	1,607,194
Jurupa Community Services District, Series 2010 B, COP	7.19%	09/01/2040	2,000	3,294,880
Long Beach (City of), CA, Series 2009 C, RB	7.77%	06/01/2039	250	251,118
Los Angeles (City of), CA Department of Water, Series 2009 C, RB	5.38%	07/01/2024	500	578,380
Los Angeles (City of), CA Department of Water, Series 2009 C, RB	6.01%	07/01/2039	2,270	3,121,704
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	7.00%	07/01/2041	1,500	1,549,665
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.57%	07/01/2045	10,000	17,036,000
Los Angeles (City of), CA Department of Water & Power, Series 2010, RB	6.60%	07/01/2050	1,715	3,060,743
Los Angeles Community College District, Series 2010, GO Bonds	6.60%	08/01/2042	3,000	5,008,920
Los Angeles Unified School District, Series 2010 J-05, GO Bonds	5.98%	05/01/2027	500	638,335
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(c)	4.06%	06/01/2039	6,000	6,554,040
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
California-(continued)
Montebello (City of), CA, Series 2020, RB, (INS - AGM)(c)	4.26%	06/01/2045	$3,000	$3,247,440
Napa Valley Unified School District, Series 2010 B, GO Bonds	6.51%	08/01/2043	3,000	4,570,230
Northern California Power Agency, Series 2010, RB	7.31%	06/01/2040	1,000	1,545,560
Oakland (Port of), CA, Series 2020 R, Ref. RB	0.82%	05/01/2023	715	715,679
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.08%	05/01/2024	625	625,688
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.18%	05/01/2025	600	600,768
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.52%	05/01/2026	600	602,538
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.67%	05/01/2027	875	878,649
Oakland (Port of), CA, Series 2020 R, Ref. RB	1.95%	05/01/2028	700	705,474
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.05%	05/01/2029	1,000	1,007,480
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.10%	05/01/2030	500	502,540
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.20%	05/01/2031	375	377,074
Oakland (Port of), CA, Series 2020 R, Ref. RB	2.30%	05/01/2032	850	853,392
Oxnard School District, Series 2020, Ref. GO Bonds, (INS - BAM)(c)	2.63%	08/01/2041	5,000	5,080,800
Paramount Unified School District, Series 2020, Ref. GO Bonds, (INS - BAM)(c)	3.27%	08/01/2051	5,000	5,093,650
Pasadena (City of), CA, Series 2020 A, Ref. RB	3.24%	05/01/2045	5,000	5,222,500
Pomona (City of), CA, Series 2020 BJ, RB	3.72%	08/01/2040	3,250	3,420,885
Pomona (City of), CA, Series 2020 BJ, RB	3.82%	08/01/2046	1,500	1,570,785
Rancho Santiago Community College District, Series 2020 A-1, Ref. GO Bonds	0.96%	09/01/2026	5,500	5,535,805
Regents of the University of California Medical Center, Series 2009 F, RB	6.46%	05/15/2029	500	629,945
Regents of the University of California Medical Center, Series 2009 F, RB	6.58%	05/15/2049	5,335	8,564,969
Riverside (City of), CA, Series 2009 B, RB	6.35%	10/01/2039	500	774,260
Riverside (City of), CA (Riverside Pension Obligation), Series 2020 A, RB	3.86%	06/01/2045	2,000	2,144,140
San Diego (City of), CA Public Facilities Financing Authority, Series 2018 A, Ref. RB	4.23%	10/15/2038	2,000	2,249,460
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.59%	05/01/2024	2,000	2,007,780
San Diego (County of), CA Water Authority (Green Bonds), Series 2020 A, Ref. RB	0.74%	05/01/2025	2,000	2,014,960
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	2.83%	06/15/2050	1,325	1,343,868
San Francisco (City & County of), CA, Series 2020 C, GO Bonds	3.08%	06/15/2060	1,000	1,014,700
San Francisco (City & County of), CA (525 Golden Gate Avenue - San Francisco Public Utilities Commission Office), Series 2009 D, COP	6.49%	11/01/2041	3,000	4,574,190
San Francisco (City & County of), CA (Clean & Safe Neighborhood Parks), Series 2010 D, GO Bonds	6.26%	06/15/2030	3,850	5,296,830
San Francisco (City & County of), CA (San Francisco General Hospital), Series 2010 C, GO Bonds	6.26%	06/15/2030	1,500	2,111,550
San Francisco (City of), CA Public Utilities Commission, Series 2010 B, RB	6.00%	11/01/2040	2,245	3,144,527
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	5.70%	11/01/2027	3,000	3,867,510
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.00%	11/01/2040	2,480	3,523,361
San Francisco (City of), CA Public Utilities Commission, Series 2010, RB	6.95%	11/01/2050	4,600	7,896,176
San Jose (City of), CA Financing Authority (Ice Centre), Series 2020 B, RB	3.42%	06/01/2041	3,850	3,961,765
San Jose (City of), CA Successor Agency to the Redevelopment Agency, Series 2017 A, Ref. RB	3.08%	08/01/2025	2,000	2,198,620
San Luis Unit/Westlands Water District Financing Authority, Series 2020 A, RB, (INS - AGM)(c)	3.74%	09/01/2050	2,500	2,650,650
Santa Clara Valley Transportation Authority, Series 2010, RB	5.88%	04/01/2032	1,025	1,317,555
Santa Clara Valley Water District, Series 2016 B, Ref. RB	4.35%	06/01/2046	3,000	3,387,630
Southern California Public Power Authority, Series 2010, RB	5.92%	07/01/2035	2,000	2,839,780
Tulare (County of), CA, Series 2018, RB	4.45%	06/01/2037	2,000	2,248,180
University of California, Series 2010 F, RB	5.95%	05/15/2045	8,745	12,664,771
University of California, Series 2015 AQ, RB	4.77%	05/15/2115	1,577	2,175,203
University of California, Series 2015 J, Ref. RB	4.13%	05/15/2045	24,670	29,740,918
University of California, Series 2016 AS, Ref. RB	3.55%	05/15/2039	1,500	1,758,495
University of California, Series 2019 BD, RB	3.35%	07/01/2029	15,000	17,180,400
University of California, Series 2020 BG, RB	0.88%	05/15/2025	10,000	10,072,000
University of California, Series 2020 BG, RB	1.32%	05/15/2027	6,000	6,066,240
University of California, Series 2020 BG, RB	1.61%	05/15/2030	7,500	7,462,200
				501,214,871
Colorado-0.81%
Brighton (City of), CO, Series 2010 B, COP, (INS - AGM)(c)	6.55%	12/01/2030	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Sanford Health), Series 2019 B, Ref. RB	3.70%	11/01/2039	1,200	1,328,664
Colorado (State of) State University System Board of Governors, Series 2010 B, RB	5.96%	03/01/2033	1,000	1,328,530
Colorado Mesa University, Series 2009 B, RB	5.80%	05/15/2040	1,215	1,758,810
Denver (City & County of), CO, Series 2016 B, Ref. RB	3.82%	08/01/2032	1,000	1,111,370
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.52%	11/15/2032	2,000	2,027,460
Denver (City & County of), CO, Series 2020 C, Ref. RB	2.62%	11/15/2033	1,500	1,520,730
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado-(continued)
Denver City & County School District No. 1, Series 2009 C, GO Bonds	5.66%	12/01/2033	$500	$683,840
Regional Transportation District, Series 2010, COP	7.67%	06/01/2040	3,000	4,847,880
Upper Eagle Regional Water Authority, Series 2010, RB(a)(b)	6.52%	12/01/2020	1,250	1,250,000
				17,857,284
Connecticut-0.92%
Metropolitan District (The) (Clean Water), Series 2020, Ref. RB	2.56%	04/01/2039	6,000	6,076,860
New Britain (City of), CT, Series 2018, Ref. GO Bonds, (INS - BAM)(c)	4.35%	03/01/2039	4,835	5,467,515
New Britain (City of), CT, Series 2020 B, Ref. GO Bonds, (INS - AGM)(c)	3.25%	09/01/2042	4,000	3,981,200
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.24%	08/01/2030	2,000	2,525,020
South Central Connecticut Regional Water Authority, Series 2010 A, RB	6.39%	08/01/2040	1,645	2,452,514
				20,503,109
Delaware-0.34%
University of Delaware, Series 2018, RB	4.07%	11/01/2050	5,770	7,494,307
District of Columbia-0.43%
District of Columbia, Series 2010 F, RB	4.91%	12/01/2023	4,500	5,100,795
Metropolitan Washington Airports Authority, Series 2009, RB	7.46%	10/01/2046	2,480	4,384,268
				9,485,063
Florida-3.77%
Escambia (County of), FL Health Facilities Authority, Series 2020, Ref. RB, (INS - AGM)(c)	3.61%	08/15/2040	5,750	6,054,117
Fort Lauderdale (City of), FL, Series 2020, Ref. RB	0.75%	01/01/2024	22,600	22,733,340
Gainesville (City of), FL, Series 2020, RB	3.05%	10/01/2040	17,000	17,040,290
JEA Electric System Revenue, Series 2009 F, RB	6.41%	10/01/2034	500	665,280
JEA Water & Sewer System Revenue, Series 2010 A, RB	6.21%	10/01/2033	1,250	1,648,587
Lee Memorial Health System, Series 2010 A, RB	7.28%	04/01/2027	2,500	3,118,775
Miami-Dade (County of), FL, Series 2010 B, RB	5.53%	07/01/2032	2,500	3,069,700
Miami-Dade (County of), FL, Series 2016 B, Ref. RB	2.22%	10/01/2022	465	469,748
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.14%	10/01/2027	5,000	5,278,300
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.18%	10/01/2028	3,600	3,780,936
Miami-Dade (County of), FL, Series 2019 B, Ref. RB	3.28%	10/01/2029	2,700	2,851,227
Miami-Dade (County of), FL, Series 2020 B, RB	0.38%	04/01/2023	2,000	1,992,480
Reedy Creek Improvement District, Series 2020 A, Ref. GO Bonds	2.73%	06/01/2038	2,500	2,581,150
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 A, Ref. RB, (INS - AGM)(c)	3.80%	10/01/2050	8,975	9,095,355
St. Johns (County of), FL Industrial Development Authority (Flagler Health), Series 2020 B, Ref. RB, (INS - AGM)(c)	2.54%	10/01/2030	2,000	2,012,120
State Board of Administration Finance Corp., Series 2020 A, RB	2.15%	07/01/2030	1,000	1,043,630
				83,435,035
Georgia-1.70%
Atlanta (City of), GA, Series 2020, Ref. RB	2.26%	11/01/2035	4,000	4,125,040
Fulton (County of), GA Development Authority (Georgia Tech Foundation), Series 2019, Ref. RB	3.13%	11/01/2049	8,500	9,460,840
Georgia (State of) Municipal Electric Authority, Series 2010, RB	7.06%	04/01/2057	9,761	13,999,714
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4), Series 2010 A, RB	6.66%	04/01/2057	6,566	10,009,999
				37,595,593
Hawaii-2.66%
Hawaii (State of), Series 2010, GO Bonds	5.53%	02/01/2030	1,000	1,338,360
Hawaii (State of), Series 2017 A, RB	3.89%	07/01/2037	1,250	1,313,525
Hawaii (State of), Series 2020 E, Ref. RB	2.23%	07/01/2029	2,200	2,233,726
Hawaii (State of), Series 2020 FZ, GO Bonds	0.89%	08/01/2026	6,910	6,926,999
Hawaii (State of), Series 2020 FZ, GO Bonds	2.00%	08/01/2027	5,000	5,278,300
Hawaii (State of), Series 2020 FZ, GO Bonds	1.60%	08/01/2031	3,000	2,982,630
Hawaii (State of), Series 2020 FZ, GO Bonds	1.70%	08/01/2032	5,000	4,968,950
Hawaii (State of), Series 2020 FZ, GO Bonds	1.87%	08/01/2033	8,000	8,022,800
Hawaii (State of), Series 2020 FZ, GO Bonds	1.98%	08/01/2034	6,000	6,018,360
Hawaii (State of), Series 2020 FZ, GO Bonds	2.07%	08/01/2035	15,000	14,942,100
Hawaii (State of), Series 2020 GB, GO Bonds	0.85%	10/01/2025	2,000	2,023,460
Kauai (County of), HI, Series 2010 A, GO Bonds	5.76%	08/01/2033	2,000	2,848,540
				58,897,750
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Idaho-0.03%
Idaho (State of) Housing & Finance Association, Series 2010 A-2, RB	6.35%	07/15/2028	$595	$749,533
Illinois-5.18%
Chicago (City of), IL, Series 2009 C, GO Bonds	6.21%	01/01/2036	6,205	6,530,080
Chicago (City of), IL, Series 2009 D, GO Bonds	6.26%	01/01/2040	2,000	2,097,660
Chicago (City of), IL, Series 2010 B, GO Bonds	7.52%	01/01/2040	2,000	2,308,300
Chicago (City of), IL (O’Hare International Airport), Series 2010 B, RB	6.40%	01/01/2040	5,750	8,645,700
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.47%	01/01/2049	10,000	12,576,300
Chicago (City of), IL (O’Hare International Airport), Series 2018 C, RB	4.57%	01/01/2054	9,580	12,282,518
Chicago (City of), IL Board of Education, Series 2009 E, GO Bonds	6.14%	12/01/2039	8,700	9,161,187
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.60%	12/01/2035	10,000	10,895,000
Chicago (City of), IL Transit Authority, Series 2020 B, Ref. RB	3.91%	12/01/2040	3,000	3,306,690
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.35%	01/01/2030	3,000	3,018,930
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.45%	01/01/2031	2,000	2,013,580
Chicago O’Hare International Airport, Series 2020 D, Ref. RB	2.55%	01/01/2032	2,000	2,014,760
Illinois (State of), Series 2010 1, GO Bonds	5.56%	02/01/2021	14,795	14,872,082
Illinois (State of), Series 2010 2, GO Bonds	6.90%	03/01/2035	9,300	10,393,029
Illinois (State of) Finance Authority (OSF Healthcare System), Series 2020, Ref. RB	3.51%	05/15/2041	5,000	4,985,350
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.10%	02/01/2034	200	200,718
Itasca (Village of), IL, Series 2009 A, GO Bonds	6.20%	02/01/2039	320	321,117
Northern Illinois Municipal Power Agency, Series 2010, RB	7.62%	01/01/2030	225	280,892
Sales Tax Securitization Corp., Series 2020 B, Ref. RB	2.96%	01/01/2032	2,500	2,513,525
Sales Tax Securitization Corp., Series 2020 B, Ref. RB, (INS - BAM)(c)	3.41%	01/01/2043	6,000	6,261,480
				114,678,898
Indiana-0.25%
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 A-2, RB	5.85%	01/15/2030	1,000	1,249,660
Indianapolis (State of) Local Public Improvement Bond Bank (The), Series 2010 B-2, RB	5.97%	01/15/2030	3,500	4,335,240
				5,584,900
Kansas-0.09%
Kansas (State of) Department of Transportation, Series 2010, RB	4.60%	09/01/2035	1,560	2,005,333
Kentucky-0.06%
Kenton (County of), KY Airport Board, Series 2019, RB	4.69%	01/01/2049	1,000	1,067,610
Louisville/Jefferson (County of), KY Metropolitan Government, Series 2009, GO Bonds	5.45%	11/15/2027	200	254,608
				1,322,218
Louisiana-1.70%
Louisiana (State of), Series 2020 A-2, Ref. RB	2.23%	05/01/2036	2,000	1,990,660
Louisiana (State of), Series 2020 A-2, Ref. RB	2.53%	05/01/2041	3,000	2,960,580
Louisiana (State of), Series 2020 C-1, Ref. GO Bonds	1.86%	06/01/2032	3,000	3,056,190
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(c)	2.59%	02/01/2043	9,225	9,169,465
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority, Series 2020, Ref. RB, (INS - AGM)(c)	2.64%	02/01/2048	9,000	8,731,620
Louisiana (State of) Public Facilities Authority (LA Children’s Medical Center), Series 2020, RB, (INS - AGM)(c)	2.28%	06/01/2030	10,000	10,178,100
Tangipahoa (Parish of), LA Hospital Service District No. 1, Series 2009, RB, (INS - AGC)(c)	7.20%	02/01/2042	1,500	1,506,690
				37,593,305
Maryland-0.57%
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.70%	07/01/2024	1,125	1,125,990
Baltimore (City of), MD (Wastewater), Series 2020 A, Ref. RB	0.85%	07/01/2025	1,000	1,000,760
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.70%	07/01/2024	1,000	1,000,180
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	0.85%	07/01/2025	1,500	1,500,465
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.14%	07/01/2026	760	764,552
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.34%	07/01/2027	1,000	1,006,190
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	1.58%	07/01/2028	605	615,134
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.81%	07/01/2040	1,000	1,024,090
Baltimore (City of), MD (Water), Series 2020 B, Ref. RB	2.86%	07/01/2043	1,345	1,362,902
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland-(continued)
Maryland (State of) Transportation Authority, Series 2010 B, RB	5.60%	07/01/2030	$1,200	$1,540,248
Maryland Economic Development Corp. (Seagirt Marine Terminal), Series 2019, RB	4.75%	06/01/2042	1,500	1,607,760
				12,548,271
Massachusetts-4.45%
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.48%	05/01/2024	4,300	4,877,275
Massachusetts (Commonwealth of), Series 2010 A, GO Bonds	4.91%	05/01/2029	7,765	9,920,098
Massachusetts (Commonwealth of), Series 2010 D, GO Bonds	4.50%	08/01/2031	2,000	2,552,800
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.39%	07/01/2022	4,000	4,008,480
Massachusetts (Commonwealth of), Series 2020 C, Ref. GO Bonds	0.51%	07/01/2023	2,000	2,008,680
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.28%	11/01/2022	21,135	21,149,160
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.70%	11/01/2025	2,000	2,010,660
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	0.99%	11/01/2026	1,000	1,007,120
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.14%	11/01/2027	3,000	3,016,920
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.37%	11/01/2028	2,500	2,531,525
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.67%	11/01/2031	2,000	2,025,760
Massachusetts (Commonwealth of), Series 2020 E, Ref. GO Bonds	1.87%	11/01/2033	2,000	2,025,900
Massachusetts (Commonwealth of) (Green Bonds), Series 2016 F, GO Bonds	3.28%	06/01/2046	1,500	1,676,385
Massachusetts (State of) Bay Transportation Authority, Series 2010, RB	5.87%	07/01/2040	2,000	2,814,980
Massachusetts (State of) Clean Water Trust (The), Series 2010, RB	5.19%	08/01/2040	1,125	1,358,483
Massachusetts (State of) College Building Authority, Series 2009 C, RB	5.83%	05/01/2030	5,000	6,416,550
Massachusetts (State of) Development Finance Agency (Wellforce, Inc.), Series 2020 D, RB, (INS - AGM)(c)	3.52%	10/01/2046	5,000	5,028,700
Massachusetts (State of) School Building Authority, Series 2009, RB	5.72%	08/15/2039	450	649,598
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.35%	08/15/2021	8,335	8,337,667
Massachusetts (State of) School Building Authority, Series 2020 B, Ref. RB	0.40%	08/15/2022	13,285	13,297,089
University of Massachusetts Building Authority, Series 2010 2, RB	4.55%	11/01/2025	1,500	1,742,595
				98,456,425
Michigan-0.75%
Great Lakes Water Authority, Series 2020 B, Ref. RB, (INS - AGM)(c)	2.62%	07/01/2036	8,800	9,247,656
Macomb (County of), MI, Series 2020, Ref. GO Bonds	1.67%	11/01/2029	3,000	2,990,460
Michigan (State of) Building Authority, Series 2020, Ref. RB	2.71%	10/15/2040	4,000	4,074,720
University of Michigan, Series 2010 A, RB	5.51%	04/01/2030	250	319,145
				16,631,981
Minnesota-0.15%
Western Minnesota Municipal Power Agency, Series 2019 A, Ref. RB	3.23%	01/01/2046	3,000	3,298,230
Mississippi-1.40%
Medical Center Educational Building Corp. (Captial Improvement), Series 2020, Ref. RB	2.92%	06/01/2041	4,000	4,048,000
Mississippi (State of), Series 2009 D, GO Bonds	5.54%	10/01/2029	3,000	3,743,940
Mississippi (State of), Series 2010, GO Bonds	5.25%	11/01/2034	1,000	1,330,030
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.04%	11/01/2027	5,000	5,025,650
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.63%	11/01/2031	7,500	7,612,050
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.73%	11/01/2032	7,000	7,123,830
Mississippi (State of), Series 2020 A, Ref. GO Bonds	1.78%	11/01/2033	2,000	2,031,920
				30,915,420
Missouri-2.04%
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	0.89%	03/01/2022	3,000	3,001,770
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.08%	03/01/2023	3,390	3,393,051
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.30%	03/01/2024	2,815	2,819,898
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport), Series 2020, Ref. RB	1.40%	03/01/2025	3,000	3,008,220
Missouri (State of) Health & Educational Facilities Authority (St. Louis University), Series 2019 B, RB	4.20%	10/01/2049	5,000	6,051,050
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	4.96%	05/01/2023	2,250	2,472,255
Missouri (State of) Highway & Transportation Commission, Series 2009 C, RB	5.06%	05/01/2024	6,000	6,838,260
Missouri (State of) Highway & Transportation Commission, Series 2010 B, RB	5.02%	05/01/2025	1,000	1,172,150
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri-(continued)
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2009 A, RB	6.89%	01/01/2042	$10,000	$15,111,300
Missouri (State of) Joint Municipal Electric Utility Commission (Prairie State), Series 2010 A, RB	7.60%	01/01/2032	1,000	1,354,330
				45,222,284
Nebraska-0.47%
Omaha (City of), NE, Series 2020 B, Ref. RB	2.87%	04/01/2042	3,785	3,866,718
University of Nebraska Facilities Corp., Series 2019 A, Ref. RB	3.04%	10/01/2049	6,000	6,521,160
				10,387,878
Nevada-0.49%
Clark (County of), NV, Series 2010 A, GO Bonds	6.55%	07/01/2030	1,500	1,933,620
Clark (County of), NV, Series 2010 A, GO Bonds	6.75%	07/01/2038	1,620	2,476,640
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(c)	6.30%	08/01/2035	1,000	1,003,030
Nye (County of), NV, Series 2010 B, GO Bonds, (INS - AGM)(c)	6.40%	08/01/2040	1,000	1,002,940
Washoe (County of), NV (Streets & Highways), Series 2010 H, RB	7.45%	02/01/2040	3,000	4,526,490
				10,942,720
New Hampshire-0.15%
New Hampshire (State of) Business Finance Authority (Butler Health Care Center), Series 2020, RB	3.28%	10/01/2037	3,000	3,085,470
New Hampshire (State of) Turnpike System, Series 2009, RB	6.01%	11/01/2039	250	349,920
				3,435,390
New Jersey-2.69%
Camden (County of), NJ Improvement Authority (The) (County Capital Program), Series 2009 A, RB	6.18%	01/15/2027	500	586,690
New Jersey (State of) Educational Facilities Authority (New Jersey City University), Series 2010 G, RB	6.19%	07/01/2040	3,000	3,008,880
New Jersey (State of) Educational Facilities Authority (Seton Hall University), Series 2020 D, RB, (INS - AGM)(c)	3.96%	07/01/2048	1,400	1,467,508
New Jersey (State of) Educational Facilities Authority (The College of New Jersey), Series 2020, Ref. RB, (INS - AGM)(c)	3.61%	07/01/2050	10,000	10,112,000
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 B, RB	6.56%	12/15/2040	7,455	9,601,444
New Jersey (State of) Transportation Trust Fund Authority, Series 2010 C, RB	5.75%	12/15/2028	1,990	2,256,779
New Jersey Institute of Technology, Series 2020 B, Ref. RB	3.42%	07/01/2042	6,955	7,465,567
Passaic (County of), NJ Improvement Authority, Series 2010, RB	6.54%	08/01/2031	1,000	1,003,910
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.57%	12/15/2029	500	678,025
Passaic (County of), NJ Valley Water Commission, Series 2009, RB	7.82%	12/15/2039	500	808,245
Rutgers The State University of New Jersey, Series 2010, RB	5.55%	05/01/2029	905	1,081,122
Rutgers The State University of New Jersey, Series 2019 R, Ref. RB	3.27%	05/01/2043	3,500	3,746,820
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.56%	05/01/2040	6,000	5,977,620
Rutgers The State University of New Jersey, Series 2020 S, Ref. RB	2.68%	05/01/2046	5,000	4,917,850
South Jersey Port Corp., Series 2009, RB	7.37%	01/01/2040	5,000	6,769,050
				59,481,510
New York-14.38%
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.66%	03/01/2022	1,600	1,597,376
Long Island (City of), NY Power Authority, Series 2020 C, Ref. RB	0.76%	03/01/2023	5,250	5,232,518
Metropolitan Transportation Authority, Series 2009, RB	5.87%	11/15/2039	335	392,630
Metropolitan Transportation Authority, Series 2009, RB	7.34%	11/15/2039	2,015	3,242,115
Metropolitan Transportation Authority, Series 2010 A2, RB	6.09%	11/15/2040	2,500	3,494,775
Metropolitan Transportation Authority, Series 2010 E, RB	6.81%	11/15/2040	6,525	8,389,388
Metropolitan Transportation Authority, Series 2010, RB	6.65%	11/15/2039	1,800	2,274,768
Metropolitan Transportation Authority, Series 2010, RB	6.67%	11/15/2039	7,250	9,227,147
Metropolitan Transportation Authority, Series 2010, RB	6.69%	11/15/2040	3,745	4,769,033
Monroe County Industrial Development Corp. (University of Rochester), Series 2020, RB	2.85%	07/01/2050	3,000	2,947,830
New York & New Jersey (States of) Port Authority, Series 2011, RB	4.93%	10/01/2051	11,485	15,744,212
New York & New Jersey (States of) Port Authority, Series 2012, RB	4.46%	10/01/2062	13,200	17,232,600
New York & New Jersey (States of) Port Authority, Series 2020 AAA, RB	1.09%	07/01/2023	22,500	22,762,800
New York (City of), NY, Series 2010 D-1, GO Bonds	5.99%	12/01/2036	1,500	2,095,800
New York (City of), NY, Series 2010 G-1, GO Bonds	5.97%	03/01/2036	8,495	12,178,687
New York (City of), NY, Series 2010 H-1, GO Bonds	5.65%	06/01/2027	1,000	1,197,820
New York (City of), NY, Series 2010 H-1, GO Bonds	5.85%	06/01/2040	5,000	7,584,900
New York (City of), NY, Series 2011 F-1, GO Bonds	6.27%	12/01/2037	7,920	11,856,953
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York-(continued)
New York (City of), NY, Series 2019 A-2, GO Bonds	2.13%	08/01/2024	$15,000	$15,676,500
New York (City of), NY, Series 2019 A-2, GO Bonds	2.63%	08/01/2028	10,000	10,725,200
New York (City of), NY, Series 2020 D-3, GO Bonds	2.22%	03/01/2035	6,930	6,927,782
New York (City of), NY Educational Construction Fund, Series 2010 A, RB	6.00%	04/01/2035	2,000	2,854,400
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	2.68%	03/01/2033	2,000	2,013,060
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	2.73%	03/01/2034	3,000	3,011,520
New York (City of), NY Industrial Development Agency (Yankee Stadium), Series 2020, Ref. RB, (INS - AGM)(c)	2.78%	03/01/2035	3,000	3,006,420
New York (City of), NY Municipal Water Finance Authority, Series 2010 GG, RB	5.72%	06/15/2042	4,460	6,876,606
New York (City of), NY Transitional Finance Authority, Series 2010, RB	5.51%	08/01/2037	1,575	2,139,937
New York (City of), NY Transitional Finance Authority, Series 2011 B-1, RB	5.93%	11/01/2036	6,475	6,504,138
New York (City of), NY Transitional Finance Authority, Series 2011 S-1B, RB	6.83%	07/15/2040	3,785	5,747,371
New York (City of), NY Transitional Finance Authority, Series 2019 B-2, RB	2.11%	11/01/2024	5,000	5,246,650
New York (State of) Dormitory Authority, Series 2009 F, RB	5.29%	03/15/2025	200	236,856
New York (State of) Dormitory Authority, Series 2010 C, RB	4.90%	02/15/2023	1,400	1,534,484
New York (State of) Dormitory Authority, Series 2010 D, RB	5.00%	03/15/2024	2,100	2,381,106
New York (State of) Dormitory Authority, Series 2010 D, RB	5.50%	03/15/2030	2,760	3,345,065
New York (State of) Dormitory Authority, Series 2010 H, RB	5.29%	03/15/2033	1,345	1,674,068
New York (State of) Dormitory Authority, Series 2010 H, RB	5.39%	03/15/2040	1,800	2,471,202
New York (State of) Dormitory Authority, Series 2019 B, Ref. RB	3.14%	07/01/2043	2,000	2,138,700
New York (State of) Dormitory Authority, Series 2020 F, Ref. RB	3.19%	02/15/2043	5,000	5,424,200
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	2.03%	02/15/2023	1,245	1,286,234
New York (State of) Dormitory Authority (General Purpose), Series 2020 F, Ref. RB	3.03%	02/15/2033	6,970	7,586,845
New York (State of) Dormitory Authority (New York University), Series 2018 B, RB	4.85%	07/01/2048	5,000	5,831,200
New York (State of) Dormitory Authority (New York University), Series 2020 B, Ref. RB	2.77%	07/01/2043	5,000	4,943,950
New York (State of) Dormitory Authority (New York University) (Green Bonds), Series 2019, RB	4.01%	07/01/2049	3,000	3,611,340
New York (State of) Housing Finance Agency, Series 2019 A, Ref. VRD RB(d)	0.15%	11/01/2045	9,900	9,900,000
New York (State of) Housing Finance Agency, Series 2019 B, Ref. VRD RB(d)	0.15%	11/01/2045	14,000	14,000,000
New York (State of) Thruway Authority, Series 2019 M, Ref. RB	2.90%	01/01/2035	5,000	5,436,550
New York State Environmental Facilities Corp., Series 2010, RB	5.71%	06/15/2030	1,000	1,314,540
New York State Urban Development Corp., Series 2010 B, RB	5.84%	03/15/2040	2,000	2,722,460
New York Transportation Development Corp., Series 2020 B, Ref. RB	1.61%	12/01/2022	1,100	1,101,628
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.02%	07/01/2024	2,000	2,015,740
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.12%	01/01/2025	2,750	2,786,053
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.22%	07/01/2025	2,500	2,545,350
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.27%	01/01/2026	2,000	2,031,720
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.32%	07/01/2026	1,000	1,019,190
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.42%	07/01/2027	2,000	2,048,500
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.47%	07/01/2028	3,000	3,060,630
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.57%	07/01/2029	2,000	2,053,520
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment), Series 2016 B, RB	3.67%	07/01/2030	1,000	1,028,720
Triborough Bridge & Tunnel Authority, Series 2009 B, RB	5.50%	11/15/2039	2,715	3,828,829
Triborough Bridge & Tunnel Authority, Series 2010, RB	5.45%	11/15/2032	2,280	2,935,340
Westchester County Local Development Corp. (Sarah Lawrence College), Series 2020 A, Ref. RB	6.25%	06/01/2050	4,000	4,423,400
Westchester Local Development Corp. (Westchester Medical Center Obligated Group), Series 2020, Ref. RB, (INS - AGM)(c)	3.85%	11/01/2050	7,750	7,942,742
Western Nassau County Water Authority, Series 2010 B, RB	6.70%	04/01/2040	500	733,655
				318,344,753
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina-0.02%
University of North Carolina at Chapel Hill, Series 2009, RB	5.76%	12/01/2039	$500	$501,850
Ohio-2.90%
American Municipal Power, Inc., Series 2009 B, RB	6.45%	02/15/2044	2,000	2,954,280
American Municipal Power, Inc. (Combined Hydroelectric), Series 2010 B, RB	8.08%	02/15/2050	9,930	18,596,904
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 B, RB	7.50%	02/15/2050	3,395	5,625,345
American Municipal Power, Inc. (Meldahl Hydroelectric), Series 2010 E, RB	6.27%	02/15/2050	2,090	2,962,512
American Municipal Power, Inc. (Prairie State Energy Campus), Series 2009 C, RB	6.05%	02/15/2043	8,005	11,610,052
Columbus (City of), OH Regional Airport Authority, Series 2019, RB	4.20%	12/15/2048	1,000	1,009,520
Cuyahoga (County of), OH, Series 2010, RB	8.22%	02/15/2040	1,000	1,352,620
Franklin (County of), OH (Nationwide Childrens Hospital), Series 2019 B, RB	3.38%	11/01/2050	8,000	9,028,080
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.39%	12/01/2030	1,000	1,339,480
Franklin (County of), OH Convention Facilities Authority, Series 2010, RB	6.54%	12/01/2036	1,070	1,585,537
JobsOhio Beverage System, Series 2020 A, Ref. RB	2.83%	01/01/2038	2,000	2,156,460
Ohio (State of) (Cleveland Clinic Health System Obligated Group), Series 2017, Ref. RB	3.70%	01/01/2043	1,000	1,174,020
Ohio State University (The), Series 2020, Ref. RB	3.02%	12/01/2050	5,000	4,847,300
				64,242,110
Oklahoma-0.32%
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.49%	01/01/2022	2,000	2,001,160
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.63%	01/01/2023	1,500	1,501,215
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.80%	01/01/2024	2,000	2,002,880
Oklahoma (State of) Turnpike Authority, Series 2020 B, Ref. RB	0.90%	01/01/2025	1,500	1,501,995
				7,007,250
Oregon-1.42%
Metro, Series 2019, GO Bonds	3.25%	06/01/2028	10,000	11,586,900
Morrow (Port of), OR (Bonneville Cooperation Project No. 4), Series 2016, RB	2.99%	09/01/2036	4,000	4,349,680
Oregon (State of), Series 2003, GO Bonds	5.89%	06/01/2027	2,000	2,502,720
Oregon (State of) Department of Transportation, Series 2010, RB	5.83%	11/15/2034	1,000	1,458,370
Oregon (State of) Department of Transportation, Series 2020 B, Ref. RB	1.66%	11/15/2031	4,000	4,058,240
Oregon State University, Series 2019, RB	4.05%	04/01/2052	6,000	6,477,600
Portland (Port of), OR (Portland International Airport), Series 2019, RB	4.24%	07/01/2049	1,000	1,006,210
				31,439,720
Pennsylvania-5.96%
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.09%	11/01/2033	18,000	18,030,060
Allegheny (County of), PA, Series 2020 C-79, Ref. GO Bonds	2.34%	11/01/2037	38,000	37,761,360
Commonwealth Financing Authority, Series 2010 C2, RB	5.59%	06/01/2030	2,000	2,505,640
Commonwealth Financing Authority, Series 2019 A, RB	3.81%	06/01/2041	5,000	5,866,900
Commonwealth Financing Authority, Series 2019 A, RB, (INS - AGM)(c)	3.66%	06/01/2038	20,000	23,547,600
Erie (City of), PA Water Authority, Series 2020, RB, (INS - AGM)(c)	3.46%	06/01/2060	3,140	3,310,973
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(c)	3.23%	12/01/2050	2,700	2,752,353
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(c)	3.48%	12/01/2055	4,000	4,145,840
Lehigh (County of), PA Authority, Series 2020, Ref. RB, (INS - BAM)(c)	3.63%	12/01/2059	4,500	4,651,155
Pennsylvania (Commonwealth of), Series 2010 B, GO Bonds	4.65%	02/15/2026	4,955	5,581,262
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority, Series 2010, RB	6.14%	04/01/2030	1,000	1,260,000
Pennsylvania (Commonwealth of) Higher Educational Facilities Authority (Trustees University of Pennsylvania), Series 2019 B, Ref. RB	2.97%	08/15/2045	7,000	7,437,780
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2009, RB	6.11%	12/01/2039	1,443	2,208,988
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.42%	12/01/2041	5,000	5,159,300
Pennsylvania (Commonwealth of) Turnpike Commission, Series 2020 A, Ref. RB	3.44%	12/01/2043	3,000	3,086,940
School District of Philadelphia (The), Series 2010, GO Bonds	6.62%	06/01/2030	1,000	1,245,490
University of Pittsburgh-of the Commonwealth System of Higher Education, Series 2017 C, Ref. RB	3.01%	09/15/2041	2,750	2,947,368
West Mifflin (Borough of), PA Sanitary Sewer Municipal Authority (Green Bonds), Series 2020 A, Ref. RB, (INS - BAM)(c)	0.80%	08/01/2021	500	500,100
				131,999,109
South Carolina-1.97%
Charleston Educational Excellence Finance Corp., Series 2020, Ref. RB	1.42%	12/01/2027	10,000	10,062,100
South Carolina (State of) Jobs-Economic Development Authority, Series 2020, Ref. RB, (INS - AGM)(c)	2.73%	07/01/2030	10,000	10,333,500
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina-(continued)
South Carolina (State of) Public Service Authority, Series 2010 C, RB	6.45%	01/01/2050	$9,050	$14,368,233
South Carolina (State of) Public Service Authority, Series 2016 D, RB, (INS - AGM)(c)	2.39%	12/01/2023	1,355	1,416,476
South Carolina Student Loan Corp., Series 2020, RB	3.59%	12/01/2039	5,000	5,168,750
Williamsburg County Public Facilities Corp. (Williamsburg County), Series 2010, RB(a)(b)	6.53%	12/01/2020	2,250	2,250,000
				43,599,059
Tennessee-0.05%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Board (Vanderbilt University), Seris 2016 B, RB	4.05%	07/01/2026	1,000	1,139,260
Texas-8.30%
Board of Regents of The University of Texas System, Series 2010 C, RB	4.64%	08/15/2030	10,000	12,491,900
Channelview Independent School District, Series 2010 B, GO Bonds, (CEP - Texas Permanent School Fund)	5.93%	08/15/2035	2,000	2,006,860
Dallas Convention Center Hotel Development Corp., Series 2009, RB	7.09%	01/01/2042	2,780	3,719,056
Dallas Independent School District, Series 2010 C, GO Bonds, (CEP - Texas Permanent School Fund)	6.45%	02/15/2035	5,170	5,300,698
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.89%	11/01/2021	11,820	11,972,360
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.88%	11/01/2022	5,690	5,829,405
Dallas-Fort Worth (Cities of), TX International Airport, Series 2019 A, Ref. RB	1.94%	11/01/2023	5,800	6,004,044
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.33%	11/01/2025	3,250	3,272,295
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	1.65%	11/01/2026	2,400	2,440,344
Dallas-Fort Worth (Cities of), TX International Airport, Series 2020 C, Ref. RB	2.92%	11/01/2050	20,000	19,940,600
Denison Independent School District, Series 2020, Ref. GO Bonds, (CEP - Texas Permanent School Fund)	2.74%	08/01/2041	10,000	10,414,000
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 B, Ref. RB, (INS - AGM)(c)	3.71%	11/15/2056	4,000	3,987,480
Harris (County of) & Houston (City of), TX Sports Authority, Series 2020 C, Ref. RB, (INS - AGM)(c)	3.86%	11/15/2040	2,255	2,242,733
North Texas Tollway Authority, Series 2009, RB	6.72%	01/01/2049	1,700	2,949,211
North Texas Tollway Authority, Series 2020, Ref. RB	3.08%	01/01/2042	500	515,070
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.36%	02/01/2022	5,000	5,007,250
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.48%	02/01/2023	13,000	13,057,980
San Antonio (City of), TX, Series 2020, Ref. GO Bonds	0.84%	02/01/2025	10,000	10,112,900
San Antonio Education Facilities Corp. (Trinity University), Series 2020, Ref. RB	3.24%	06/01/2050	10,000	9,941,500
Texas (State of), Series 2009, GO Bonds	5.52%	04/01/2039	9,680	14,286,809
Texas (State of) Transportation Commission (Central Texas Turnpike System), Series 2020 C, Ref. RB	3.03%	08/15/2041	2,000	2,011,600
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.03%	04/01/2026	2,000	2,331,940
Texas (State of) Transportation Commission State Highway Fund, Series 2010 B, RB	5.18%	04/01/2030	11,715	15,058,109
Texas A&M University, Series 2019 A, RB	4.20%	05/15/2048	2,500	2,826,950
Texas A&M University System Board of Regents, Series 2019 B, Ref. RB	2.62%	05/15/2029	3,000	3,314,940
University of Texas System (The), Series 2020 B, Ref. RB	2.44%	08/15/2049	7,500	7,665,600
Waco Educational Finance Corp. (Baylor University), Series 2020, Ref. RB	2.84%	03/01/2040	5,000	4,978,200
				183,679,834
Utah-0.29%
Salt Lake (County of), UT Municipal Building Authority, Series 2009, RB	5.82%	12/01/2029	500	645,075
Utah (State of), Series 2009 D, GO Bonds	4.55%	07/01/2024	575	622,541
Utah (State of), Series 2010 B, GO Bonds	3.54%	07/01/2025	2,355	2,559,108
Utah (State of) Transit Authority, Series 2009 B, RB	5.94%	06/15/2039	1,815	2,629,336
				6,456,060
Virgin Islands-0.33%
Virgin Islands (Government of) Water & Power Authority, Series 2010, RB, (INS - AGM)(c)	6.85%	07/01/2035	5,795	7,244,503
Washington-2.51%
Benton (County of), WA Public Utility District No. 1, Series 2010, RB	6.55%	11/01/2030	750	1,038,345
Central Puget Sound Regional Transit Authority, Series 2009 S-2T, RB	5.49%	11/01/2039	1,855	2,722,750
Cowlitz (County of), WA Public Utility District No. 1, Series 2010, RB	6.88%	09/01/2032	6,500	9,137,960
Douglas (County of), WA Public Utility District No. 1, Series 2010 1-B, RB	5.25%	09/01/2030	2,000	2,387,360
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.73%	01/01/2030	2,500	3,275,600
Grant (County of), WA Public Utility District No. 2, Series 2010, Ref. RB	5.83%	01/01/2040	2,750	3,845,132
King (County of), WA, Series 2020 B, Ref. RB	1.30%	01/01/2028	15,990	16,195,951
King (County of), WA, Series 2020 B, Ref. RB	1.46%	01/01/2029	5,915	5,998,106
Seattle (Port of), WA, Series 2017, Ref. RB	3.76%	05/01/2036	500	528,870
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Washington-(continued)
Snohomish (County of), WA Public Hospital District No. 3, Series 2010, GO Bonds	6.33%	12/01/2035	$1,000	$1,002,110
Tacoma (City of), WA, Series 2010 B, RB	5.37%	12/01/2030	1,000	1,293,040
Tacoma (City of), WA, Series 2010 B, RB, (INS - AGM)(c)	5.79%	01/01/2032	2,570	3,577,569
Washington (State of), Series 2010, GO Bonds	5.09%	08/01/2033	2,000	2,630,740
Washington (State of) Biomedical Research Facilities 3, Series 2010 B, RB	6.42%	07/01/2030	1,435	1,859,387
				55,492,920
Wisconsin-2.02%
Wisconsin (State of), Series 2017 A, Ref. RB	3.95%	05/01/2036	3,000	3,367,320
Wisconsin (State of), Series 2019 1, Ref. GO Bonds	2.38%	05/01/2030	7,500	8,230,650
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	1.88%	05/01/2025	2,500	2,640,750
Wisconsin (State of), Series 2020 2, Ref. GO Bonds	2.35%	05/01/2031	1,000	1,090,510
Wisconsin (State of), Series 2020 A, Ref. RB	2.50%	05/01/2032	2,000	2,165,340
Wisconsin (State of) Center District, Series 2020 B, Ref. RB, (INS - AGM)(c)	4.17%	12/15/2050	2,000	2,087,900
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center), Series 2020, Ref. RB, (INS - AGM)(c)	3.09%	06/01/2050	25,000	25,171,000
				44,753,470
Total Municipal Obligations (Cost $1,950,513,131)				2,112,699,792
U.S. Dollar Denominated Bonds & Notes-2.43%
California-0.70%
Claremont Mckenna College, Series 2019	3.38%	01/01/2050	7,500	8,045,616
Pepperdine University	3.30%	12/01/2059	5,000	5,357,538
University of Southern California, Series A	3.23%	10/01/2120	2,000	2,074,726
				15,477,880
Connecticut-0.17%
Wesleyan University	3.37%	07/01/2050	4,000	3,856,927
District of Columbia-0.14%
Association of American Medical Colleges	3.32%	10/01/2041	3,000	3,009,509
Maine-0.09%
President & Trustees of Colby College (The)	3.20%	07/01/2054	2,000	1,986,571
Massachusetts-0.19%
Whitehead Institute for Biomedical Research	3.28%	12/01/2050	4,000	4,316,592
Minnesota-0.12%
Mayo Clinic, Series 2016	4.13%	11/15/2052	2,000	2,624,437
New Hampshire-0.10%
Trustees of Dartmouth College	3.47%	06/01/2046	2,000	2,253,313
New York-0.76%
Ford Foundation (The)	2.42%	06/01/2050	3,000	3,045,253
Ford Foundation (The)	2.82%	06/01/2070	5,000	5,305,719
Montefiore Medical Center	2.90%	04/20/2032	1,130	1,254,363
Montefiore Obligated Group, (INS - AGM)(c)	3.79%	09/01/2050	7,000	7,158,923
				16,764,258
Texas-0.16%
Baylor Scott & White Holdings	3.97%	11/15/2046	3,000	3,624,979
Total U.S. Dollar Denominated Bonds & Notes (Cost $50,629,900)				53,914,466
See accompanying notes which are an integral part of this schedule.

Invesco Taxable Municipal Bond ETF (BAB)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Money Market Funds-4.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(e)(f) (Cost $90,070,244)	90,070,244	$90,070,244
TOTAL INVESTMENTS IN SECURITIES(g)-101.93% (Cost $2,091,213,275)		2,256,684,502
OTHER ASSETS LESS LIABILITIES-(1.93%)		(42,753,977)
NET ASSETS-100.00%		$2,213,930,525

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
AGM	-Assured Guaranty Municipal Corp.
BAM	-Build America Mutual Assurance Co.
CEP	-Credit Enhancement Provider
COP	-Certificates of Participation
GO	-General Obligation
INS	-Insurer
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$237,732,290	$(147,662,046)	$-	$-	$90,070,244	$2,122
Invesco Premier U.S. Government Money Portfolio, Institutional Class	90,139,484	43,580,996	(133,720,480)	-	-	-	537
Total	$90,139,484	$281,313,286	$(281,382,526)	$-	$-	$90,070,244	$2,659

(f)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(g)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Assured Guaranty Municipal Corp.	9.82%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco Treasury Collateral ETF (CLTL)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.72%
U.S. Treasury Bills-33.84%(a)
0.07%–0.12%, 01/07/2021	$13,603,100	$13,602,086
0.07%–0.11%, 01/14/2021	13,860,000	13,858,857
0.08%–0.11%, 01/21/2021	14,647,400	14,645,947
0.08%–0.17%, 01/28/2021	14,663,000	14,661,169
0.09%–0.12%, 02/04/2021	13,859,000	13,857,061
0.08%–0.11%, 02/11/2021	13,859,000	13,856,990
0.08%–0.11%, 02/18/2021	13,859,000	13,856,795
0.09%–0.39%, 02/25/2021	19,274,000	19,270,432
0.09%–0.12%, 03/04/2021	13,986,000	13,983,301
0.08%–0.09%, 03/11/2021	13,425,000	13,422,110
0.09%, 03/18/2021	19,186,000	19,181,153
0.09%–0.17%, 03/25/2021	24,714,000	24,707,446
0.09%–0.10%, 04/01/2021	19,186,000	19,180,357
0.09%–0.17%, 04/22/2021	16,490,000	16,484,715
0.08%–0.10%, 05/20/2021	9,923,000	9,919,310
0.09%–0.16%, 06/17/2021	15,640,000	15,633,764
0.10%, 07/15/2021	19,186,000	19,176,816
0.10%, 08/12/2021	19,186,000	19,175,464
0.11%, 09/09/2021	19,186,000	19,171,422
		307,645,195
U.S. Treasury Notes-65.88%
1.88%, 12/15/2020	11,609,000	11,616,788
1.75% - 2.50%, 12/31/2020	28,391,000	28,437,113
2.00%, 01/15/2021	6,386,000	6,400,593
1.38% - 2.13%, 01/31/2021	23,218,000	23,280,305
2.25% - 3.63%, 02/15/2021	23,694,000	23,821,663
1.13% - 2.50%, 02/28/2021	53,495,000	53,709,648
	Principal Amount	Value
U.S. Treasury Notes-(continued)
2.38%, 03/15/2021	$13,320,000	$13,408,320
2.25%, 03/31/2021	12,677,000	12,768,043
2.38%, 04/15/2021	25,861,000	26,082,193
2.25%, 04/30/2021	23,010,000	23,216,795
2.63%, 05/15/2021	19,051,000	19,272,156
1.38% - 2.00%, 05/31/2021	48,919,000	49,306,736
2.63%, 06/15/2021	9,868,000	10,003,067
1.13% - 2.13%, 06/30/2021	41,698,000	42,065,761
2.63%, 07/15/2021	19,288,000	19,593,607
1.13% - 2.25%, 07/31/2021	34,130,000	34,447,547
2.13% - 2.75%, 08/15/2021	21,112,000	21,466,645
1.13% - 2.00%, 08/31/2021	49,186,000	49,729,623
2.75%, 09/15/2021	15,000,000	15,312,334
1.13% - 2.13%, 09/30/2021	38,254,000	38,713,713
2.88%, 10/15/2021	7,892,000	8,082,602
1.25% - 2.00%, 10/31/2021	39,270,000	39,846,630
2.00%, 11/15/2021	10,000,000	10,181,437
1.50% - 1.88%, 11/30/2021	18,000,000	18,287,441
		599,050,760
TOTAL INVESTMENTS IN SECURITIES-99.72% (Cost $906,453,330)		906,695,955
OTHER ASSETS LESS LIABILITIES-0.28%		2,586,333
NET ASSETS-100.00%		$909,282,288
Notes to Schedule of Investments:
(a) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,408,985	$(4,408,985)	$-	$-	$-	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	221,238	164,048	(385,286)	-	-	-	-
Total	$221,238	$4,573,033	$(4,794,271)	$-	$-	$-	$3
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Variable Rate Preferred ETF (VRP)
November 30, 2020
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes-73.01%
Automobiles-0.98%
General Motors Financial Co., Inc.
Series A, 5.75%(b)(c)(d)	$7,040,000	$7,233,600
Series B, 6.50%(b)(c)(d)	3,415,000	3,649,713
Series C, 5.70%(c)(d)	3,498,000	3,830,310
		14,713,623
Banks-34.69%
Bank of America Corp.
Series AA, 6.10%(c)(d)	13,280,000	14,748,436
Series DD, 6.30%(c)(d)	6,945,000	7,982,948
Series FF, 5.88%(c)(d)	16,155,000	18,132,023
Series JJ, 5.13%(c)(d)	6,925,000	7,331,407
Series MM, 4.30%(c)(d)	7,675,000	7,799,719
Series U, 5.20%(b)(c)(d)	6,866,000	7,104,755
Series X, 6.25%(c)(d)	13,865,000	15,523,547
Series Z, 6.50%(c)(d)	9,488,000	10,721,440
Citigroup, Inc.
5.90%(c)(d)	5,175,000	5,460,608
Series A, 5.95%(c)(d)	10,416,000	10,967,291
Series D, 5.35%(b)(c)(d)	8,385,000	8,696,922
Series M, 6.30%(c)(d)	12,010,000	12,790,650
Series P, 5.95%(c)(d)	13,662,000	14,749,145
Series Q, 4.32% (3 mo. USD LIBOR + 4.10%)(d)(e)	8,683,000	8,669,975
Series R, 4.70% (3 mo. USD LIBOR + 4.48%)(d)(e)	10,213,000	10,229,870
Series T, 6.25%(c)(d)	10,452,000	11,998,008
Series U, 5.00%(c)(d)	10,250,000	10,746,715
Series V, 4.70%(c)(d)	10,400,000	10,643,620
Citizens Financial Group, Inc., Series F, 5.65%(c)(d)	2,730,000	3,023,475
Comerica, Inc., 5.63%(c)(d)	2,700,000	2,983,500
Fifth Third Bancorp
Series H, 5.10%(c)(d)	4,075,000	4,068,480
Series L, 4.50%(c)(d)	2,390,000	2,485,600
Huntington Bancshares, Inc.
Series E, 5.70%(c)(d)	3,429,000	3,419,742
Series F, 5.63%(b)(c)(d)	3,430,000	3,977,085
Series G, 4.45%(c)(d)	3,485,000	3,616,036
JPMorgan Chase & Co.
Series CC, 4.63%(b)(c)(d)	8,600,000	8,460,841
Series FF, 5.00%(c)(d)	15,571,000	16,368,558
Series HH, 4.60%(c)(d)	20,575,000	21,037,937
Series I, 3.68% (3 mo. USD LIBOR + 3.47%)(d)(e)	20,391,000	20,222,724
Series II, 4.00%(c)(d)	10,550,000	10,549,472
Series Q, 5.15%(c)(d)	10,245,000	10,593,476
Series R, 6.00%(c)(d)	10,390,000	10,937,657
Series S, 6.75%(c)(d)	13,830,000	15,450,577
Series U, 1.16% (3 mo. USD LIBOR + 0.95%), 02/02/2037(e)	2,340,000	1,996,941
Series U, 6.13%(c)(d)	6,790,000	7,332,115
Series V, 3.55% (3 mo. USD LIBOR + 3.32%)(d)(e)	17,419,000	16,935,358
Series W, 1.22% (3 mo. USD LIBOR + 1.00%), 05/15/2047(e)	4,259,000	3,444,615
Series X, 6.10%(c)(d)	11,128,000	12,058,027
Series Z, 4.01% (3 mo. USD LIBOR + 3.80%)(d)(e)	13,790,000	13,872,257
KeyCorp, Series D, 5.00%(c)(d)	3,665,000	3,857,413
	Principal Amount	Value
Banks-(continued)
M&T Bank Corp.
Series E, 6.45%(c)(d)	$2,490,000	$2,751,126
Series F, 5.13%(b)(c)(d)	3,470,000	3,730,250
Series G, 5.00%(c)(d)	2,825,000	2,954,088
PNC Financial Services Group, Inc. (The)
Series O, 6.75%(c)(d)	7,005,000	7,220,763
Series R, 4.85%(c)(d)	3,495,000	3,630,104
Series S, 5.00%(c)(d)	3,600,000	3,933,000
Regions Financial Corp., Series D, 5.75%(c)(d)	2,505,000	2,742,975
Truist Financial Corp.
Series L, 5.05%(c)(d)	5,150,000	5,174,463
Series M, 5.13%(c)(d)	3,480,000	3,660,960
Series N, 4.80%(c)(d)	11,600,000	12,169,652
Series P, 4.95%(c)(d)	6,875,000	7,545,313
Series Q, 5.10%(c)(d)	6,875,000	7,784,563
U.S. Bancorp
Series I, 5.13%(b)(c)(d)	5,190,000	5,196,488
Series J, 5.30%(c)(d)	7,040,000	7,900,077
USB Capital IX, 3.50% (3 mo. USD LIBOR + 1.02%)(d)(e)	4,780,000	4,584,522
Wachovia Capital Trust III, 5.57% (3 mo. USD LIBOR + 0.93%)(d)(e)	17,449,000	17,691,018
Wells Fargo & Co.
Series S, 5.90%(c)(d)	13,664,000	14,490,938
Series U, 5.88%(c)(d)	13,746,000	15,086,098
		519,235,363
Capital Markets-9.79%
Bank of New York Mellon Corp. (The)
Series D, 4.50%(c)(d)	3,445,000	3,501,705
Series E, 3.65% (3 mo. USD LIBOR + 3.42%)(d)(e)	7,015,000	7,046,882
Series F, 4.63%(c)(d)	6,961,000	7,340,374
Series G, 4.70%(c)(d)	6,990,000	7,654,050
Series H, 3.70%(c)(d)	3,995,000	4,087,884
Charles Schwab Corp. (The)
7.00%(b)(c)(d)	2,810,000	2,985,625
Series E, 4.63%(c)(d)	4,235,000	4,335,369
Series F, 5.00%(c)(d)	3,465,000	3,674,633
Series G, 5.38%(c)(d)	17,450,000	19,500,375
Goldman Sachs Capital II, 4.00% (3 mo. USD LIBOR + 0.77%)(d)(e)	5,282,000	5,071,090
Goldman Sachs Group, Inc. (The)
Series M, 4.13% (3 mo. USD LIBOR + 3.92%)(d)(e)	13,980,000	13,966,020
Series O, 5.30%(c)(d)	4,455,000	4,844,812
Series P, 5.00%(b)(c)(d)	10,410,000	10,451,640
Series Q, 5.50%(c)(d)	3,450,000	3,802,004
Series R, 4.95%(c)(d)	4,150,000	4,352,312
Mellon Capital IV, Series 1, 4.00% (3 mo. USD LIBOR + 0.57%)(b)(d)(e)	3,580,000	3,575,525
Morgan Stanley
Series H, 3.85% (3 mo. USD LIBOR + 3.61%)(d)(e)	9,149,000	9,103,640
Series J, 4.05% (3 mo. USD LIBOR + 3.81%)(b)(d)(e)	10,390,000	10,393,588
Series M, 5.88%(b)(c)(d)	2,785,000	3,101,794
Series N, 5.30%(b)(c)(d)	2,050,000	2,126,875
Northern Trust Corp., Series D, 4.60%(c)(d)	3,470,000	3,691,213
See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Capital Markets-(continued)
State Street Corp.
1.25% (3 mo. USD LIBOR + 1.00%), 06/15/2047(e)	$3,636,000	$3,081,509
Series F, 3.85% (3 mo. USD LIBOR + 3.60%)(d)(e)	5,250,000	5,295,780
Series H, 5.63%(c)(d)	3,440,000	3,603,400
		146,588,099
Consumer Finance-1.72%
American Express Co.
Series B, 3.65% (3 mo. USD LIBOR + 3.43%)(b)(d)(e)	5,355,000	5,320,192
Series C, 3.54% (3 mo. USD LIBOR + 3.29%)(d)(e)	6,008,000	5,850,290
Capital One Financial Corp., Series E, 4.03% (3 mo. USD LIBOR + 3.80%)(d)(e)	7,038,000	6,899,265
Discover Financial Services
Class C, 5.50%(c)(d)	3,880,000	4,008,763
Series D, 6.13%(c)(d)	3,395,000	3,751,475
		25,829,985
Diversified Financial Services-0.62%
Equitable Holdings, Inc., Series B, 4.95%(b)(c)(d)	3,480,000	3,654,000
National Rural Utilities Cooperative Finance Corp.
4.75%, 04/30/2043(c)	2,714,000	2,862,727
5.25%, 04/20/2046(c)	2,470,000	2,739,885
		9,256,612
Electric Utilities-2.04%
Duke Energy Corp., 4.88%(c)(d)	6,875,000	7,387,188
NextEra Energy Capital Holdings, Inc.
2.29% (3 mo. USD LIBOR + 2.07%), 10/01/2066(b)(e)	2,147,000	1,864,144
4.80%, 12/01/2077(c)	3,770,000	4,158,610
5.65%, 05/01/2079(c)	3,450,000	4,051,897
Southern Co. (The)
Series B, 4.00%, 01/15/2051(c)	8,710,000	9,129,521
Series B, 5.50%, 03/15/2057(c)	3,821,000	3,970,522
		30,561,882
Industrial Conglomerates-2.30%
General Electric Co., Series D, 5.00%(c)(d)	38,564,000	34,389,987
Insurance-7.51%
Aegon N.V. (Netherlands), 5.50%, 04/11/2048(c)	5,675,000	6,372,949
Allstate Corp. (The), Series B, 5.75%, 08/15/2053(c)	5,654,000	6,063,805
American International Group, Inc., Series A-9, 5.75%, 04/01/2048(c)	5,229,000	5,908,770
AXIS Specialty Finance LLC, 4.90%, 01/15/2040(c)	2,909,000	3,007,633
Enstar Finance LLC, 5.75%, 09/01/2040(c)	2,390,000	2,489,589
Everest Reinsurance Holdings, Inc., 2.61% (3 mo. USD LIBOR + 2.39%), 05/15/2037(e)	1,599,000	1,450,293
Lincoln National Corp.
2.58% (3 mo. USD LIBOR + 2.36%), 05/17/2066(e)	5,055,000	3,878,474
2.26% (3 mo. USD LIBOR + 2.04%), 04/20/2067(e)	3,560,000	2,605,012
Markel Corp., 6.00%(c)(d)	4,120,000	4,475,350
	Principal Amount	Value
Insurance-(continued)
MetLife, Inc.
Series C, 3.83% (3 mo. USD LIBOR + 3.58%)(b)(d)(e)	$3,491,000	$3,484,454
Series D, 5.88%(b)(c)(d)	3,515,000	3,980,060
Series G, 3.85%(b)(c)(d)	6,995,000	7,272,702
PartnerRe Finance B LLC, 4.50%, 10/01/2050(c)	3,495,000	3,631,937
Principal Financial Group, Inc., 3.27% (3 mo. USD LIBOR + 3.04%), 05/15/2055(e)	2,843,000	2,657,637
Progressive Corp. (The), Series B, 5.38%(c)(d)	3,540,000	3,637,350
Prudential Financial, Inc.
5.88%, 09/15/2042(c)	6,972,000	7,474,069
5.63%, 06/15/2043(c)	10,303,000	11,104,868
5.20%, 03/15/2044(c)	3,460,000	3,698,640
5.38%, 05/15/2045(c)	6,847,000	7,492,711
4.50%, 09/15/2047(c)	5,150,000	5,711,805
5.70%, 09/15/2048(b)(c)	7,015,000	8,145,442
3.70%, 10/01/2050(b)(c)	5,600,000	5,845,000
Reinsurance Group of America, Inc., 2.92% (3 mo. USD LIBOR + 2.67%), 12/15/2065(e)	2,230,000	2,002,183
		112,390,733
Machinery-0.37%
Stanley Black & Decker, Inc., 4.00%, 03/15/2060(c)	5,225,000	5,538,431
Media-0.60%
ViacomCBS, Inc.
5.88%, 02/28/2057(c)	3,655,000	3,771,503
6.25%, 02/28/2057(c)	4,671,000	5,187,005
		8,958,508
Multi-Utilities-2.20%
CenterPoint Energy, Inc., Series A, 6.13%(c)(d)	5,462,000	5,642,898
CMS Energy Corp.
4.75%, 06/01/2050(c)	3,500,000	3,852,370
3.75%, 12/01/2050(c)	2,750,000	2,787,263
Dominion Energy, Inc.
Series A, 5.75%, 10/01/2054(c)	4,750,000	5,225,627
Series B, 4.65%(c)(d)	5,465,000	5,796,250
Sempra Energy, 4.88%(c)(d)	6,200,000	6,572,000
WEC Energy Group, Inc., 2.33% (3 mo. USD LIBOR + 2.11%), 05/15/2067(e)	3,616,000	3,060,111
		32,936,519
Oil, Gas & Consumable Fuels-8.72%
BP Capital Markets PLC (United Kingdom)
4.38%(c)(d)	17,475,000	18,698,075
4.88%(c)(d)	17,300,000	19,121,690
Enbridge, Inc. (Canada)
5.50%, 07/15/2077(c)	6,940,000	7,051,858
6.25%, 03/01/2078(c)	5,870,000	6,292,346
Series 20-A, 5.75%, 07/15/2080(c)	6,950,000	7,581,097
Energy Transfer Operating L.P.
Series A, 6.25%(c)(d)	6,345,000	5,072,034
Series G, 7.13%(c)(d)	7,650,000	7,265,587
Enterprise Products Operating LLC
5.38%, 02/15/2078(c)	4,851,000	4,619,817
Series D, 4.88%, 08/16/2077(c)	4,985,000	4,633,290
Series E, 5.25%, 08/16/2077(c)	6,989,000	6,902,369
Plains All American Pipeline L.P., Series B, 6.13%(c)(d)	5,628,000	4,052,160

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2020
(Unaudited)
	Principal Amount	Value
Oil, Gas & Consumable Fuels-(continued)
TransCanada PipeLines Ltd. (Canada), 2.43% (3 mo. USD LIBOR + 2.21%), 05/15/2067(e)	$6,908,000	$5,137,055
Transcanada Trust (Canada)
5.63%, 05/20/2075(c)	5,100,000	5,428,313
5.30%, 03/15/2077(c)	10,405,000	11,020,352
5.50%, 09/15/2079(c)	7,675,000	8,410,110
Series 16-A, 5.88%, 08/15/2076(c)	8,272,000	9,190,897
		130,477,050
Trading Companies & Distributors-0.32%
AerCap Holdings N.V. (Ireland), 5.88%, 10/10/2079(c)	5,018,000	4,746,852
Wireless Telecommunication Services-1.15%
Vodafone Group PLC (United Kingdom), 7.00%, 04/04/2079(c)	14,015,000	17,238,527
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,069,722,701)		1,092,862,171
	Shares
Preferred Stocks-26.14%
Banks-7.92%
Banco Santander S.A., Series 6, Pfd., (3 mo. USD LIBOR + 0.52%), 4.00% (Spain)(e)	100,665	2,516,625
Bank of America Corp.
Series 2, Pfd., (3 mo. USD LIBOR + 0.65%), 3.00%(b)(e)	85,058	1,824,494
Series 4, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(b)(e)	60,489	1,488,634
Series 5, Pfd., (3 mo. USD LIBOR + 0.50%), 4.00%(b)(e)	119,657	2,943,562
Series E, Pfd., (3 mo. USD LIBOR + 0.35%), 4.00%(b)(e)	90,334	2,243,897
Series K, Pfd., 6.45%(b)(c)	291,749	7,708,009
Citigroup, Inc.
Series K, Pfd., 6.88%(c)	417,718	11,900,786
Series J, Pfd., 7.13%(c)	265,624	7,631,377
Citizens Financial Group, Inc., Series D, Pfd., 6.35%(c)	85,866	2,375,912
F.N.B. Corp., Pfd., 7.25%(c)	31,786	953,580
Fifth Third Bancorp, Series I, Pfd., 6.63%(c)	127,882	3,672,771
First Horizon Corp., Series D, Pfd., 6.10%(b)(c)	28,957	762,438
Heartland Financial USA, Inc., Series E, Pfd., 7.00%(b)(c)	32,832	929,146
KeyCorp, Series E, Pfd., 6.13%(c)	143,082	4,279,583
People’s United Financial, Inc., Series A, Pfd., 5.63%(c)	70,197	1,980,257
PNC Financial Services Group, Inc. (The), Series P, Pfd., 6.13%(c)	417,408	11,048,790
Regions Financial Corp.
Series C, Pfd., 5.70%(c)	141,939	4,002,680
Series B, Pfd., 6.38%(c)	137,743	3,844,407
Synovus Financial Corp.
Series E, Pfd., 5.88%(b)(c)	99,635	2,666,233
Series D, Pfd., 6.30%(c)	57,166	1,533,764
Truist Financial Corp., Series I, Pfd., (3 mo. USD LIBOR + 0.53%), 4.00%(b)(e)	47,498	1,224,973
U.S. Bancorp
Series B, Pfd., (3 mo. USD LIBOR + 0.60%), 3.50%(b)(e)	277,593	6,528,987
Series F, Pfd., 6.50%(c)	306,209	8,203,339
	Shares	Value
Banks-(continued)
Valley National Bancorp
Series B, Pfd., 5.50%(c)	29,050	$740,775
Series A, Pfd., 6.25%(c)	32,292	920,322
Wells Fargo & Co.
Series Q, Pfd., 5.85%(c)	482,067	12,586,769
Series R, Pfd., 6.63%(b)(c)	234,015	6,617,944
WesBanco, Inc., Series A, Pfd., 6.75%(b)(c)	39,660	1,102,945
Wintrust Financial Corp.
Series D, Pfd., 6.50%(c)	35,503	970,652
Series E, Pfd., 6.88%(c)	81,519	2,254,815
Zions Bancorporation N.A., Series G, Pfd., 6.30%(c)	39,387	1,128,438
		118,586,904
Capital Markets-5.06%
Goldman Sachs Group, Inc. (The)
Series A, Pfd., (3 mo. USD LIBOR + 0.75%), 3.75%(b)(e)	208,564	4,911,682
Series C, Pfd., (3 mo. USD LIBOR + 0.75%), 4.00%(b)(e)	56,822	1,417,709
Series D, Pfd., (3 mo. USD LIBOR + 0.67%), 4.00%(b)(e)	373,340	9,053,495
Series J, Pfd., 5.50%(c)	278,379	7,493,963
Series K, Pfd., 6.38%(b)(c)	195,362	5,538,513
Morgan Stanley
Series A, Pfd., (3 mo. USD LIBOR + 0.70%), 4.00%(b)(e)	304,674	7,513,261
Series K, Pfd., 5.85%(c)	278,486	8,076,094
Series I, Pfd., 6.38%(c)	277,580	7,955,443
Series F, Pfd., 6.88%(c)	238,174	6,773,668
Series E, Pfd., 7.13%(c)	240,715	7,014,435
State Street Corp.
Series G, Pfd., 5.35%(c)	137,936	3,987,730
Series D, Pfd., 5.90%(c)	212,728	5,988,293
		75,724,286
Consumer Finance-1.30%
GMAC Capital Trust I, Series 2, Pfd., (3 mo. USD LIBOR + 5.79%), 6.01%(b)(e)	750,176	19,497,074
Diversified Financial Services-1.35%
Citigroup Capital XIII, Pfd., (3 mo. USD LIBOR + 6.37%), 6.58%(b)(e)	624,320	17,131,341
Compass Diversified Holdings, Series B, Pfd., 7.88%(c)	28,424	707,758
Voya Financial, Inc., Series B, Pfd., 5.35%(c)	86,148	2,394,914
		20,234,013
Electric Utilities-0.42%
SCE Trust III, Series H, Pfd., 5.75%(c)	79,038	1,920,623
SCE Trust IV, Series J, Pfd., 5.38%(c)	93,677	2,248,248
SCE Trust V, Series K, Pfd., 5.45%(c)	85,985	2,089,436
		6,258,307
Food Products-0.48%
CHS, Inc.
Series 3, Pfd., 6.75%(b)(c)	141,059	3,807,182
Series 2, Pfd., 7.10%(b)(c)	120,100	3,337,579
		7,144,761
Insurance-2.91%
Aegon N.V., Series 1, Pfd., (3 mo. USD LIBOR + 0.88%), 4.00% (Netherlands)(b)(e)	71,534	1,776,905
Allstate Corp. (The), Pfd., 5.10%(c)	143,480	3,838,090

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Insurance-(continued)
American Equity Investment Life Holding Co.
Series A, Pfd., 5.95%(c)	113,748	$2,940,386
Series B, Pfd., 6.63%(c)	82,215	2,189,385
Argo Group International Holdings Ltd., Pfd., 7.00%(c)	42,781	1,109,739
Aspen Insurance Holdings Ltd., Pfd., 5.95% (Bermuda)(c)	78,207	2,121,756
Athene Holding Ltd.
Series A, Pfd., 6.35%(c)	238,068	6,687,330
Series C, Pfd., 6.38%(c)	170,528	4,684,404
Enstar Group Ltd., Series D, Pfd., 7.00%(c)	113,844	3,187,632
Hartford Financial Services Group, Inc. (The), Pfd., 7.88%(c)	166,196	4,591,996
MetLife, Inc., Series A, Pfd., (3 mo. USD LIBOR + 1.00%), 4.00%(b)(e)	170,507	4,272,905
Reinsurance Group of America, Inc.
Pfd., 5.75%(c)	114,288	3,225,207
Pfd., 6.20%(c)	114,336	3,010,467
		43,636,202
Marine-0.07%
Atlas Corp., Series I, Pfd., 8.00% (Canada)(c)	42,338	1,043,632
Mortgage REITs-2.98%
AG Mortgage Investment Trust, Inc., Series C, Pfd., 8.00%(b)(c)	32,592	646,951
AGNC Investment Corp.
Series F, Pfd., 6.13%(b)(c)	163,358	3,642,883
Series E, Pfd., 6.50%(c)	114,463	2,645,240
Series D, Pfd., 6.88%(b)(c)	66,493	1,557,931
Series C, Pfd., 7.00%(b)(c)	92,334	2,202,166
Annaly Capital Management, Inc.
Series G, Pfd., 6.50%(b)(c)	120,963	2,685,379
Series I, Pfd., 6.75%(b)(c)	125,491	2,980,411
Series F, Pfd., 6.95%(b)(c)	204,612	4,834,982
Chimera Investment Corp.
Series C, Pfd., 7.75%(c)	73,882	1,694,853
Series B, Pfd., 8.00%(c)	92,529	2,169,805
Series D, Pfd., 8.00%(c)	57,338	1,348,016
Dynex Capital, Inc., Series C, Pfd., 6.90%(b)(c)	31,742	760,221
Ellington Financial, Inc., Pfd., 6.75%(c)	32,027	719,006
Exantas Capital Corp., Pfd., 8.63%(b)(c)	32,954	728,613
MFA Financial, Inc., Series C, Pfd., 6.50%(c)	89,961	2,035,817
New Residential Investment Corp.
Series C, Pfd., 6.38%(c)	115,046	2,284,814
Series B, Pfd., 7.13%(c)	79,417	1,800,383
Series A, Pfd., 7.50%(c)	44,073	1,040,123
New York Mortgage Trust, Inc.
Series E, Pfd., 7.88%(c)	49,183	1,084,485
Series D, Pfd., 8.00%(b)(c)	38,162	854,066
PennyMac Mortgage Investment Trust
Series B, Pfd., 8.00%(b)(c)	55,348	1,378,719
Series A, Pfd., 8.13%(c)	32,494	802,277
Two Harbors Investment Corp.
Series C, Pfd., 7.25%(c)	83,996	1,822,713
Series B, Pfd., 7.63%(c)	81,378	1,896,107
Series A, Pfd., 8.13%(c)	40,967	992,221
		44,608,182
Multi-Utilities-0.81%
Algonquin Power & Utilities Corp.
Series 19-A, Pfd., 6.20% (Canada)(c)	99,547	2,759,443
Pfd., 6.88% (Canada)(c)	82,109	2,258,818
	Shares	Value
Multi-Utilities-(continued)
Integrys Holding, Inc., Pfd., 6.00%(c)	112,550	$3,088,372
NiSource, Inc., Series B, Pfd., 6.50%(c)	142,244	3,968,608
		12,075,241
Oil, Gas & Consumable Fuels-2.03%
Altera Infrastructure L.P., Series E, Pfd., 8.88%(c)	33,637	723,196
DCP Midstream L.P.
Series B, Pfd., 7.88%(c)	45,551	968,414
Series C, Pfd., 7.95%(c)	31,018	659,133
Enbridge, Inc., Series B, Pfd., 6.38% (Canada)(c)	171,399	4,554,071
Energy Transfer Operating L.P.
Series C, Pfd., 7.38%(c)	128,149	2,630,899
Series E, Pfd., 7.60%(c)	226,110	5,069,386
Series D, Pfd., 7.63%(c)	126,208	2,713,472
GasLog Partners L.P.
Series B, Pfd., 8.20% (Greece)(c)	32,459	544,987
Series C, Pfd., 8.50% (Greece)(c)	28,224	474,163
Series A, Pfd., 8.63% (Greece)(c)	40,466	714,630
NGL Energy Partners L.P., Series B, Pfd., 9.00%(c)	93,447	931,667
NuStar Energy L.P.
Series B, Pfd., 7.63%(c)	108,152	1,931,595
Series A, Pfd., 8.50%(c)	63,028	1,296,486
Series C, Pfd., 9.00%(c)	48,985	1,040,931
NuStar Logistics L.P., Pfd., (3 mo. USD LIBOR + 6.73%), 6.97%(e)	113,597	2,370,769
Targa Resources Partners L.P., Series A, Pfd., (1 mo. USD LIBOR + 7.71%), 7.86%(e)	35,098	878,152
Teekay LNG Partners L.P., Series B, Pfd., 8.50% (Bermuda)(c)	49,416	1,205,750
Tsakos Energy Navigation Ltd.
Series E, Pfd., 9.25% (Greece)(c)	33,066	702,653
Series F, Pfd., 9.50% (Greece)(c)	43,075	934,727
		30,345,081
Thrifts & Mortgage Finance-0.33%
Merchants Bancorp, Series B, Pfd., 6.00%(b)(c)	35,437	936,954
New York Community Bancorp, Inc., Series A, Pfd., 6.38%(c)	147,233	3,992,959
		4,929,913
Trading Companies & Distributors-0.48%
Air Lease Corp., Series A, Pfd., 6.15%(b)(c)	71,309	1,872,574
Fortress Transportation and Infrastructure Investors LLC, Series B, Pfd., 8.00%(b)(c)	32,644	755,056
WESCO International, Inc., Series A, Pfd., 10.63%(c)	149,975	4,601,233
		7,228,863
Total Preferred Stocks (Cost $400,270,666)		391,312,459

Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(f)(g) (Cost $447,555)	447,555	447,555
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.18% (Cost $1,470,440,922)		1,484,622,185

See accompanying notes which are an integral part of this schedule.

Invesco Variable Rate Preferred ETF (VRP)—(continued)
November 30, 2020
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.35%
Invesco Private Government Fund, 0.02%(f)(g)(h)	20,048,636	$20,048,636
Invesco Private Prime Fund, 0.12%(f)(g)(h)	30,063,935	30,072,954
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $50,121,590)		50,121,590
TOTAL INVESTMENTS IN SECURITIES-102.53% (Cost $1,520,562,512)		1,534,743,775
OTHER ASSETS LESS LIABILITIES-(2.53)%		(37,838,310)
NET ASSETS-100.00%		$1,496,905,465

Investment Abbreviations:
LIBOR	-London Interbank Offered Rate
Pfd.	-Preferred
REIT	-Real Estate Investment Trust
USD	-U.S. Dollar

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2020.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$15,184,561	$(14,737,006)	$-	$-	$447,555	$65
Premier U.S. Government Portfolio Invesco, Institutional Class	-	6,056,704	(6,056,704)	-	-	-	6
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	26,063,360	47,769,752	(53,784,476)	-	-	20,048,636	2,468*
Invesco Private Prime Fund	8,688,001	46,868,865	(25,485,039)	1	1,126	30,072,954	6,013*
Total	$34,751,361	$115,879,882	$(100,063,225)	$1	$1,126	$50,569,145	$8,552

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco VRDO Tax-Free Weekly ETF (PVI)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-97.34%
California-8.03%
Bay Area Toll Authority, Series 2007 G1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.04%	04/01/2047	$1,000	$1,000,000
Los Angeles (City of), CA Department of Water, Series 2001 B-1, VRD RB(a)	0.04%	07/01/2035	1,500	1,500,000
San Diego (County of), CA Regional Transportation Commission, Series 2008 C, VRD RB(a)	0.05%	04/01/2038	1,500	1,500,000
				4,000,000
Colorado-4.41%
Colorado Springs (City of), CO, Series 2006 B, VRD RB(a)	0.11%	11/01/2036	2,200	2,200,000
District of Columbia-5.02%
District of Columbia, Series 1998 A, VRD RB, (LOC - PNC Bank, N.A.)(a)(b)	0.10%	08/15/2038	1,200	1,200,000
District of Columbia (Georgetown University), Series 2007 B-2, Ref. VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.08%	04/01/2041	1,300	1,300,000
				2,500,000
Florida-6.02%
Florida Keys Aqueduct Authority, Series 2008, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.10%	09/01/2035	1,500	1,500,000
West Palm Beach (City of), FL, Series 2008 C, VRD RB, (INS - AGC)(a)(c)	0.12%	10/01/2038	1,500	1,500,000
				3,000,000
Indiana-4.82%
Indianapolis (City of), IN, Series 2008, VRD RB, (LOC - Fannie Mae)(a)(b)	0.08%	05/15/2038	2,400	2,400,000
Louisiana-4.61%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC), Series 2013 B, Ref. VRD RB, (LOC - JPMorgan Chase Bank, N.A.)(a)(b)	0.10%	09/01/2033	2,000	2,000,000
Louisiana (State of) Public Facilities Authority (CHRISTUS Health), Series 2009 B2, Ref. VRD RB, (LOC - Bank of New York Mellon)(a)(b)	0.10%	07/01/2047	300	300,000
				2,300,000
Maryland-4.41%
Washington (State of) Suburban Sanitary Commission, Series 2015 A-2, VRD GO BAN(a)	0.08%	06/01/2023	2,200	2,200,000
Massachusetts-10.03%
Massachusetts (State of) Bay Transportation Authority, Series 2018 A-2, Ref. VRD(a)	0.09%	07/01/2026	300	300,000
Massachusetts (State of) Health & Educational Facilities Authority (Partners Healthcare), Series 1997 P1, VRD RB(a)	0.09%	07/01/2027	2,400	2,400,000
University of Massachusetts Building Authority, Series 2008 1, VRD RB(a)	0.08%	05/01/2038	2,300	2,300,000
				5,000,000
Missouri-5.42%
Kansas City (City of), MO (H Roe Bartle), Series 2008 F, Ref. VRD RB, (LOC - Sumitomo Mitsui Banking)(a)(b)	0.11%	04/15/2025	300	300,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health System), Series 2008 C, VRD RB(a)	0.09%	05/15/2038	2,400	2,400,000
				2,700,000
Nevada-5.02%
Clark (County of), NV Department of Aviation, Series 2008 D-3, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.10%	07/01/2029	2,500	2,500,000
New York-16.25%
Battery Park (City of), NY Authority, Series 2019 D-1, Ref. VRD RB(a)	0.09%	11/01/2038	1,800	1,800,000
Build NYC Resource Corp., Series 2015, Ref. VRD RB, (LOC - TD Bank, N.A.)(a)(b)	0.11%	04/01/2045	2,500	2,500,000
New York State Urban Development Corp., Series 2008 A-1, Ref. VRD RB, (LOC - Wells Fargo Bank, N.A.)(a)(b)	0.09%	01/01/2030	1,400	1,400,000
Triborough Bridge & Tunnel Authority, Series 2005 A, VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.09%	11/01/2041	2,400	2,400,000
				8,100,000
North Carolina-0.20%
Charlotte (City of), NC, Series 2006 B, VRD RB(a)	0.08%	07/01/2036	100	100,000
Ohio-5.02%
Franklin (County of), OH (OhioHealth Corp.), Series 2009 A, Ref. VRD RB(a)	0.09%	11/15/2041	2,500	2,500,000
See accompanying notes which are an integral part of this schedule.

Invesco VRDO Tax-Free Weekly ETF (PVI)—(continued)
November 30, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-4.01%
General Authority of Southcentral Pennsylvania (WellSpan Health Obligated Group), Series 2019 D, Ref. VRD RB(a)	0.14%	06/01/2037	$2,000	$2,000,000
Tennessee-2.34%
Sevier (County of), TN Public Building Authority, Series 2010 D-1, VRD RB, (LOC - Bank of America, N.A.)(a)(b)	0.11%	06/01/2026	1,165	1,165,000
Texas-7.92%
Austin (City of), TX, Series 2008, Ref. VRD RB, (LOC - Barclays Bank PLC)(a)(b)	0.11%	05/15/2031	1,635	1,635,000
Texas (State of), Series 2015 B, VRD GO Bonds(a)	0.09%	06/01/2046	1,610	1,610,000
University of Texas System Board of Regents, Series 2008 B, VRD RB(a)	0.05%	08/01/2025	700	700,000
				3,945,000
Washington-3.81%
Washington (State of) Higher Education Facilities Authority (Whitman College), Series 2004, VRD Ref. RB(a)	0.10%	10/01/2029	1,900	1,900,000
TOTAL INVESTMENTS IN SECURITIES(d)-97.34% (Cost $48,510,000)				48,510,000
OTHER ASSETS LESS LIABILITIES-2.66%				1,327,477
NET ASSETS-100.00%				$49,837,477

Investment Abbreviations:
AGC	-Assured Guaranty Corp.
BAN	-Bond Anticipation Notes
GO	-General Obligation
INS	-Insurer
LOC	-Letter of Credit
RB	-Revenue Bonds
Ref.	-Refunding
VRD	-Variable Rate Demand

Notes to Schedule of Investments:
(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on November 30, 2020.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Bank of America, N.A.	12.30%
Barclays Bank PLC	8.32%
TD Bank, N.A.	8.25%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco 1-30 Laddered Treasury ETF
Investments in Securities
U.S. Treasury Securities	$-	$123,707,628	$-	$123,707,628
Money Market Funds	45,180	-	-	45,180
Total Investments	$45,180	$123,707,628	$-	$123,752,808
Invesco CEF Income Composite ETF
Investments in Securities
Closed-End Funds	$777,395,422	$-	$-	$777,395,422
Money Market Funds	-	26,264,980	-	26,264,980
Total Investments	$777,395,422	$26,264,980	$-	$803,660,402
Invesco Fundamental Investment Grade Corporate Bond ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$57,456,844	$-	$57,456,844
Money Market Funds	265,622	607,682	-	873,304
Total Investments	$265,622	$58,064,526	$-	$58,330,148
Invesco Preferred ETF
Investments in Securities
Preferred Stocks	$6,596,309,956	$-	$-	$6,596,309,956
Money Market Funds	4,097,001	44,879,335	-	48,976,336
Total Investments	$6,600,406,957	$44,879,335	$-	$6,645,286,292
Invesco Taxable Municipal Bond ETF
Investments in Securities
Municipal Obligations	$-	$2,112,699,792	$-	$2,112,699,792
U.S. Dollar Denominated Bonds & Notes	-	53,914,466	-	53,914,466
Money Market Funds	90,070,244	-	-	90,070,244
Total Investments	$90,070,244	$2,166,614,258	$-	$2,256,684,502

	Level 1	Level 2	Level 3	Total
Invesco Variable Rate Preferred ETF
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$-	$1,092,862,171	$-	$1,092,862,171
Preferred Stocks	391,312,459	-	-	391,312,459
Money Market Funds	447,555	50,121,590	-	50,569,145
Total Investments	$391,760,014	$1,142,983,761	$-	$1,534,743,775
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.